UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07332 and 811-08162

Name of Fund: BlackRock Funds III and Master Investment Portfolio

BlackRock Funds III

BlackRock Russell 1000® Index Fund

BlackRock ACWI ex-US Index Fund

BlackRock CoreAlpha Bond Fund

BlackRock Bond Index Fund

BlackRock S&P 500 Stock Fund

LifePath® Retirement Portfolio

LifePath 2020 Portfolio®

LifePath® 2025 Portfolio

LifePath 2030 Portfolio®

LifePath® 2035 Portfolio

LifePath 2040 Portfolio®

LifePath® 2045 Portfolio

LifePath® 2050 Portfolio

LifePath® 2055 Portfolio

LifePath® Index Retirement Portfolio

LifePath® Index 2020 Portfolio

LifePath® Index 2025 Portfolio

LifePath® Index 2030 Portfolio

LifePath® Index 2035 Portfolio

LifePath® Index 2040 Portfolio

LifePath® Index 2045 Portfolio

LifePath® Index 2050 Portfolio

LifePath® Index 2055 Portfolio

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Government

BlackRock Cash Funds: Treasury

Master Investment Portfolio

Russell 1000® Index Master Portfolio

ACWI ex-US Index Master Portfolio

Bond Index Master Portfolio

S&P 500 Stock Master Portfolio

LifePath® Retirement Master Portfolio

LifePath 2020 Master Portfolio®

LifePath® 2025 Master Portfolio

LifePath 2030 Master Portfolio®

LifePath® 2035 Master Portfolio

LifePath 2040 Master Portfolio®

LifePath® 2045 Master Portfolio

LifePath® 2050 Master Portfolio

LifePath® 2055 Master Portfolio

LifePath® Index Retirement Master Portfolio

LifePath® Index 2020 Master Portfolio

LifePath® Index 2025 Master Portfolio

LifePath® Index 2030 Master Portfolio

LifePath® Index 2035 Master Portfolio

LifePath® Index 2040 Master Portfolio

LifePath® Index 2045 Master Portfolio

LifePath® Index 2050 Master Portfolio

LifePath® Index 2055 Master Portfolio

Active Stock Master Portfolio

CoreAlpha Bond Master Portfolio

Money Market Master Portfolio

Prime Money Market Master Portfolio

Government Money Market Master Portfolio

Treasury Money Market Master Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2011

Date of reporting period: 09/30/2011

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Russell 1000 Index Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Russell 1000 Index Master Portfolio of Master Investment Portfolio	$41,978,997

Total Investments (Cost – $48,724,879) – 99.9%	41,978,997
Other Assets Less Liabilities – 0.1%	45,615

Net Assets – 100.0%	$42,024,612

BlackRock Russell 1000 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Russell 1000 Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2011, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $41,978,997 and 85.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock ACWI ex-US Index Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
ACWI ex-US Index Master Portfolio of Master Investment Portfolio	$15,613,280

Total Investments (Cost – $19,876,789) – 100.5%	15,613,280
Liabilities in Excess of Other Assets – (0.5)%	(74,596)

Net Assets – 100.0%	$15,538,684

BlackRock ACWI ex-US Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in ACWI ex-US Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2011, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $15,613,280 and 50.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock CoreAlpha Bond Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Core Alpha Bond Portfolio of Master Investment Portfolio	$27,871,841

Total Investments (Cost – $27,427,546) – 99.7%	27,871,841
Other Assets Less Liabilities – 0.3%	95,189

Net Assets – 100.0%	$27,967,030

BlackRock CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2011, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $27,871,841 and 1.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Bond Index Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Bond Index Master Portfolio of Master Investment Portfolio	$112,473,365

Total Investments (Cost – $105,382,554) – 99.7%	112,473,365
Other Assets Less Liabilities – 0.3%	377,694

Net Assets – 100.0%	$112,851,059

BlackRock Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Bond Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2011, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $112,473,365 and 96.9% respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock S&P 500 Stock Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
S&P 500 Stock Master Portfolio of Master Investment Portfolio	$228,673,849

Total Investments (Cost – $201,093,222) – 99.8%	228,673,849
Other Assets Less Liabilities – 0.2%	354,132

Net Assets – 100.0%	$229,027,981

BlackRock S&P 500 Stock Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Stock Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2011, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $228,673,849 and 12.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	LifePath Retirement Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Retirement Master Portfolio of Master Investment Portfolio	$622,599,506

Total Investments (Cost – $577,194,680) – 100.1%	622,599,506
Liabilities in Excess of Other Assets – (0.1)%	(458,655)

Net Assets – 100.0%	$622,140,851

LifePath Retirement Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Retirement Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of September 30, 2011, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $622,599,506 and 47.2%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	LifePath 2020 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2020 Master Portfolio of Master Investment Portfolio	$1,135,008,901

Total Investments (Cost – $1,068,812,142) – 100.0%	1,135,008,901
Other Assets Less Liabilities – 0.0%	341,538

Net Assets – 100.0%	$1,135,350,439

LifePath 2020 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2020 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of September 30, 2011, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $1,135,008,901 and 51.5%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	LifePath 2025 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2025 Master Portfolio of Master Investment Portfolio	$9,224,503

Total Investments (Cost – $10,128,305) – 99.6%	9,224,503
Other Assets Less Liabilities – 0.4%	34,235

Net Assets – 100.0%	$9,258,738

LifePath 2025 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2025 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of September 30, 2011, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $9,224,503 and 99.9%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	LifePath 2030 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2030 Master Portfolio of Master Investment Portfolio	$947,160,925

Total Investments (Cost – $926,314,855) – 100.0%	947,160,925
Other Assets Less Liabilities – 0.0%	253,780

Net Assets – 100.0%	$947,414,705

LifePath 2030 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2030 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of September 30, 2011, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $947,160,925 and 51.2%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	LifePath 2035 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2035 Master Portfolio of Master Investment Portfolio	$5,941,965

Total Investments (Cost – $6,727,239) – 99.5%	5,941,965
Other Assets Less Liabilities – 0.5%	27,334

Net Assets – 100.0%	$5,969,299

LifePath 2035 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2035 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of September 30, 2011, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $5,941,965 and 99.8%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements contained in its semi-annual report.

As of September 30, 2011, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	LifePath 2040 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2040 Master Portfolio of Master Investment Portfolio	$727,322,909

Total Investments (Cost – $696,841,183) – 100.2%	727,322,909
Liabilities in Excess of Other Assets – (0.2)%	(1,575,863)

Net Assets – 100.0%	$725,747,046

LifePath 2040 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2040 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of September 30, 2011, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $727,322,909 and 52.7%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	LifePath 2045 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2045 Master Portfolio of Master Investment Portfolio	$2,282,691

Total Investments (Cost – $2,638,980) – 98.7%	2,282,691
Other Assets Less Liabilities – 1.3%	30,756

Net Assets – 100.0%	$2,313,447

LifePath 2045 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2045 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of September 30, 2011, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $2,282,691 and 99.5%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	LifePath 2050 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2050 Master Portfolio of Master Investment Portfolio	$94,872,394

Total Investments (Cost – $102,890,987) – 99.7%	94,872,394
Other Assets Less Liabilities – 0.3%	303,861

Net Assets – 100.0%	$95,176,255

LifePath 2050 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2050 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of September 30, 2011, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $94,872,394 and 62.7%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	LifePath 2055 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2055 Master Portfolio of Master Investment Portfolio	$327,835

Total Investments (Cost – $354,719) – 97.7%	327,835
Other Assets Less Liabilities – 2.3%	7,571

Net Assets – 100.0%	$335,406

LifePath 2055 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2055 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of September 30, 2011, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $327,835 and 96.7%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Lifepath Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	LifePath Index Retirement Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index Retirement Master Portfolio of Master Investment Portfolio	$1,893,021

Total Investments (Cost – $2,001,377) – 100.9%	1,893,021
Liabilities in Excess of Other Assets – (0.9)%	(16,681)

Net Assets – 100.0%	$1,876,340

LifePath Index Retirement Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index Retirement Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of September 30, 2011, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $1,893,021 and 99.5%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Index Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Index Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Index Portfolio’s most recent financial statements contained in its semi-annual report.

As of September 30, 2011, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	LifePath Index 2020 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2020 Master Portfolio of Master Investment Portfolio	$1,808,912

Total Investments (Cost – $2,001,331) – 100.8%	1,808,912
Liabilities in Excess of Other Assets – (0.8)%	(15,130)

Net Assets – 100.0%	$1,793,782

LifePath Index 2020 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2020 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of September 30, 2011, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $1,808,912 and 99.5%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Index Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Index Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Index Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	LifePath Index 2025 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2025 Master Portfolio of Master Investment Portfolio	$1,772,390

Total Investments (Cost – $2,001,241) – 100.8%	1,772,390
Liabilities in Excess of Other Assets – (0.8)%	(14,371)

Net Assets – 100.0%	$1,758,019

LifePath Index 2025 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2025 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of September 30, 2011, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $1,772,390 and 99.5%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Index Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Index Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Index Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	LifePath Index 2030 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2030 Master Portfolio of Master Investment Portfolio	$1,741,143

Total Investments (Cost – $2,001,304) – 100.8%	1,741,143
Liabilities in Excess of Other Assets – (0.8)%	(13,819)

Net Assets – 100.0%	$1,727,324

LifePath Index 2030 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2030 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of September 30, 2011, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $1,741,143 and 99.5%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Index Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Index Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Index Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	LifePath Index 2035 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2035 Master Portfolio of Master Investment Portfolio	$1,712,042

Total Investments (Cost – $2,000,765) – 100.7%	1,712,042
Liabilities in Excess of Other Assets – (0.7)%	(12,638)

Net Assets – 100.0%	$1,699,404

LifePath Index 2035 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2035 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of September 30, 2011, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $1,712,042 and 99.5%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Index Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Index Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Index Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	LifePath Index 2040 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2040 Master Portfolio of Master Investment Portfolio	$1,686,283

Total Investments (Cost – $2,001,218) – 100.8%	1,686,283
Liabilities in Excess of Other Assets – (0.8)%	(12,812)

Net Assets – 100.0%	$1,673,471

LifePath Index 2040 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2040 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of September 30, 2011, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $1,686,283 and 99.5%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Index Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Index Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Index Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	LifePath Index 2045 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2045 Master Portfolio of Master Investment Portfolio	$1,661,905

Total Investments (Cost – $2,004,078) – 100.7%	1,661,905
Liabilities in Excess of Other Assets – (0.7)%	(12,182)

Net Assets – 100.0%	$1,649,723

LifePath Index 2045 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2045 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of September 30, 2011, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $1,661,905 and 99.5%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Index Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Index Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Index Portfolio’s most recent financial statements contained in its semi-annual report.

As of September 30, 2011, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	LifePath Index 2050 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2050 Master Portfolio of Master Investment Portfolio	$1,641,024

Total Investments (Cost – $2,004,279) – 100.7%	1,641,024
Liabilities in Excess of Other Assets – (0.7)%	(11,702)

Net Assets – 100.0%	$1,629,322

LifePath Index 2050 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2050 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of September 30, 2011, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $1,641,024 and 99.5%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Index Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Index Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Index Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	LifePath Index 2055 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2055 Master Portfolio of Master Investment Portfolio	$1,623,836

Total Investments (Cost – $2,004,432) – 100.7%	1,623,836
Liabilities in Excess of Other Assets – (0.7)%	(11,471)

Net Assets – 100.0%	$1,612,365

LifePath Index 2055 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2055 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of September 30, 2011, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $1,623,836 and 99.5%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Index Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Index Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Index Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Cash Funds: Institutional of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Money Market Master Portfolio of Master Investment Portfolio	$29,435,937,454

Total Investments (Cost – $29,435,937,454) – 100.0%	29,435,937,454
Liabilities in Excess of Other Assets – 0.0%	(3,743,845)

Net Assets – 100.0%	$29,432,193,609

BlackRock Cash Funds: Institutional (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2011, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $29,435,937,454 and 98.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Cash Funds: Prime of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Prime Money Market Master Portfolio of Master Investment Portfolio	$10,734,786,550

Total Investments (Cost – $10,734,786,550) – 100.0%	10,734,786,550
Liabilities in Excess of Other Assets – 0.0%	(1,809,208)

Net Assets – 100.0%	$10,732,977,342

BlackRock Cash Funds: Prime (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Prime Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2011, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $10,734,786,550 and 88.9%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Cash Funds: Government of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Government Money Market Master Portfolio of Master Investment Portfolio	$7,904,507

Total Investments (Cost – $7,904,507) – 100.1%	7,904,507
Liabilities in Excess of Other Assets – (0.1)%	(8,868)

Net Assets – 100.0%	$7,895,639

BlackRock Cash Funds: Government (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Government Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2011, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $7,904,507 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock Cash Funds: Treasury of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Treasury Money Market Master Portfolio of Master Investment Portfolio	$757,847,710

Total Investments (Cost – $757,847,710) – 100.0%	757,847,710
Liabilities in Excess of Other Assets – 0.0%	(16,046)

Net Assets – 100.0%	$757,831,664

BlackRock Cash Funds: Treasury (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2011, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $757,847,710 and 52.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2011, the Fund’s investment in the Master Portfolio was classified as Level 2.

Schedule of Investments September 30, 2011 (Unaudited)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Exchange-Traded Fund – 0.0%
iShares Russell 1000 Index Fund(a)	1	$63

Common Stocks
Consumer Discretionary – 12.4%
Auto Components – 0.4%
Autoliv, Inc.(b)	375	18,188
BorgWarner, Inc.(c)	461	27,904
Federal-Mogul Corp.(c)	79	1,165
Gentex Corp.	607	14,598
The Goodyear Tire & Rubber Co.(c)	1,054	10,635
Johnson Controls, Inc.	2,816	74,258
Lear Corp.	442	18,962
TRW Automotive Holdings Corp.(c)	431	14,107
Visteon Corp. /New(c)	200	8,600
WABCO Holdings, Inc.(c)	291	11,017

		199,434

Automobiles – 0.5%
Ford Motor Co.(c)	15,521	150,088
General Motors Co.(c)	3,149	63,547
Harley-Davidson, Inc.	994	34,124
Tesla Motors, Inc.(b)(c)	241	5,878
Thor Industries, Inc.	177	3,920

		257,557

Distributors – 0.1%
Genuine Parts Co.	662	33,629
LKQ Corp.(c)	623	15,052

		48,681

Diversified Consumer Services – 0.2%
Apollo Group, Inc., Class A(c)	508	20,122
Career Education Corp.(c)	247	3,223
DeVry, Inc.	298	11,014
Education Management Corp.(b)(c)	154	2,285
H&R Block, Inc.	1,284	17,090
ITT Educational Services, Inc.(c)	112	6,449
Service Corp. International(b)	946	8,666
Weight Watchers International, Inc.(b)	116	6,757

		75,606

Hotels, Restaurants & Leisure – 2.0%
Bally Technologies, Inc.(c)	172	4,641
Brinker International, Inc.	339	7,092
Carnival Corp.	1,761	53,358
Chipotle Mexican Grill, Inc.(b)(c)	130	39,383
Choice Hotels International, Inc.	115	3,418
Darden Restaurants, Inc.(b)	574	24,538
Dunkin’ Brands Group, Inc.(c)	107	2,964
Hyatt Hotels Corp, Class A(c)	177	5,552
International Game Technology	1,262	18,337
Las Vegas Sands Corp.(c)	1,627	62,379
MGM Resorts International(c)	1,495	13,889
Marriott International, Inc., Class A	1,170	31,871
McDonald’s Corp.(b)	4,323	379,646

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Panera Bread Co., Class A(c)	125	12,993
Penn National Gaming, Inc.(c)	267	8,888
Royal Caribbean Cruises Ltd.	577	12,486
Starbucks Corp.	3,123	116,457
Starwood Hotels & Resorts Worldwide, Inc.	821	31,871
WMS Industries, Inc.(c)	229	4,028
The Wendy’s Co.	1,264	5,802
Wyndham Worldwide Corp.(b)	715	20,385
Wynn Resorts Ltd.	333	38,322
Yum! Brands, Inc.	1,939	95,767

		994,067

Household Durables – 0.5%
D.R. Horton, Inc.	1,213	10,966
Fortune Brands, Inc.	649	35,098
Garmin Ltd.	459	14,582
Harman International Industries, Inc.	274	7,831
Jarden Corp.	366	10,343
Leggett & Platt, Inc.(b)	617	12,210
Lennar Corp., Class A(b)	633	8,571
Mohawk Industries, Inc.(c)	225	9,655
NVR, Inc.(c)	24	14,496
Newell Rubbermaid, Inc.	1,235	14,659
Pulte Homes, Inc.(c)	1,363	5,384
Stanley Black & Decker, Inc.	707	34,714
Tempur-Pedic International, Inc.(c)	291	15,309
Toll Brothers, Inc.(c)	577	8,326
Tupperware Brands Corp.	265	14,241
Whirlpool Corp.(b)	321	16,021

		232,406

Internet & Catalog Retail – 1.0%
Amazon.com, Inc.(c)	1,515	327,589
Expedia, Inc.(b)	817	21,038
HomeAway, Inc.(c)	36	1,210
Liberty Media Corp. - Interactive Series A(c)	2,529	37,353
NetFlix, Inc.(c)	220	24,895
priceline.com, Inc.(c)	206	92,589

		504,674

Leisure Equipment & Products – 0.1%
Hasbro, Inc.(b)	513	16,729
Mattel, Inc.(b)	1,462	37,851
Polaris Industries, Inc.	278	13,892

		68,472

Media – 3.2%
AMC Networks, Inc., Class A(c)	217	6,933
CBS Corp., Class B	2,765	56,351
Cablevision Systems Corp.	922	14,503
Charter Communications, Inc.(c)	231	10,820
Clear Channel Outdoor Holdings, Inc., Class A(c)	165	1,544
Comcast Corp., Class A	11,489	240,120
DIRECTV, Class A(c)	3,199	135,158
DISH Network Corp.(c)	842	21,100
Discovery Communications, Inc.(c)	1,172	44,091
DreamWorks Animation SKG, Inc.(b)(c)	285	5,181
Gannett Co., Inc.	1,046	9,968
Interpublic Group of Cos., Inc.(b)	2,064	14,861
John Wiley & Sons, Inc., Class A(b)	186	8,262

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Lamar Advertising Co.(b)(c)	232	3,951
Liberty Global, Inc.(c)	1,153	41,716
Liberty Media Corp. - Liberty Capital, Series A(c)	299	19,770
Liberty Media Corp. - Liberty Starz(c)	223	14,174
Madison Square Garden, Inc.(c)	241	5,495
The McGraw-Hill Cos., Inc.	1,258	51,578
Morningstar, Inc.	97	5,475
News Corp., Class A	9,563	147,940
Omnicom Group, Inc.(b)	1,183	43,582
Pandora Media, Inc.(c)	68	996
Regal Entertainment Group	324	3,804
Scripps Networks Interactive, Inc., Class A(b)	398	14,794
Sirius XM Radio, Inc.(b)(c)	16,603	25,070
Thomson Reuters Corp.	1,582	42,777
Time Warner Cable, Inc.(b)	1,399	87,675
Time Warner, Inc.(b)	4,461	133,696
Viacom, Inc., Class B	2,436	94,371
Virgin Media, Inc.	1,335	32,507
The Walt Disney Co.	7,874	237,480
The Washington Post Co., Class B	20	6,539

		1,582,282

Multiline Retail – 1.6%
Big Lots, Inc.(c)	273	9,509
Dillard’s Inc, Class A	136	5,913
Dollar General Corp.(c)	398	15,028
Dollar Tree, Inc.(c)	514	38,607
Family Dollar Stores, Inc.(b)	515	26,193
J.C. Penney Co., Inc.(b)	696	18,639
Kohl’s Corp.	1,123	55,139
Macy’s, Inc.	1,791	47,139
Nordstrom, Inc.	686	31,336
Sears Holdings Corp.(b)(c)	153	8,801
Target Corp.	2,871	140,794
Wal-Mart Stores, Inc.(b)	7,393	383,697

		780,795

Specialty Retail – 2.1%
Aaron’s, Inc.	316	7,979
Abercrombie & Fitch Co., Class A	369	22,716
Advance Auto Parts, Inc.	302	17,546
American Eagle Outfitters, Inc.	778	9,118
AutoNation, Inc.(b)(c)	164	5,376
AutoZone, Inc.(c)	112	35,749
Bed Bath & Beyond, Inc.(c)	1,030	59,029
Best Buy Co., Inc.(b)	1,331	31,012
CarMax, Inc.(c)	950	22,658
Chico’s FAS, Inc.	690	7,887
DSW Inc, Class A	86	3,972
Dick’s Sporting Goods, Inc.(c)	405	13,551
Foot Locker, Inc.	666	13,380
GameStop Corp., Class A(b)(c)	608	14,045
The Gap, Inc.	1,474	23,938
Guess?, Inc.	259	7,379
The Home Depot, Inc.(b)	6,658	218,848
Limited Brands, Inc.(b)	1,040	40,050
Lowe’s Cos., Inc.	5,424	104,900
O’Reilly Automotive, Inc.(c)	580	38,645
PetSmart, Inc.	477	20,344
RadioShack Corp.	424	4,927
Ross Stores, Inc.	494	38,873
Sally Beauty Holdings, Inc.(c)	380	6,308

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

The Sherwin-Williams Co.(b)	378	28,093
Signet Jewelers Ltd.(c)	372	12,574
Staples, Inc.	3,000	39,900
The TJX Cos., Inc.	1,606	89,085
Tiffany & Co.	537	32,660
Tractor Supply Co.(b)	305	19,078
Ulta Salon Cosmetics & Fragrance, Inc.(c)	183	11,388
Urban Outfitters, Inc.(c)	520	11,606
Williams-Sonoma, Inc.	449	13,825

		1,026,439

Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.	1,217	63,077
Deckers Outdoor Corp.(c)	166	15,481
Fossil, Inc.(b)(c)	220	17,833
Hanesbrands, Inc.(c)	381	9,529
NIKE, Inc., Class B	1,488	127,239
PVH Corp.	254	14,793
Ralph Lauren Corp.	264	34,241
Under Armour Inc, Class A(b)(c)	146	9,696
VF Corp.(b)	365	44,355

		336,244

Total Consumer Discretionary		6,106,657

Consumer Staples – 9.7%
Beverages – 2.3%
Brown-Forman Corp., Class B(b)	431	30,230
The Coca-Cola Co.(b)	8,231	556,086
Coca-Cola Enterprises, Inc.	1,367	34,011
Constellation Brands, Inc.(c)	776	13,968
Dr Pepper Snapple Group, Inc.	931	36,104
Hansen Natural Corp.(c)	294	25,663
Molson Coors Brewing Co., Class B	565	22,380
PepsiCo, Inc.	6,586	407,674

		1,126,116

Food & Staples Retailing – 1.3%
BJ’s Wholesale Club, Inc.(c)	218	11,170
CVS Caremark Corp.	5,649	189,694
Costco Wholesale Corp.(b)	1,820	149,458
The Kroger Co.(b)	2,505	55,010
SUPERVALU, Inc.	847	5,641
Safeway, Inc.	1,490	24,779
Sysco Corp.(b)	2,416	62,574
Walgreen Co.(b)	3,814	125,443
Whole Foods Market, Inc.(b)	636	41,537

		665,306

Food Products – 1.8%
Archer Daniels Midland Co.	2,815	69,840
Bunge Ltd.	619	36,082
Campbell Soup Co.	746	24,148
ConAgra Foods, Inc.	1,720	41,658
Corn Products International, Inc.	327	12,832
Dean Foods Co.(c)	732	6,493
Flowers Foods, Inc.	446	8,679
General Mills, Inc.	2,659	102,292
Green Mountain Coffee Roasters, Inc.(c)	516	47,957
H.J. Heinz Co.(b)	1,334	67,340

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

The Hershey Co.	639	37,854
Hormel Foods Corp.(b)	584	15,780
The J.M. Smucker Co.	488	35,570
Kellogg Co.(b)	1,016	54,041
Kraft Foods, Inc., Class A	6,884	231,165
McCormick & Co., Inc.	557	25,711
Ralcorp Holdings, Inc.(c)	231	17,720
Sara Lee Corp.	2,461	40,237
Smithfield Foods, Inc.(c)	708	13,806
Tyson Foods, Inc., Class A	1,266	21,978

		911,183

Household Products – 2.3%
Church & Dwight Co., Inc.	601	26,564
Colgate-Palmolive Co.(b)	2,037	180,641
The Clorox Co.	561	37,211
Energizer Holdings, Inc.(c)	293	19,467
Kimberly-Clark Corp.(b)	1,637	116,243
The Procter & Gamble Co.	11,630	734,784

		1,114,910

Personal Products – 0.3%
Avon Products, Inc.(b)	1,810	35,476
The Estee Lauder Cos., Inc., Class A	474	41,636
Herbalife Ltd.	502	26,907
Mead Johnson Nutrition Co.(b)	846	58,230

		162,249

Tobacco – 1.7%
Altria Group, Inc.	8,721	233,810
Lorillard, Inc.	594	65,756
Philip Morris International, Inc.	7,409	462,174
Reynolds American, Inc.	1,382	51,797

		813,537

Total Consumer Staples		4,793,301

Energy – 10.8%
Energy Equipment & Services – 1.8%
Atwood Oceanics, Inc.(c)	221	7,594
Baker Hughes, Inc.	1,807	83,411
CARBO Ceramics, Inc.	75	7,690
Cameron International Corp.(c)	1,031	42,828
Core Laboratories NV	192	17,247
Diamond Offshore Drilling, Inc.	290	15,875
Dresser-Rand Group, Inc.(c)	342	13,861
FMC Technologies, Inc.(c)	1,011	38,014
Halliburton Co.	3,812	116,342
Helmerich & Payne, Inc.(b)	401	16,281
McDermott International, Inc.(c)	1,007	10,835
Nabors Industries Ltd.(b)(c)	1,209	14,822
National Oilwell Varco, Inc.	1,761	90,198
Oceaneering International, Inc.(b)	457	16,150
Oil States International, Inc.(c)	220	11,202
Patterson-UTI Energy, Inc.	657	11,392
RPC, Inc.	172	2,807
Rowan Cos., Inc.(c)	537	16,212
SEACOR Holdings, Inc.	86	6,898
Schlumberger Ltd.	5,653	337,654
Superior Energy Services, Inc.(c)	348	9,132

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Tidewater, Inc.	226	9,503
Unit Corp.(c)	167	6,166

		902,114

Oil, Gas & Consumable Fuels – 9.0%
Alpha Natural Resources, Inc.(c)	953	16,859
Anadarko Petroleum Corp.	2,073	130,703
Apache Corp.	1,598	128,224
Arch Coal, Inc.	904	13,180
Brigham Exploration Co.(c)	502	12,681
Cabot Oil & Gas Corp.	440	27,240
Chesapeake Energy Corp.(b)	2,730	69,751
Chevron Corp.(b)	8,376	774,948
Cimarex Energy Co.	360	20,052
Cobalt International Energy, Inc.(c)	473	3,647
Concho Resources, Inc.(c)	434	30,875
ConocoPhillips	5,889	372,891
CONSOL Energy, Inc.	953	32,335
Continental Resources, Inc.(c)	167	8,078
Denbury Resources, Inc.(c)	1,691	19,447
Devon Energy Corp.(b)	1,761	97,630
EOG Resources, Inc.(b)	1,115	79,176
EXCO Resources, Inc.(b)	595	6,378
El Paso Corp.	3,178	55,551
Exxon Mobil Corp.	20,538	1,491,675
Forest Oil Corp.(c)	439	6,322
Hess Corp.	1,257	65,942
HollyFrontier Corp.	802	21,028
Kinder Morgan, Inc.(b)	721	18,667
Kosmos Energy Ltd.(c)	132	1,546
Marathon Oil Corp.	2,950	63,661
Marathon Petroleum Corp.	1,498	40,536
Murphy Oil Corp.	814	35,946
Newfield Exploration Co.(c)	566	22,465
Noble Energy, Inc.	741	52,463
Occidental Petroleum Corp.(b)	3,387	242,170
Peabody Energy Corp.	1,139	38,589
Pioneer Natural Resources Co.	491	32,293
Plains Exploration & Production Co.(c)	596	13,535
QEP Resources, Inc.	744	20,140
Quicksilver Resources, Inc.(b)(c)	472	3,578
Range Resources Corp.	676	39,519
SM Energy Co.(b)	268	16,254
SandRidge Energy, Inc.(b)(c)	1,772	9,852
Southern Union Co.	525	21,299
Southwestern Energy Co.(c)	1,434	47,795
Spectra Energy Corp.(b)	2,693	66,059
Sunoco, Inc.	450	13,955
Teekay Corp.	167	3,776
Tesoro Corp.(b)(c)	618	12,032
Ultra Petroleum Corp.(c)	643	17,824
Valero Energy Corp.	2,399	42,654
Whiting Petroleum Corp.(c)	494	17,330
The Williams Cos., Inc.	2,434	59,244

		4,437,795

Total Energy		5,339,909

Financials – 13.9%
Capital Markets – 1.9%
Affiliated Managers Group, Inc.(c)	220	17,171
American Capital Ltd.(c)	1,522	10,380

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Ameriprise Financial, Inc.	1,019	40,108
Ares Capital Corp.	884	12,173
The Bank of New York Mellon Corp.	5,170	96,110
BlackRock, Inc.(a)	353	52,248
The Charles Schwab Corp.(b)	4,338	48,889
E*Trade Financial Corp.(c)	1,089	9,921
Eaton Vance Corp.	516	11,491
Federated Investors, Inc., Class B(b)	361	6,328
Franklin Resources, Inc.	608	58,149
Greenhill & Co., Inc.	119	3,402
The Goldman Sachs Group, Inc.(b)	2,157	203,944
Invesco Ltd.	1,944	30,151
Janus Capital Group, Inc.	744	4,464
Jefferies Group, Inc.(b)	520	6,453
LPL Investment Holdings, Inc.(c)	137	3,483
Lazard Ltd, Class A	477	10,065
Legg Mason, Inc.	629	16,172
Morgan Stanley	6,427	86,765
Northern Trust Corp.(b)	914	31,972
Raymond James Financial, Inc.	440	11,422
SEI Investments Co.	577	8,874
State Street Corp.	2,088	67,150
T Rowe Price Group, Inc.	1,072	51,209
TD Ameritrade Holding Corp.	939	13,808
Waddell & Reed Financial, Inc.	377	9,429

		921,731

Commercial Banks – 2.3%
Associated Banc-Corp.	692	6,436
BB&T Corp.	2,882	61,473
BOK Financial Corp.	102	4,783
Bank of Hawaii Corp.(b)	190	6,916
CapitalSource, Inc.	1,291	7,927
City National Corp.	186	7,023
Comerica, Inc.	850	19,525
Commerce Bancshares, Inc.(b)	321	11,155
Cullen/Frost Bankers, Inc.	211	9,676
East West Bancorp, Inc.	585	8,722
Fifth Third Bancorp	3,865	39,037
First Citizens Bancshares, Inc., Class A	22	3,158
First Horizon National Corp.	1,051	6,264
First Republic Bank(c)	293	6,786
Fulton Financial Corp.	796	6,089
Huntington Bancshares, Inc.	3,638	17,462
KeyCorp	4,000	23,720
M&T Bank Corp.	527	36,837
PNC Financial Services Group, Inc.(a)(b)	2,192	105,633
Popular, Inc.(c)	4,085	6,128
Regions Financial Corp.	5,286	17,602
SunTrust Banks, Inc.	2,259	40,549
Synovus Financial Corp.	3,304	3,535
TCF Financial Corp.	635	5,817
U.S. Bancorp	8,026	188,932
Valley National Bancorp(b)	678	7,180
Wells Fargo & Co.	20,493	494,291
Zions BanCorp.	791	11,129

		1,163,785

Consumer Finance – 0.7%
American Express Co.	4,377	196,527
Capital One Financial Corp.	1,907	75,574
Discover Financial Services	2,253	51,684

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Green Dot Corp., Class A(c)	89	2,788
SLM Corp.	2,219	27,627

		354,200

Diversified Financial Services – 2.6%
Bank of America Corp.(b)	42,213	258,344
CBOE Holdings, Inc.	211	5,163
CIT Group, Inc.(c)	844	25,632
CME Group, Inc.(b)	278	68,499
Citigroup, Inc.	12,107	310,181
Interactive Brokers Group, Inc., Class A	147	2,048
IntercontinentalExchange, Inc.(c)	309	36,542
JPMorgan Chase & Co.	16,555	498,637
Leucadia National Corp.	831	18,847
MSCI, Inc.(c)	508	15,408
Moody’s Corp.(b)	839	25,548
The NASDAQ OMX Group, Inc.(c)	494	11,431
NYSE Euronext	1,101	25,587

		1,301,867

Insurance – 3.7%
ACE Ltd.	1,402	84,961
Aon Corp.	1,366	57,345
Aflac, Inc.	1,938	67,733
Alleghany Corp.(c)	26	7,501
Allied World Assurance Co. Holdings Ltd.	151	8,110
The Allstate Corp.(b)	2,157	51,099
American Financial Group, Inc.	318	9,880
American International Group, Inc.(c)	1,859	40,805
American National Insurance Co.	28	1,939
Arch Capital Group Ltd.(c)	556	18,167
Arthur J Gallagher & Co.	477	12,545
Aspen Insurance Holdings Ltd.	283	6,520
Assurant, Inc.	414	14,821
Assured Guaranty Ltd.	807	8,869
Axis Capital Holdings Ltd.	551	14,293
Berkshire Hathaway, Inc., Class B(c)	7,293	518,095
Brown & Brown, Inc.(b)	456	8,117
CNA Financial Corp.	107	2,404
Chubb Corp.(b)	1,214	72,828
Cincinnati Financial Corp.(b)	620	16,325
Endurance Specialty Holdings Ltd.	162	5,532
Erie Indemnity Co., Class A	108	7,687
Everest Re Group Ltd.	196	15,559
Fidelity National Financial, Inc.	952	14,451
Genworth Financial, Inc., Class A(c)	2,099	12,048
HCC Insurance Holdings, Inc.	489	13,228
The Hanover Insurance Group, Inc.	182	6,461
Hartford Financial Services Group, Inc.	1,873	30,230
Kemper Corp.	200	4,792
Lincoln National Corp.	1,319	20,616
Loews Corp.	1,333	46,055
MBIA, Inc.(c)	591	4,297
Markel Corp.(c)	39	13,928
Marsh & McLennan Cos., Inc.	2,269	60,219
Mercury General Corp.	107	4,104
MetLife, Inc.(b)	3,419	95,766
Old Republic International Corp.	1,022	9,116
PartnerRe Ltd.	287	15,002
Principal Financial Group, Inc.	1,352	30,650
The Progressive Corp.	2,701	47,970
Protective Life Corp.	342	5,346

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Prudential Financial, Inc.	2,022	94,751
Reinsurance Group of America, Inc.	314	14,428
RenaissanceRe Holdings Ltd.	222	14,164
StanCorp Financial Group, Inc.(b)	181	4,990
Torchmark Corp.	429	14,955
Transatlantic Holdings, Inc.	269	13,052
The Travelers Cos., Inc.	1,741	84,839
Unum Group	1,295	27,143
Validus Holdings Ltd.	308	7,675
WR Berkley Corp.(b)	489	14,518
White Mountains Insurance Group Ltd.	30	12,173
XL Group Plc	1,302	24,478

		1,812,580

Real Estate Investment Trusts (REITs) – 2.4%
Alexandria Real Estate Equities, Inc.	260	15,961
American Capital Agency Corp.	756	20,488
Annaly Capital Management, Inc.	3,941	65,539
Apartment Investment & Management Co.	516	11,414
AvalonBay Communities, Inc.	390	44,479
BRE Properties, Inc.	319	13,506
Boston Properties, Inc.	611	54,440
Brandywine Realty Trust	541	4,333
Camden Property Trust	296	16,357
Chimera Investment Corp.	4,423	12,252
CommonWealth REIT	343	6,507
Corporate Office Properties Trust	284	6,186
DDR Corp.	853	9,298
Digital Realty Trust, Inc.	419	23,112
Douglas Emmett, Inc.	495	8,465
Duke Realty Corp.	1,093	11,477
Equity Residential	1,221	63,333
Essex Property Trust, Inc.	138	16,566
Federal Realty Investment Trust	261	21,509
General Growth Properties, Inc.	2,371	28,689
HCP, Inc.	1,679	58,866
Health Care REIT, Inc.	744	34,819
Hospitality Properties Trust	489	10,381
Host Hotels & Resorts, Inc.	2,887	31,584
Kimco Realty Corp.	1,712	25,731
Liberty Property Trust	489	14,235
Mack-Cali Realty Corp.	379	10,138
Piedmont Office Realty Trust, Inc.	743	12,014
Plum Creek Timber Co., Inc.(b)	681	23,638
ProLogis, Inc.	1,930	46,802
Public Storage	581	64,694
Rayonier, Inc.	511	18,800
Realty Income Corp.(b)	565	18,216
Regency Centers Corp.	383	13,531
SL Green Realty Corp.	366	21,283
Senior Housing Properties Trust(b)	619	13,333
Simon Property Group, Inc.	1,222	134,396
Taubman Centers, Inc.	241	12,125
The Macerich Co.	551	23,489
UDR, Inc.	916	20,280
Ventas, Inc.	1,045	51,623
Vornado Realty Trust	762	56,860
Weingarten Realty Investors	524	11,093

		1,181,842

Real Estate Management & Development – 0.1%
CB Richard Ellis Group Inc.(c)	1,233	16,596

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Forest City Enterprises, Inc., Class A(c)	548	5,842
The Howard Hughes Corp.(c)	86	3,620
Jones Lang LaSalle, Inc.	186	9,637
The St Joe Co.(b)(c)	260	3,897

		39,592

Thrifts & Mortgage Finance – 0.2%
BankUnited, Inc.	134	2,782
Capitol Federal Financial, Inc.	669	7,065
First Niagara Financial Group, Inc.(b)	1,303	11,922
Hudson City Bancorp, Inc.	2,051	11,609
New York Community Bancorp, Inc.	1,840	21,896
People’s United Financial, Inc.(b)	1,589	18,114
TFS Financial Corp.(c)	320	2,602
Washington Federal, Inc.	444	5,656

		81,646

Total Financials		6,857,243

Health Care – 11.8%
Biotechnology – 1.5%
Alexion Pharmaceuticals, Inc.(c)	773	49,518
Amgen, Inc.(b)	3,873	212,821
Amylin Pharmaceuticals, Inc.(c)	523	4,827
Biogen Idec, Inc.(c)	1,005	93,616
BioMarin Pharmaceutical, Inc.(c)	445	14,182
Celgene Corp.(b)(c)	1,928	119,382
Cephalon, Inc.(c)	320	25,824
Dendreon Corp.(c)	581	5,229
Gilead Sciences, Inc.(c)	3,279	127,225
Human Genome Sciences, Inc.(c)	759	9,632
Myriad Genetics, Inc.(c)	342	6,409
Pharmasset, Inc.(c)	312	25,700
Regeneron Pharmaceuticals, Inc.(c)	309	17,984
United Therapeutics Corp.(c)	203	7,611
Vertex Pharmaceuticals, Inc.(c)	867	38,616

		758,576

Health Care Equipment & Supplies – 2.0%
Alere, Inc.(c)	341	6,701
Baxter International, Inc.	2,376	133,389
Becton Dickinson & Co.(b)	906	66,428
Boston Scientific Corp.(c)	6,429	37,995
C.R. Bard, Inc.(b)	360	31,514
CareFusion Corp.(c)	940	22,513
The Cooper Cos., Inc.	198	15,672
Covidien Plc	2,062	90,934
DENTSPLY International, Inc.	592	18,168
Edwards Lifesciences Corp.(c)	482	34,357
Gen-Probe, Inc.(c)	191	10,935
Hill-Rom Holdings, Inc.	252	7,565
Hologic, Inc.(c)	1,103	16,776
Hospira, Inc.(c)	706	26,122
IDEXX Laboratories, Inc.(c)	242	16,691
Intuitive Surgical, Inc.(c)	165	60,106
Kinetic Concepts, Inc.(c)	270	17,790
Medtronic, Inc.	4,458	148,184
ResMed, Inc.(c)	644	18,541
Sirona Dental Systems, Inc.(c)	220	9,330
St. Jude Medical, Inc.	1,356	49,074
Stryker Corp.	1,298	61,175

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Teleflex, Inc.	159	8,549
Thoratec Corp.(c)	228	7,442
Varian Medical Systems, Inc.(c)	493	25,715
Zimmer Holdings, Inc.(b)(c)	808	43,228

		984,894

Health Care Providers & Services – 2.2%
AMERIGROUP Corp.(c)	175	6,827
Aetna, Inc.	1,569	57,033
AmerisourceBergen Corp.	1,153	42,972
Brookdale Senior Living, Inc.(c)	389	4,878
CIGNA Corp.	1,138	47,728
Cardinal Health, Inc.	1,451	60,768
Catalyst Health Solutions, Inc.(c)	170	9,807
Community Health Systems, Inc.(c)	379	6,307
Coventry Health Care, Inc.(c)	624	17,978
DaVita, Inc.(c)	402	25,193
Express Scripts, Inc.(c)	2,034	75,400
HCA Holdings, Inc.(c)	526	10,604
Health Management Associates, Inc.(c)	1,010	6,989
Health Net, Inc.(c)	360	8,536
Henry Schein, Inc.(b)(c)	388	24,060
Humana, Inc.	708	51,493
Laboratory Corp. of America Holdings(c)	421	33,280
LifePoint Hospitals, Inc.(c)	210	7,695
Lincare Holdings, Inc.	378	8,505
McKesson Corp.(b)	1,046	76,044
Medco Health Solutions, Inc.(c)	1,661	77,884
Mednax, Inc.(c)	192	12,027
Omnicare, Inc.	496	12,613
Patterson Cos., Inc.(b)	413	11,824
Quest Diagnostics, Inc.	662	32,676
Tenet Healthcare Corp.(c)	1,925	7,950
UnitedHealth Group, Inc.	4,514	208,186
Universal Health Services, Inc.	386	13,124
VCA Antech, Inc.(c)	345	5,513
WellPoint, Inc.	1,529	99,813

		1,063,707

Health Care Technology – 0.1%
Allscripts Healthcare Solutions, Inc.(c)	817	14,722
Cerner Corp.(c)	598	40,975
Emdeon Inc., Class A(c)	118	2,217
SXC Health Solutions Corp.(c)	248	13,814

		71,728

Life Sciences Tools & Services – 0.5%
Bio-Rad Laboratories, Inc., Class A(c)	79	7,171
Bruker Corp.(c)	338	4,573
Charles River Laboratories International, Inc.(c)	206	5,896
Covance, Inc.(c)	262	11,908
Illumina, Inc.(c)	518	21,197
Life Technologies Corp.(c)	752	28,899
Mettler-Toledo International, Inc.(c)	135	18,895
PerkinElmer, Inc.(b)	494	9,490
Pharmaceutical Product Development, Inc.	431	11,059
QIAGEN NV(c)	997	13,788
Techne Corp.	147	9,997
Thermo Fisher Scientific, Inc.(c)	1,592	80,619

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Waters Corp.(c)	385	29,064

		252,556

Pharmaceuticals – 5.5%
Abbott Laboratories	6,476	331,183
Allergan, Inc.(b)	1,270	104,623
Bristol-Myers Squibb Co.	7,107	223,018
Eli Lilly & Co.(b)	4,259	157,455
Endo Pharmaceuticals Holdings, Inc.(c)	497	13,911
Forest Laboratories, Inc.(c)	1,204	37,071
Johnson & Johnson	11,421	727,632
Merck & Co., Inc.(b)	12,859	420,618
Mylan, Inc.(c)	1,848	31,416
Perrigo Co.	349	33,891
Pfizer, Inc.	32,918	581,990
Warner Chilcott Plc, Class A(c)	734	10,496
Watson Pharmaceuticals, Inc.(c)	532	36,309

		2,709,613

Total Health Care		5,841,074

Industrials – 10.2%
Aerospace & Defense – 2.4%
Alliant Techsystems, Inc.	134	7,304
BE Aerospace, Inc.(c)	416	13,774
The Boeing Co.	3,076	186,129
General Dynamics Corp.	1,379	78,451
Goodrich Corp.	516	62,271
Honeywell International, Inc.	3,279	143,981
Huntington Ingalls Industries, Inc.(c)	195	4,744
ITT Corp.	775	32,550
L-3 Communications Holdings, Inc.	446	27,639
Lockheed Martin Corp.	1,190	86,442
Northrop Grumman Corp.(b)	1,146	59,775
Precision Castparts Corp.(b)	596	92,654
Raytheon Co.	1,473	60,201
Rockwell Collins, Inc.(b)	648	34,188
Spirit Aerosystems Holdings, Inc., Class A(c)	468	7,465
TransDigm Group, Inc.(c)	210	17,151
United Technologies Corp.	3,813	268,283

		1,183,002

Air Freight & Logistics – 0.8%
C.H. Robinson Worldwide, Inc.	682	46,697
Expeditors International of Washington, Inc.	893	36,211
FedEx Corp.(b)	1,312	88,796
UTi Worldwide, Inc.	410	5,346
United Parcel Service, Inc., Class B	3,061	193,302

		370,352

Airlines – 0.2%
AMR Corp.(b)(c)	1,333	3,946
Copa Holdings SA(b)	129	7,904
Delta Air Lines, Inc.(c)	3,559	26,693
Southwest Airlines Co.(b)	3,331	26,781

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

United Continental Holdings, Inc.(c)	1,396	27,054

		92,378

Building Products – 0.1%
Armstrong World Industries, Inc.	84	2,893
Lennox International, Inc.	213	5,491
Masco Corp.	1,541	10,972
Owens Corning(c)	533	11,555

		30,911

Commercial Services & Supplies – 0.5%
Avery Dennison Corp.(b)	461	11,562
Cintas Corp.	470	13,226
Copart, Inc.(c)	236	9,232
Corrections Corp. of America(c)	428	9,711
Covanta Holding Corp.	483	7,337
Iron Mountain, Inc.(b)	758	23,968
KAR Auction Services, Inc.(c)	116	1,405
Pitney Bowes, Inc.(b)	780	14,664
R.R. Donnelley & Sons Co.(b)	753	10,633
Republic Services, Inc.(b)	1,350	37,881
Stericycle, Inc.(c)	361	29,140
Waste Connections, Inc.(b)	482	16,301
Waste Management, Inc.(b)	1,963	63,915

		248,975

Construction & Engineering – 0.2%
Aecom Technology Corp.(c)	521	9,206
Chicago Bridge & Iron Co. NV	428	12,254
Fluor Corp.(b)	733	34,121
Jacobs Engineering Group, Inc.(c)	534	17,243
KBR, Inc.	638	15,076
Quanta Services, Inc.(c)	915	17,193
The Shaw Group, Inc.(c)	288	6,261
URS Corp.(c)	309	9,165

		120,519

Electrical Equipment – 0.7%
AMETEK, Inc.(b)	677	22,321
The Babcock & Wilcox Co.(c)	465	9,091
Cooper Industries Plc, Class A	694	32,007
Emerson Electric Co.	3,131	129,342
First Solar, Inc.(b)(c)	250	15,802
General Cable Corp.(c)	208	4,857
GrafTech International Ltd.(b)(c)	512	6,502
Hubbell, Inc. Class B	258	12,781
Polypore International, Inc.(b)(c)	155	8,761
Regal-Beloit Corp.	151	6,852
Rockwell Automation, Inc.	607	33,992
Roper Industries, Inc.	403	27,771
Thomas & Betts Corp.(c)	208	8,301

		318,380

Industrial Conglomerates – 2.0%
3M Co.(b)	2,961	212,570
Carlisle Cos., Inc.	238	7,588
General Electric Co.	44,185	673,379
Textron, Inc.	1,164	20,533

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Tyco International Ltd.	1,948	79,381

		993,451

Machinery – 2.1%
AGCO Corp.(c)	402	13,897
CNH Global NV(c)	106	2,781
Caterpillar, Inc.	2,686	198,334
Crane Co.	194	6,924
Cummins, Inc.(b)	813	66,390
Danaher Corp.	2,286	95,875
Deere & Co.(b)	1,749	112,933
Donaldson Co., Inc.	322	17,646
Dover Corp.	785	36,581
Eaton Corp.	1,407	49,948
Flowserve Corp.(b)	235	17,390
Gardner Denver, Inc.	222	14,108
Graco, Inc.	239	8,159
Harsco Corp.(b)	322	6,244
IDEX Corp.(b)	359	11,186
Illinois Tool Works, Inc.(b)	1,852	77,043
Ingersoll-Rand Plc	1,393	39,129
Joy Global, Inc.	440	27,447
Kennametal, Inc.	354	11,590
Lincoln Electric Holdings, Inc.(b)	333	9,660
Navistar International Corp.(c)	313	10,054
Nordson Corp.	240	9,538
Oshkosh Corp.(c)	364	5,729
PACCAR, Inc.	1,508	51,001
Pall Corp.	489	20,734
Parker Hannifin Corp.	682	43,055
Pentair, Inc.(b)	422	13,508
SPX Corp.	222	10,059
Snap-on, Inc.	252	11,189
Terex Corp.(c)	437	4,484
The Manitowoc Co., Inc.	526	3,529
Timken Co.(b)	376	12,340
Toro Co.	124	6,109
Trinity Industries, Inc.	319	6,830
Valmont Industries, Inc.	91	7,093
Wabtec Corp.	191	10,098

		1,048,615

Marine – 0.0%
Alexander & Baldwin, Inc.	166	6,064
Kirby Corp.(c)	214	11,265

		17,329

Professional Services – 0.2%
Dun & Bradstreet Corp.	213	13,048
Equifax, Inc.	523	16,077
IHS Inc, Class A(c)	211	15,785
Manpower, Inc.	354	11,902
Monster Worldwide, Inc.(c)	517	3,712
Nielsen Holdings NV(c)	319	8,320
Robert Half International, Inc.(b)	629	13,347
Towers Watson & Co., Class A(b)	246	14,706

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Verisk Analytics, Inc., Class A(c)	504	17,524

		114,421

Road & Rail – 0.8%
CSX Corp.(b)	4,586	85,621
Con-way, Inc.	221	4,891
Hertz Global Holdings, Inc.(c)	961	8,553
JB Hunt Transport Services, Inc.	389	14,051
Kansas City Southern(c)	462	23,081
Landstar System, Inc.	191	7,556
Norfolk Southern Corp.	1,469	89,638
Ryder System, Inc.	205	7,690
Union Pacific Corp.	2,044	166,933

		408,014

Trading Companies & Distributors – 0.2%
Air Lease Corp.(b)(c)	139	2,669
Fastenal Co.(b)	1,240	41,267
GATX Corp.	185	5,733
MSC Industrial Direct Co.	176	9,937
W.W. Grainger, Inc.(b)	239	35,740
WESCO International, Inc.(c)	172	5,771

		101,117

Total Industrials		5,047,464

Information Technology – 18.7%
Communications Equipment – 1.9%
Acme Packet, Inc.(c)	211	8,987
Brocade Communications Systems, Inc.(c)	1,886	8,148
Ciena Corp.(c)	380	4,256
Cisco Systems, Inc.	22,914	354,938
EchoStar Corp.(c)	153	3,459
F5 Networks, Inc.(c)	341	24,228
Harris Corp.(b)	494	16,880
JDS Uniphase Corp.(b)(c)	986	9,830
Juniper Networks, Inc.(c)	2,243	38,714
Motorola Mobility Holdings, Inc.(c)	1,097	41,445
Motorola Solutions, Inc.	1,242	52,040
Polycom, Inc.(c)	747	13,722
QUALCOMM, Inc.	6,956	338,270
Riverbed Technology, Inc.(c)	654	13,054
Tellabs, Inc.(b)	1,452	6,229

		934,200

Computers & Peripherals – 6.1%
Apple, Inc.(c)	3,853	1,468,687
Dell, Inc.(c)	6,826	96,588
Diebold, Inc.	261	7,180
EMC Corp.(c)	8,571	179,905
Fusion-io, Inc.(c)	70	1,330
Hewlett-Packard Co.	8,282	185,931
International Business Machines Corp.(b)	5,047	883,377
Lexmark International, Inc., Class A(b)(c)	312	8,433
NCR Corp.(c)	635	10,725
NetApp, Inc.(c)	1,519	51,555
QLogic Corp.(c)	419	5,313
SanDisk Corp.(c)	1,003	40,471
Teradata Corp.(c)	710	38,006

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Western Digital Corp.(c)	978	25,154

		3,002,655

Electronic Equipment, Instruments & Components – 0.6%
AVX Corp.	193	2,291
Agilent Technologies, Inc.(c)	1,464	45,750
Amphenol Corp., Class A(b)	741	30,211
Arrow Electronics, Inc.(c)	492	13,668
Avnet, Inc.(c)	646	16,848
Corning, Inc.	6,523	80,624
Dolby Laboratories, Inc., Class A(c)	212	5,817
FLIR Systems, Inc.	677	16,959
IPG Photonics Corp.(c)	110	4,778
Ingram Micro, Inc., Class A(c)	699	11,275
Itron, Inc.(c)	162	4,779
Jabil Circuit, Inc.	775	13,787
Molex, Inc.(b)	539	10,979
National Instruments Corp.	357	8,161
Tech Data Corp.(c)	186	8,041
Trimble Navigation Ltd.(c)	516	17,312
Vishay Intertechnology, Inc.(c)	607	5,075

		296,355

Internet Software & Services – 1.8%
AOL, Inc.(c)	427	5,124
Akamai Technologies, Inc.(c)	791	15,725
eBay, Inc.(c)	4,801	141,582
Equinix, Inc.(c)	198	17,588
Google, Inc., Class A(c)	1,049	539,585
IAC/InterActiveCorp(c)	307	12,142
LinkedIn Corp.(c)	36	2,811
Rackspace Hosting, Inc.(c)	439	14,987
VeriSign, Inc.	709	20,284
VistaPrint NV(c)	172	4,649
WebMD Health Corp.(c)	236	7,115
Yahoo!, Inc.(c)	5,410	71,196

		852,788

IT Services – 1.9%
Accenture Plc, Class A	2,690	141,709
Alliance Data Systems Corp.(c)	214	19,838
Amdocs Ltd.(c)	781	21,181
Automatic Data Processing, Inc.	2,081	98,119
Booz Allen Hamilton Holding Corp.(c)	94	1,398
Broadridge Financial Solutions, Inc.	491	9,889
Cognizant Technology Solutions Corp., Class A(c)	1,264	79,253
Computer Sciences Corp.(b)	653	17,533
CoreLogic, Inc.(c)	387	4,129
DST Systems, Inc.	140	6,136
Fidelity National Information Services, Inc.	1,104	26,849
Fiserv, Inc.(c)	604	30,665
FleetCor Technologies, Inc.(c)	60	1,576
Gartner, Inc.(c)	417	14,541
Genpact Ltd.(c)	503	7,238
Global Payments, Inc.	342	13,813
Lender Processing Services, Inc.	345	4,723
MasterCard, Inc., Class A	447	141,770
NeuStar Inc, Class A(c)	42	1,056
Paychex, Inc.(b)	1,359	35,837
SAIC, Inc.(c)	1,218	14,385
Total System Services, Inc.	644	10,903

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

VeriFone Systems, Inc.(c)	429	15,024
Visa, Inc., Class A(b)	2,179	186,784
The Western Union Co.(b)	2,660	40,671

		945,020

Office Electronics – 0.1%
Xerox Corp.	5,895	41,088
Zebra Technologies Corp., Class A(c)	218	6,745

		47,833

Semiconductors & Semiconductor Equipment – 2.5%
Advanced Micro Devices, Inc.(c)	2,599	13,203
Altera Corp.	1,356	42,755
Analog Devices, Inc.	1,261	39,406
Applied Materials, Inc.	5,451	56,418
Atmel Corp.(c)	1,933	15,599
Avago Technologies Ltd.	805	26,380
Broadcom Corp., Class A(c)	2,225	74,070
Cree, Inc.(c)	469	12,185
Cypress Semiconductor Corp.(c)	668	10,000
Fairchild Semiconductor International, Inc.(c)	510	5,508
Freescale Semiconductor Holdings I Ltd.(c)	174	1,919
Intel Corp.(b)	22,089	471,158
International Rectifier Corp.(c)	279	5,195
Intersil Corp. Class A	502	5,166
KLA-Tencor Corp.	706	27,026
LSI Corp.(c)	2,334	12,090
Lam Research Corp.(c)	524	19,901
Linear Technology Corp.	958	26,489
MEMC Electronic Materials, Inc.(c)	921	4,826
Marvell Technology Group Ltd.(c)	2,137	31,051
Maxim Integrated Products, Inc.(b)	1,243	28,999
Microchip Technology, Inc.(b)	801	24,919
Micron Technology, Inc.(c)	3,649	18,391
NVIDIA Corp.(c)	2,525	31,562
Novellus Systems, Inc.(c)	275	7,496
ON Semiconductor Corp.(c)	1,909	13,688
PMC - Sierra, Inc.(c)	933	5,579
Silicon Laboratories, Inc.(b)(c)	178	5,965
Skyworks Solutions, Inc.(b)(c)	803	14,406
SunPower Corp., Class A(b)(c)	395	3,196
Teradyne, Inc.(c)	734	8,081
Texas Instruments, Inc.	4,837	128,906
Varian Semiconductor Equipment Associates, Inc.(c)	318	19,446
Xilinx, Inc.(b)	1,117	30,650

		1,241,629

Software – 3.8%
ANSYS, Inc.(c)	386	18,929
Activision Blizzard, Inc.(b)	1,781	21,194
Adobe Systems, Inc.(c)	2,082	50,322
Ariba, Inc.(b)(c)	388	10,751
Autodesk, Inc.(c)	967	26,863
BMC Software, Inc.(c)	744	28,689
CA, Inc.	1,614	31,328
Cadence Design Systems, Inc.(c)	1,075	9,933
Citrix Systems, Inc.(c)	791	43,133
Compuware Corp.(c)	872	6,680
Electronic Arts, Inc.(c)	1,399	28,610
Factset Research Systems, Inc.	196	17,438
Fortinet, Inc.(c)	472	7,930

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Informatica Corp.(c)	445	18,223
Intuit, Inc.(c)	1,252	59,395
MICROS Systems, Inc.(c)	345	15,149
Microsoft Corp.	30,917	769,524
Nuance Communications, Inc.(c)	1,005	20,462
Oracle Corp.(b)	16,002	459,897
Red Hat, Inc.(c)	812	34,315
Rovi Corp.(c)	475	20,415
Salesforce.com, Inc.(b)(c)	554	63,311
Solera Holdings, Inc.	300	15,150
Symantec Corp.(c)	3,118	50,823
Synopsys, Inc.(c)	624	15,201
TIBCO Software, Inc.(c)	709	15,875
VMware, Inc., Class A(c)	356	28,615

		1,888,155

Total Information Technology		9,208,635

Materials – 3.8%
Chemicals – 2.2%
Air Products & Chemicals, Inc.	878	67,053
Airgas, Inc.	330	21,061
Albemarle Corp.	386	15,594
Ashland, Inc.(b)	336	14,831
CF Industries Holdings, Inc.	300	37,017
Cabot Corp.	291	7,211
Celanese Corp.	657	21,372
Cytec Industries, Inc.	218	7,660
The Dow Chemical Co.(b)	4,897	109,987
E.I. du Pont de Nemours & Co.	3,869	154,644
Eastman Chemical Co.	299	20,490
Ecolab, Inc.(b)	955	46,690
FMC Corp.(b)	302	20,886
Huntsman Corp.	846	8,181
International Flavors & Fragrances, Inc.(b)	339	19,059
Intrepid Potash, Inc.(c)	209	5,198
Kronos Worldwide, Inc.	88	1,415
LyondellBasell Industries NV, Class A	1,317	32,174
Monsanto Co.	2,233	134,069
The Mosaic Co.	1,141	55,875
Nalco Holding Co.	584	20,428
PPG Industries, Inc.	665	46,989
Praxair, Inc.	1,264	118,159
RPM International, Inc.	514	9,612
Rockwood Holdings, Inc.(c)	294	9,905
Sigma-Aldrich Corp.(b)	513	31,698
Solutia, Inc.(c)	488	6,271
The Scotts Miracle-Gro Co., Class A(b)	178	7,939
Valspar Corp.(b)	414	12,921
WR Grace & Co.(c)	319	10,623
Westlake Chemical Corp.	80	2,742

		1,077,754

Construction Materials – 0.1%
Martin Marietta Materials, Inc.	197	12,454
Vulcan Materials Co.	544	14,993

		27,447

Containers & Packaging – 0.3%
Aptargroup, Inc.	288	12,865
Ball Corp.	707	21,931

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Bemis Co., Inc.(b)	453	13,277
Crown Holdings, Inc.(c)	656	20,080
Greif Inc, Class A	153	6,562
Owens-Illinois, Inc.(c)	709	10,720
Packaging Corp. of America	407	9,483
Rock-Tenn Co, Class A	296	14,409
Sealed Air Corp.	638	10,655
Silgan Holdings, Inc.	198	7,275
Sonoco Products Co.	431	12,167
Temple-Inland, Inc.	442	13,866

		153,290

Metals & Mining – 1.0%
AK Steel Holding Corp.(b)	441	2,884
Alcoa, Inc.(b)	4,475	42,826
Allegheny Technologies, Inc.	446	16,498
Allied Nevada Gold Corp.(c)	381	13,644
Carpenter Technology Corp.	176	7,901
Cliffs Natural Resources, Inc.	614	31,418
Commercial Metals Co.	461	4,384
Compass Minerals International, Inc.	130	8,681
Freeport-McMoRan Copper & Gold, Inc.	3,946	120,156
Molycorp, Inc.(c)	243	7,987
Newmont Mining Corp.	2,026	127,435
Nucor Corp.(b)	1,330	42,081
Reliance Steel & Aluminum Co.	323	10,985
Royal Gold, Inc.	231	14,798
Schnitzer Steel Industries, Inc.	89	3,275
Southern Copper Corp.	715	17,868
Steel Dynamics, Inc.	950	9,424
Titanium Metals Corp.	341	5,108
United States Steel Corp.(b)	607	13,360
Walter Energy, Inc.	262	15,723

		516,436

Paper & Forest Products – 0.2%
Domtar Corp.	177	12,066
International Paper Co.	1,839	42,757
MeadWestvaco Corp.	714	17,536
Weyerhaeuser Co.	2,266	35,236

		107,595

Total Materials		1,882,522

Telecommunication Services – 3.1%
Diversified Telecommunication Services – 2.6%
AT&T, Inc.(b)	24,673	703,674
CenturyLink, Inc.	2,543	84,224
Frontier Communications Corp.(b)	4,187	25,583
Level 3 Communications, Inc.(c)	7,329	10,920
tw telecom, Inc.(c)	654	10,804
Verizon Communications, Inc.	11,787	433,762
Windstream Corp.(b)	2,146	25,022

		1,293,989

Wireless Telecommunication Services – 0.5%
American Tower Corp., Class A(c)	1,650	88,770
Clearwire Corp, Class A(b)(c)	724	1,687
Crown Castle International Corp.(c)	1,197	48,682
MetroPCS Communications, Inc.(c)	1,197	10,426

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

NII Holdings, Inc.(c)	716	19,296
SBA Communications Corp, Class A(b)(c)	480	16,550
Sprint Nextel Corp.(c)	12,586	38,261
Telephone & Data Systems, Inc.	354	7,523
United States Cellular Corp.(c)	58	2,300

		233,495

Total Telecommunication Services		1,527,484

Utilities – 4.1%
Electric Utilities – 2.0%
American Electric Power Co., Inc.	2,000	76,040
DPL, Inc.	500	15,070
Duke Energy Corp.	5,546	110,864
Edison International	1,344	51,408
Entergy Corp.	733	48,591
Exelon Corp.	2,759	117,561
FirstEnergy Corp.	1,736	77,964
Great Plains Energy, Inc.	544	10,499
Hawaiian Electric Industries, Inc.	381	9,251
ITC Holdings Corp.	218	16,880
N.V. Energy, Inc.	1,009	14,842
NextEra Energy, Inc.(b)	1,756	94,859
Northeast Utilities	744	25,036
PPL Corp.	2,393	68,296
Pepco Holdings, Inc.	952	18,012
Pinnacle West Capital Corp.	459	19,709
Progress Energy, Inc.	1,219	63,047
Southern Co.	3,537	149,863
Westar Energy, Inc.	455	12,021

		999,813

Gas Utilities – 0.3%
AGL Resources, Inc.	319	12,996
Atmos Energy Corp.	391	12,688
EQT Corp.	565	30,148
Energen Corp.	308	12,594
National Fuel Gas Co.(b)	348	16,941
Oneok, Inc.	451	29,784
Questar Corp.(b)	762	13,495
UGI Corp.	480	12,610

		141,256

Independent Power Producers & Energy Traders – 0.2%
The AES Corp.(c)	2,764	26,977
Calpine Corp.(c)	1,476	20,782
Constellation Energy Group, Inc.	784	29,839
GenOn Energy, Inc.(c)	3,061	8,509
NRG Energy, Inc.(c)	1,014	21,507

		107,614

Multi-Utilities – 1.5%
Alliant Energy Corp.	467	18,064
Ameren Corp.	1,015	30,217
CMS Energy Corp.	1,062	21,017
Centerpoint Energy, Inc.	1,790	35,120
Consolidated Edison, Inc.	1,213	69,165
DTE Energy Co.	712	34,902
Dominion Resources, Inc.(b)	2,399	121,797
Integrys Energy Group, Inc.	333	16,190

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

MDU Resources Group, Inc.	801	15,371
NSTAR	436	19,537
NiSource, Inc.(b)	1,176	25,143
OGE Energy Corp.	412	19,689
PG&E Corp.	1,650	69,812
Public Service Enterprise Group, Inc.	2,098	70,010
SCANA Corp.(b)	485	19,618
Sempra Energy(b)	987	50,831
TECO Energy, Inc.	912	15,623
Vectren Corp.	325	8,801
Wisconsin Energy Corp.(b)	983	30,758
Xcel Energy, Inc.	1,996	49,281

		740,946

Water Utilities – 0.1%
American Water Works Co., Inc.	738	22,273
Aqua America, Inc.	596	12,855

		35,128

Total Utilities		2,024,757

Total Long-Term Investments (Cost – $56,742,417) – 98.5%		48,629,109

Short-Term Securities
Money Market Funds – 14.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(d)(e)	5,912,073	5,912,073
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(a)(d)(e)	990,272	990,272

		6,902,345

	Par (000)
U.S. Treasury Obligations – 0.1%
U.S. Treasury Bill:
0.01%, 12/22/11(f)(g)	58	57,600
Total Short-Term Securities (Cost – $6,959,945) – 14.1%		6,959,945

Total Investments Before Short Positions (Cost – $63,702,362) – 112.6%		55,589,054

	Shares
Short Positions(h)
Lone Pine Resources, Inc.(c)	(246)	(1,624)

Total Short Positions (Proceeds Received – $1,631) – 0.0%		(1,624)

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Total Investments Net of Short Positions – 112.6%	55,587,430
Liabilities in Excess of Other Assets – (12.6)%	(6,218,562)

Net Assets – 100.0%	$49,368,868

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$63,828,844

Gross unrealized appreciation	$362,117
Gross unrealized depreciation	(8,601,907)

Net unrealized depreciation	$(8,239,790)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	5,912,073	[1]	–	5,912,073	$5,912,073	–	$1,210
BlackRock Cash Funds: Prime, SL Agency Shares	990,272	[1]	–	990,272	$990,272	–	$44
BlackRock Inc.	390		(37)	353	$52,248	$(1,531)	$701
iShares Russell 1000 Index Fund	6,319		(6,318)	1	$63	$(36,165)	$2,843
PNC Financial Services Group, Inc.	2,222		(30)	2,192	$105,633	$(354)	$373

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Non-income producing security.

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

(g)	Rate shown is the yield to maturity as of the date of purchase.

(h)	In order to track the performance of its benchmark index, the Master Portfolio sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Schedule of Investments (concluded)	Russell 1000 Index Master Portfolio

Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
13	S&P 500 Index	Chicago	December 2011	$731,900	$(38,806)
1	S&P 400 Midcap Index	Chicago	December 2011	$77,890	(7,542)

Total					$(46,348)

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives.)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]
Exchange-Traded Fund	$63	–	–	$63
Common Stocks	48,629,046	–	–	48,629,046
Short-Term Securities:
Money Market Funds	6,902,345	–	–	6,902,345
U.S. Government Obligations	–	57,600	–	57,600
Liabilities:
Investments:
Short Positions:	(1,624)	–	–	(1,624)

Total	$55,529,830	$57,600	–	$55,587,430

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity Contracts	$(46,348)	–	–	$(46,348)

Total	$(46,348)	–	–	$(46,348)

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments September 30, 2011 (Unaudited)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Exchange Traded Funds – 2.6%
iShares MSCI ACWI ex US Index Fund(a)	8,600	$301,430
iShares S&P India Nifty 50 Index Fund(a)	22,544	503,858

		805,288

Total Exchange Traded Funds – 2.6%		805,288

Common Stocks
Australia – 5.4%
AGL Energy Ltd.	1,041	14,274
AMP Ltd.	6,333	23,787
ASX Ltd.	412	11,967
Alumina Ltd.	6,196	8,640
Amcor Ltd.	2,592	17,160
Asciano Ltd.	7,273	10,021
Australia & New Zealand Banking Group Ltd.	5,625	104,407
BHP Billiton Ltd.	7,108	235,349
Bendigo & Adelaide Bank Ltd.	557	4,512
BlueScope Steel Ltd.	4,226	2,914
Boral Ltd.	1,098	3,654
Brambles Ltd.	3,376	20,812
CFS Retail Property Trust	5,470	9,179
CSL Ltd.	1,257	35,685
Caltex Australia Ltd.	475	4,978
Coca-Cola Amatil Ltd.	1,312	15,030
Cochlear Ltd.	171	7,580
Commonwealth Bank of Australia	3,372	146,647
Computershare Ltd.	1,207	8,594
Crown Ltd.	1,176	8,959
Dexus Property Group	11,570	9,120
Echo Entertainment Group Ltd.(b)	1,183	4,178
Fairfax Media Ltd.	4,978	3,912
Fortescue Metals Group Ltd.	2,907	12,143
Foster’s Group Ltd.	4,334	22,144
GPT Group	4,027	12,112
Goodman Group	16,401	8,986
Harvey Norman Holdings Ltd.	2,362	4,937
Iluka Resources Ltd.	863	10,101
Incitec Pivot Ltd.	3,717	11,516
Insurance Australia Group Ltd.	4,684	13,559
James Hardie Industries SE(b)	866	4,735
Leighton Holdings Ltd.	242	4,298
Lend Lease Group	1,285	8,630
Lynas Corp. Ltd.(b)	4,554	4,804
MacArthur Coal Ltd.	466	7,126
Macquarie Group Ltd.	849	18,360
Metcash Ltd.	1,160	4,573
Mirvac Group	8,597	9,452
National Australia Bank Ltd.	4,704	99,919
Newcrest Mining Ltd.	1,666	54,913
OZ Minerals Ltd.	911	8,116
OneSteel Ltd.	2,709	3,175
Orica Ltd.	806	18,088
Origin Energy Ltd.	2,351	30,084
QBE Insurance Group Ltd.	2,393	29,387
QR National Ltd.	3,538	10,699
Qantas Airways Ltd.(b)	2,620	3,512
Ramsay Health Care Ltd.	270	4,929
Rio Tinto Ltd.	977	57,226

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

SP AusNet	5,585	5,053
Santos Ltd.	1,925	20,833
Sims Metal Management Ltd.	291	3,492
Sonic Healthcare Ltd.	896	9,794
Stockland	5,694	15,849
Suncorp Group Ltd.	2,873	21,874
Tabcorp Holdings Ltd.	1,500	3,696
Tatts Group Ltd.	2,050	4,386
Telstra Corp. Ltd.	9,208	27,424
Toll Holdings Ltd.	1,008	4,227
Transurban Group	2,970	15,442
Wesfarmers Ltd.	2,236	67,560
Westfield Group	4,941	36,641
Westfield Retail Trust	6,323	14,715
Westpac Banking Corp.	6,567	127,172
Woodside Petroleum Ltd.	1,380	42,757
Woolworths Ltd.	2,658	63,517
WorleyParsons Ltd.	408	10,180

		1,683,495

Austria – 0.2%
Erste Group Bank AG	474	12,089
IMMOFINANZ AG(b)	2,993	8,462
OMV AG	428	12,740
Raiffeisen International Bank Holding AG	104	3,010
Telekom Austria AG	1,002	10,113
Verbund AG	117	3,367
Vienna Insurance Group AG	97	3,688
Voestalpine AG	341	9,857

		63,326

Belgium – 0.6%
Ageas	5,234	9,014
Anheuser-Busch InBev NV	1,732	91,933
Bekaert SA	66	2,687
Belgacom SA	308	9,269
Colruyt SA	107	4,445
Delhaize Group SA	227	13,270
Dexia SA(b)	1,738	3,306
Groupe Bruxelles Lambert SA	155	10,886
KBC Groep NV	376	8,675
Mobistar SA	67	3,825
Solvay SA	117	11,017
UCB SA	233	9,930
Umicore SA	250	9,063

		187,320

Brazil – 1.5%
ALL - America Latina Logistica SA	600	2,722
Amil Participacoes SA	600	5,345
Anhanguera Educacional Participacoes SA	200	2,574
BM&F Bovespa SA	4,500	21,037
BR Malls Participacoes SA	1,000	10,217
BRF - Brasil Foods SA	1,500	25,672
Banco do Brasil SA	1,200	15,853
Banco Santander (Brasil) SA	1,400	10,216
CCR SA	500	13,017
CETIP Balcao Organizado de Ativos e Derivativos SA	300	3,750
CPFL Energia SA	700	7,680
Centrais Eletricas Brasileiras SA	1,000	8,616

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Cielo SA	600	13,371
Companhia de Saneamento Basico do Estado de Sao Paulo	200	4,648
Companhia Hering SA	200	3,341
Companhia Siderurgica Nacional SA	2,000	15,700
Cosan SA Industria e Comercio	300	3,824
Cyrela Brazil Realty SA	500	3,114
Diagnosticos da America SA	400	3,402
Duratex SA	600	2,748
EDP - Energias do Brasil SA	300	6,063
EcoRodovias Infraestrutura e Logistica SA	700	5,138
Embraer SA	1,500	9,374
Fibria Celulose SA	400	3,042
Gafisa SA	1,000	2,856
Hypermarcas SA	500	2,351
JBS SA(b)	2,400	4,633
Localiza Rent a Car SA	300	3,973
Lojas Renner SA	300	8,081
MRV Engenharia e Participacoes SA	600	3,073
Multiplan Empreendimentos Imobiliarios SA	300	5,560
Natura Cosmeticos SA	500	8,510
OGX Petroleo e Gas Participacoes SA(b)	2,900	17,737
Odontoprev SA	300	4,434
PDG Realty SA Empreendimentos e Participacoes	2,900	9,455
Petroleo Brasileiro SA	6,700	74,474
Porto Seguro SA	300	2,792
Redecard SA	800	10,892
Souza Cruz SA	900	9,056
Tim Participacoes SA	1,940	8,976
Totvs SA	300	5,106
Tractebel Energia SA	300	4,164
Ultrapar Participacoes SA	700	10,983
Usinas Siderurgicas de Minas Gerais SA	300	3,430
Vale SA	3,000	68,049

		469,049

Canada – 7.8%
ARC Resources Ltd.	617	13,283
Agnico-Eagle Mines Ltd.	388	23,197
Agrium, Inc.	352	23,430
Alimentation Couche Tard, Inc.	354	9,932
Athabasca Oil Sands Corp.(b)	800	8,184
BCE, Inc.	532	19,947
Bank of Montreal	1,349	75,528
Bank of Nova Scotia	2,313	116,367
Barrick Gold Corp.	2,204	103,291
Baytex Energy Corp.	242	10,117
Bell Aliant, Inc.	174	4,591
Bombardier, Inc.	3,283	11,498
Bonavista Energy Corp.	399	8,971
Brookfield Asset Management Inc., Class A	1,263	34,929
Brookfield Office Properties, Inc.	605	8,366
CAE, Inc.	377	3,536
CGI Group Inc., Class A(b)	541	10,176
CI Financial Corp.	469	9,282
Cameco Corp.	914	16,781
Canadian Imperial Bank of Commerce	845	59,172
Canadian National Railway Co.	1,008	67,363
Canadian Natural Resources Ltd.	2,398	70,414
Canadian Oil Sands Ltd.	1,076	20,937
Canadian Pacific Railway Ltd.	411	19,815
Canadian Tire Corp. Ltd., Class A	206	11,205

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Canadian Utilities Ltd.	202	11,973
Cenovus Energy, Inc.	1,650	50,812
Centerra Gold, Inc.	300	5,585
Crescent Point Energy Corp.	525	19,764
Eldorado Gold Corp.	1,216	20,945
Empire Co. Ltd.	98	5,377
Enbridge, Inc.	1,598	51,010
EnCana Corp.	1,631	31,393
Enerplus Corp.	400	9,875
Fairfax Financial Holdings Ltd.	45	17,254
Finning International, Inc.	440	8,041
First Quantum Minerals Ltd.	1,072	14,271
Fortis, Inc.	452	14,204
Franco-Nevada Corp.	278	10,057
George Weston Ltd.	146	9,646
Gildan Activewear, Inc.	336	8,721
Goldcorp, Inc.	1,753	80,415
Great-West Lifeco, Inc.	614	12,076
Husky Energy, Inc.	606	13,122
IAMGOLD Corp.	841	16,717
IGM Financial, Inc.	257	10,924
Imperial Oil Ltd.	629	22,593
Industrial Alliance Insurance & Financial Services, Inc.	123	3,634
Inmet Mining Corp.	73	3,093
Intact Financial Corp.	229	12,572
Ivanhoe Mines Ltd.(b)	607	8,370
Kinross Gold Corp.	2,535	37,666
Loblaw Cos. Ltd.	293	11,028
MEG Energy Corp.(b)	300	11,096
Magna International Inc., Class A	510	16,864
Manulife Financial Corp.	3,942	44,916
Metro Inc., Class A	255	11,150
National Bank of Canada	339	22,610
New Gold, Inc.(b)	904	9,334
Nexen, Inc.	1,180	18,355
Niko Resources Ltd.	81	3,337
Onex Corp.	297	9,257
Open Text Corp.(b)	176	9,201
Osisko Mining Corp.(b)	762	9,649
Pacific Rubiales Energy Corp.	566	11,991
Pan American Silver Corp.	169	4,553
Pengrowth Energy Corp.	413	3,732
Penn West Petroleum Ltd.	1,041	15,448
Potash Corp. of Saskatchewan, Inc.	1,888	81,977
Power Corp. of Canada	808	17,711
Power Financial Corp.	543	13,296
Precision Drilling Corp.(b)	546	4,549
Progress Energy Resources Corp.	357	4,391
Research In Motion Ltd.(b)	1,086	22,137
RioCan Real Estate Investment Trust	387	9,602
Ritchie Bros Auctioneers, Inc.	193	3,916
Rogers Communications, Inc. Class B	907	31,047
Royal Bank of Canada	3,083	141,396
SNC-Lavalin Group, Inc.	378	15,883
Saputo, Inc.	330	13,000
Shaw Communications, Inc. Class B	863	17,509
Shoppers Drug Mart Corp.	498	19,413
Silver Wheaton Corp.	768	22,676
Sun Life Financial, Inc.	1,305	31,171
Suncor Energy, Inc.	3,481	88,894
TELUS Corp.	444	20,698
TMX Group, Inc.	113	4,415

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Talisman Energy, Inc.	2,273	27,938
Teck Resources Ltd. Class B	1,324	39,067
Thomson Reuters Corp.	880	23,850
Tim Hortons, Inc.	372	17,292
The Toronto-Dominion Bank	1,907	135,741
Tourmaline Oil Corp.(b)	200	5,882
TransAlta Corp.	524	11,406
TransCanada Corp.	1,525	61,908
Valeant Pharmaceuticals International, Inc.	634	23,632
Vermilion Energy, Inc.	221	9,288
Viterra, Inc.	965	9,494
Yamana Gold, Inc.	1,630	22,368

		2,434,490

Chile – 0.3%
Banco Santander Chile	109,549	7,895
CAP SA	213	6,544
Cencosud SA	2,162	11,566
Colbun SA	19,834	4,962
ENTEL Chile SA	255	4,900
Empresa Nacional de Electricidad SA/Chile	8,344	12,088
Empresas CMPC SA	2,444	8,301
Empresas COPEC SA	1,238	14,771
Enersis SA	34,164	11,842
Lan Airlines SA	340	7,191
SACI Falabella	920	7,344

		97,404

China – 3.6%
Agile Property Holdings Ltd.	4,000	2,595
Agricultural Bank of China Ltd. Class H	48,000	15,673
Air China Ltd. Class H	4,000	2,777
Alibaba.com Ltd.	3,000	2,761
Aluminum Corp. of China Ltd. Class H	6,000	2,556
Anhui Conch Cement Co. Ltd. Class H	3,000	8,149
Bank of China Ltd. Class H	161,000	49,785
Bank of Communications Co. Ltd. Class H	22,700	13,443
Beijing Enterprises Holdings Ltd.	1,000	5,021
Belle International Holdings Ltd.	11,000	18,964
Brilliance China Automotive Holdings Ltd.(b)	4,000	3,101
Byd Co. Ltd. Class H(b)	1,500	2,496
CNOOC Ltd.	41,000	65,924
COSCO Pacific Ltd.	2,000	2,213
CSR Corp. Ltd.	5,000	1,771
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. Class H	2,600	2,905
China Agri-Industries Holdings Ltd.	5,000	3,141
China BlueChemical Ltd. Class H	6,000	4,585
China Citic Bank Corp. Ltd. Class H(b)	23,000	9,402
China Coal Energy Co. Ltd. Class H	11,000	9,816
China Communications Construction Co. Ltd. Class H	6,000	3,896
China Construction Bank Corp. Class H	113,000	68,346
China COSCO Holdings Co. Ltd. Class H	6,500	2,660
China Life Insurance Co. Ltd. Class H	18,000	42,577
China Longyuan Power Group Corp. Class H	5,000	4,115
China Mengniu Dairy Co. Ltd.	2,000	6,119
China Merchants Bank Co. Ltd. Class H	10,500	15,883
China Merchants Holdings International Co. Ltd.	2,000	5,362
China Minsheng Banking Corp. Ltd. Class H	5,500	3,346
China Mobile Ltd.	13,500	131,966
China National Building Material Co. Ltd. Class H	8,000	6,742

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

China Oilfield Services Ltd. Class H	2,000	2,543
China Overseas Land & Investment Ltd.	12,000	17,139
China Pacific Insurance Group Co. Ltd. Class H	4,800	13,834
China Petroleum & Chemical Corp. Class H	40,000	38,468
China Resources Cement Holdings Ltd.	6,000	3,950
China Resources Enterprise Ltd.	2,000	6,653
China Resources Land Ltd.	8,000	8,604
China Resources Power Holdings Co. Ltd.	2,000	3,019
China Shanshui Cement Group Ltd.	4,000	2,708
China Shenhua Energy Co. Ltd. Class H	8,000	31,368
China Taiping Insurance Holdings Co. Ltd.(b)	2,200	4,195
China Telecom Corp. Ltd. Class H	34,000	21,292
China Unicom Hong Kong Ltd.	14,000	28,464
China Yurun Food Group Ltd.	2,000	2,115
Citic Pacific Ltd.	2,000	2,816
Country Garden Holdings Co.	12,000	3,317
Dongfeng Motor Group Co. Ltd. Class H	8,000	10,846
ENN Energy Holdings Ltd.	2,000	6,470
Evergrande Real Estate Group Ltd.	8,000	2,445
Foxconn International Holdings Ltd.(b)	10,000	5,239
GCL-Poly Energy Holdings Ltd.	10,000	2,603
GOME Electrical Appliances Holding Ltd.	30,000	6,900
Golden Eagle Retail Group Ltd.	3,000	6,164
Great Wall Motor Co. Ltd.	4,500	5,212
Guangzhou Automobile Group Co. Ltd. Class H	4,000	3,887
Hengan International Group Co. Ltd.	2,000	15,973
Hengdeli Holdings Ltd.	8,000	2,744
Huabao International Holdings Ltd.	5,000	4,069
Huaneng Power International, Inc. Class H	10,000	4,245
Industrial & Commercial Bank of China Ltd. Class H	142,000	68,570
Inner Mongolia Yitai Coal Co.	900	4,505
Intime Department Store Group Co. Ltd.	4,500	5,033
Jiangxi Copper Co. Ltd. Class H	2,000	3,470
Kingboard Chemical Holdings Ltd.	1,000	2,694
Kunlun Energy Co. Ltd.	6,000	8,257
Lenovo Group Ltd.	10,000	6,687
Longfor Properties Co. Ltd.	3,500	3,474
PICC Property & Casualty Co. Ltd. Class H	4,000	4,277
Parkson Retail Group Ltd.	3,500	4,231
PetroChina Co. Ltd. Class H	50,000	60,565
Ping An Insurance (Group) Co. of China Ltd. Class H	4,500	25,161
Renhe Commercial Holdings Co. Ltd.	26,000	2,770
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,000	4,446
Shanghai Electric Group Co. Ltd. Class H	10,000	3,842
Shanghai Industrial Holdings Ltd.	1,000	2,797
Shimao Property Holdings Ltd.	4,000	3,004
Shougang Fushan Resources Group Ltd.	8,000	2,670
Sinopharm Group Co. Ltd. Class H	1,600	4,214
Soho China Ltd.	10,000	6,395
Tencent Holdings Ltd.	2,300	47,707
Tingyi Cayman Islands Holding Corp.	6,000	14,708
Tsingtao Brewery Co. Ltd.	2,000	11,082
Want Want China Holdings Ltd.	16,000	14,491
Weichai Power Co. Ltd. Class H	1,000	4,543
Yanzhou Coal Mining Co. Ltd. Class H	6,000	12,767
ZTE Corp. Class H	1,400	3,965
Zhaojin Mining Industry Co. Ltd. Class H	2,500	4,159

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Zijin Mining Group Co. Ltd. Class H	10,000	2,904

		1,128,760

Colombia – 0.2%
Almacenes Exito SA	460	5,473
BanColombia SA	305	4,472
Corp. Financiera Colombiana SA	303	5,416
Ecopetrol SA	9,464	18,928
Grupo de Inversiones Suramericana SA	572	9,840
Interconexion Electrica SA	707	4,249
Inversiones Argos SA	459	4,138

		52,516

Czech Republic – 0.1%
CEZ AS	365	14,065
Komercni Banka AS	29	5,408
Telefonica Czech Republic AS	238	5,064

		24,537

Denmark – 0.7%
AP Moller - Maersk A/S Class A	3	17,623
AP Moller - Maersk A/S Class B	2	11,195
Carlsberg A/S Class B	250	14,815
Coloplast A/S Class B	69	9,943
DSV A/S	508	9,140
Danske Bank A/S(b)	1,509	21,105
Novo Nordisk A/S Class B	946	94,348
Novozymes A/S Class B	102	14,502
Pandora A/S	167	1,113
TDC A/S	569	4,649
Tryg AS	93	4,911
Vestas Wind Systems A/S(b)	521	8,443
William Demant Holding A/S(b)	59	4,438

		216,225

Egypt – 0.0%
Commercial International Bank SAE	1,034	3,973
Orascom Construction Industries	112	3,947
Orascom Telecom Holding SAE(b)	7,258	3,991

		11,911

Finland – 0.6%
Elisa OYJ	248	5,070
Fortum OYJ	999	23,515
Kesko OYJ Class B	113	3,477
Kone OYJ Class B	355	16,885
Metso OYJ	328	9,601
Neste Oil OYJ	334	2,899
Nokia OYJ	8,430	47,670
Nokian Renkaat OYJ	271	8,113
Orion OYJ, Class B	208	4,188
Pohjola Bank Plc	426	4,481
Rautaruukki OYJ	243	2,437
Sampo OYJ	898	22,555
Stora Enso OYJ Class R	1,551	9,078
UPM-Kymmene OYJ	1,252	14,144

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Wartsila OYJ	439	10,417

		184,530

France – 5.9%
AXA SA	3,871	50,361
Accor SA	346	9,213
Aeroports de Paris	55	4,137
Air France-KLM(b)	335	2,449
Air Liquide SA	618	72,167
Alcatel-Lucent(b)	5,231	15,167
ALSTOM SA	502	16,535
ArcelorMittal	2,021	32,289
Arkema SA	132	7,644
Atos Origin SA	96	4,143
BNP Paribas SA	2,129	83,931
Bouygues SA	607	20,080
Bureau Veritas SA	126	9,058
CNP Assurances SA	239	3,519
Cap Gemini SA	355	11,803
Carrefour SA	1,355	30,856
Casino Guichard-Perrachon SA	137	10,694
Christian Dior SA	124	13,883
Compagnie de Saint-Gobain	904	34,489
Compagnie Generale d’Optique Essilor International SA	438	31,498
Compagnie Generale de Geophysique-Veritas(b)	418	7,362
Compagnie Generale des Etablissements Michelin Class B	404	24,162
Credit Agricole SA	2,248	15,460
Danone SA	1,281	78,747
Dassault Systemes SA	132	9,321
EDF SA	557	16,131
Edenred SA	374	8,910
Eiffage SA	81	2,499
Eurazeo	73	3,066
European Aeronautic Defence & Space Co. N.V.	902	25,354
Eutelsat Communications SA	238	9,561
Fonciere Des Regions	49	3,418
France Telecom SA	4,105	67,186
GDF Suez	2,753	81,796
Gecina SA	37	3,234
Groupe Eurotunnel SA	1,243	10,535
Icade	42	3,282
Iliad SA	38	4,245
Imerys SA	75	3,752
JCDecaux SA(b)	164	4,070
Klepierre	300	8,409
L’Oreal SA	516	50,337
LVMH Moet Hennessy Louis Vuitton SA	554	73,128
Lafarge SA	482	16,566
Lagardere SCA	326	8,008
Legrand SA	474	14,777
Natixis	2,614	8,223
Neopost SA	62	4,546
PPR SA	170	21,974
Pernod Ricard SA	445	34,840
Peugeot SA	409	8,701
Publicis Groupe SA	289	12,062
Renault SA	481	15,932
SCOR SE	409	8,823
SES SA	674	16,402
Safran SA	374	11,441
Sanofi	2,483	163,324

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Schneider Electric SA	1,093	58,492
Societe BIC SA	54	4,598
Societe Generale	1,447	37,879
Societe Television Francaise 1	291	3,618
Sodexo	215	14,157
Suez Environnement SA	655	9,116
Technip SA	206	16,504
Thales SA	274	8,565
Total SA	4,679	206,435
Unibail-Rodamco SE	196	34,974
Vallourec SA	265	15,176
Veolia Environnement SA	873	12,749
Vinci SA	1,020	43,750
Vivendi SA	2,797	56,947
Wendel SA	45	2,820

		1,849,280

Germany – 4.7%
Adidas AG	464	28,237
Allianz SE	988	92,604
Axel Springer AG	107	3,683
Lufthansa Airlines	627	8,129
BASF SE	2,007	122,358
Bayer AG Registered	1,843	101,704
Bayerische Motoren Werke AG	736	48,621
Beiersdorf AG	203	10,862
Brenntag AG	46	3,990
Celesio AG	266	3,500
Commerzbank AG(b)	8,485	21,265
Continental AG(b)	179	10,332
Daimler AG	2,004	89,127
Deutsche Bank AG	2,088	72,352
Deutsche Boerse AG(b)	390	19,724
Deutsche Post AG	1,938	24,812
Deutsche Telekom AG	6,075	71,307
E.ON AG	4,011	87,023
Fraport AG Frankfurt Airport Services Worldwide	64	3,769
Fresenius Medical Care AG & Co. KGaA	442	29,985
Fresenius SE & Co. KGaA	243	21,599
GEA Group AG	396	9,244
Hannover Rueckversicherung AG	103	4,657
HeidelbergCement AG	328	11,916
Henkel AG & Co. KGaA	368	16,129
Hochtief AG	64	3,997
Infineon Technologies AG	2,424	17,886
K+S AG	372	19,474
Kabel Deutschland Holding AG(b)	194	10,401
Lanxess AG	185	8,874
Linde AG	360	48,173
MAN SE	118	9,147
Merck KGaA	159	13,023
Metro AG	310	13,159
Muenchener Rueckversicherungs AG	403	50,051
RWE AG	959	35,376
SAP AG	2,014	102,477
Salzgitter AG	71	3,408
Siemens AG	1,813	163,116
Suedzucker AG	148	4,205
ThyssenKrupp AG	889	21,844
United Internet AG	249	4,209
Volkswagen AG	67	8,255

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Wacker Chemie AG	25	2,220

		1,456,224

Greece – 0.1%
Alpha Bank AE(b)	1,018	1,776
Bank of Cyprus PCL	1,707	2,636
Coca Cola Hellenic Bottling Co. SA(b)	464	8,178
Hellenic Telecommunications Organization SA	570	2,423
National Bank of Greece SA(b)	2,320	8,393
OPAP SA	340	3,429

		26,835

Hong Kong – 1.8%
AIA Group Ltd.	18,000	50,975
ASM Pacific Technology Ltd.	400	3,904
BOC Hong Kong Holdings Ltd.	8,000	16,914
Bank of East Asia Ltd.	3,400	10,442
CLP Holdings Ltd.	4,500	40,541
Cathay Pacific Airways Ltd.	2,000	3,264
Cheung Kong Holdings Ltd.	3,000	32,522
Cheung Kong Infrastructure Holdings Ltd.	1,000	5,826
Esprit Holdings Ltd.	1,700	2,059
Galaxy Entertainment Group Ltd.(b)	3,000	4,359
Guangdong Investment Ltd.	10,000	6,254
Hang Lung Group Ltd.	2,000	10,191
Hang Lung Properties Ltd.	6,000	17,852
Hang Seng Bank Ltd.	1,600	18,743
Henderson Land Development Co. Ltd.	3,000	13,469
Hong Kong & China Gas Co. Ltd.	11,000	24,760
Hong Kong Exchanges & Clearing Ltd.	2,300	33,363
Hopewell Holdings Ltd.	1,500	4,304
Hutchison Whampoa Ltd.	4,000	29,602
Hysan Development Co. Ltd.	1,000	3,030
Kerry Properties Ltd.	1,000	3,192
Li & Fung Ltd.	14,000	23,360
The Link REIT	5,000	15,797
MTR Corp.	4,000	11,973
NWS Holdings Ltd.	4,000	5,332
New World Development Ltd.	3,000	2,869
PCCW Ltd.	12,000	4,463
Power Assets Holdings Ltd.	3,000	22,953
SJM Holdings Ltd.	5,000	8,833
Sands China Ltd.(b)	5,200	12,166
Shangri-La Asia Ltd.	2,000	3,824
Sino Land Co. Ltd.	8,000	10,565
Sino-Ocean Land Holdings Ltd.	18,000	5,802
Sun Hung Kai Properties Ltd.	3,000	34,416
Swire Pacific Ltd. Class A	1,500	15,412
Wharf Holdings Ltd.	3,000	14,801
Wheelock & Co. Ltd.	3,000	8,876
Wing Hang Bank Ltd.	500	4,036
Wynn Macau Ltd.	3,600	8,513
Yue Yuen Industrial Holdings Ltd.	1,500	3,879

		553,436

Hungary – 0.0%
MOL Hungarian Oil & Gas Plc(b)	44	2,971
OTP Bank Plc	599	8,814

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Richter Gedeon Nyrt	26	3,550

		15,335

Indonesia – 0.6%
PT Adaro Energy Tbk	44,500	8,568
PT Astra International Tbk	4,500	32,168
PT Bank Central Asia Tbk	28,000	24,268
PT Bank Danamon Indonesia Tbk	7,500	3,887
PT Bank Mandiri Tbk	22,500	15,907
PT Bank Negara Indonesia Persero Tbk	11,500	4,805
PT Bank Rakyat Indonesia Persero Tbk	26,000	17,024
PT Bumi Resources Tbk	39,500	8,610
PT Charoen Pokphand Indonesia Tbk	19,000	5,188
PT Gudang Garam Tbk	1,000	5,914
PT Indo Tambangraya Megah	1,000	4,406
PT Indocement Tunggal Prakarsa Tbk	2,500	3,937
PT Indofood Sukses Makmur Tbk	7,500	4,262
PT Kalbe Farma Tbk	15,000	5,546
PT Perusahaan Gas Negara	30,500	9,167
PT Semen Gresik Persero Tbk	4,500	4,212
PT Tambang Batubara Bukit Asam Tbk	2,000	3,779
PT Telekomunikasi Indonesia Tbk	25,500	21,748
PT Unilever Indonesia Tbk	3,000	5,593
PT United Tractors Tbk	4,500	11,120

		200,109

Ireland – 0.1%
CRH Plc	833	12,954
CRH Plc New	741	11,561
Elan Corp. Plc(b)	532	5,681
Elan Corp. Plc(b)	574	6,129
Kerry Group Plc	158	5,546
Kerry Group Plc	139	4,889

		46,760

Israel – 0.2%
Bank Hapoalim BM	1,028	3,549
Bank Leumi Le-Israel BM	1,138	3,487
Bezeq The Israeli Telecommunication Corp., Ltd.	2,031	3,800
Israel Chemicals Ltd.	510	5,808
The Israel Corp. Ltd.	5	3,202
Israel Discount Bank Ltd.(b)	2,497	3,663
Makhteshim-Agan Industries Ltd.(b)	896	4,908
NICE Systems Ltd.(b)	141	4,243
Teva Pharmaceutical Industries Ltd.	1,083	40,125

		72,785

Italy – 1.5%
A2A SpA	3,351	4,205
Assicurazioni Generali SpA	2,536	40,567
Atlantia SpA	820	11,887
Banca Carige SPA	2,555	4,977
Banca Monte dei Paschi di Siena SpA	7,108	3,991
Banco Popolare SC	5,383	9,015
ENI SpA	5,233	92,684
Enel Green Power SpA	3,925	9,029
Enel SpA	14,351	63,871
Exor SpA	171	3,393
Fiat Industrial SpA(b)	1,805	13,699

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Fiat SpA	1,791	9,824
Finmeccanica SpA	1,157	8,099
Intesa Sanpaolo SpA	22,532	35,923
Luxottica Group SpA	347	8,907
Mediaset SpA	1,140	3,620
Mediobanca SpA	1,270	10,064
Parmalat SpA	1,345	2,856
Pirelli & C SpA	488	3,511
Prysmian SpA	263	3,495
Saipem SpA	532	18,931
Snam Rete Gas SpA	3,334	15,455
Telecom Italia SpA	22,070	24,231
Tenaris SA	965	12,308
Terna Rete Elettrica Nazionale SpA	2,708	10,086
UniCredit SpA	30,471	32,761
Unione di Banche Italiane ScpA	2,295	8,615

		466,004

Japan – 15.0%
Advantest Corp.	300	3,234
Aeon Co. Ltd.	1,300	17,585
Aeon Credit Service Co. Ltd.	400	6,213
Aeon Mall Co. Ltd.	300	6,951
Aisin Seiki Co. Ltd.	400	13,318
Ajinomoto Co., Inc.	1,000	11,813
Alfresa Holdings Corp.	200	8,414
All Nippon Airways Co. Ltd.	2,000	6,259
Amada Co. Ltd.	1,000	6,578
Asahi Breweries Ltd.	800	16,952
Asahi Glass Co. Ltd.	2,000	19,526
Asahi Kasei Corp.	3,000	17,979
Asics Corp.	400	5,502
Astellas Pharma, Inc.	1,000	37,747
The Bank of Kyoto Ltd.	1,000	8,903
The Bank of Yokohama Ltd.	3,000	15,044
Benesse Holdings, Inc.	100	4,430
Bridgestone Corp.	1,400	31,766
Brother Industries Ltd.	400	4,699
Canon, Inc.	2,500	113,515
Casio Computer Co. Ltd.	700	4,432
Central Japan Railway Co.	3	26,180
The Chiba Bank Ltd.	2,000	13,872
Chiyoda Corp.	1,000	9,918
Chubu Electric Power Co., Inc.	1,500	28,094
Chugai Pharmaceutical Co. Ltd.	600	10,164
The Chugoku Electric Power Co., Inc.	700	12,312
Citizen Holdings Co. Ltd.	1,100	5,576
Cosmo Oil Co. Ltd.	2,000	5,030
Credit Saison Co. Ltd.	300	5,784
Dai Nippon Printing Co. Ltd.	1,000	10,341
The Dai-ichi Life Insurance Co. Ltd.	19	19,640
Daicel Chemical Industries Ltd.	1,000	5,769
Daido Steel Co. Ltd.	1,000	5,981
Daiichi Sankyo Co. Ltd.	1,500	31,270
Daikin Industries Ltd.	500	14,321
Dainippon Sumitomo Pharma Co. Ltd.	500	5,556
Daito Trust Construction Co. Ltd.	200	18,336
Daiwa House Industry Co. Ltd.	1,000	13,017
Daiwa Securities Group, Inc.	4,000	14,937
Dena Co. Ltd.	300	12,567
Denki Kagaku Kogyo KK	1,000	3,813

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Denso Corp.	1,000	32,147
Dentsu, Inc.	400	12,673
East Japan Railway Co.	700	42,439
Eisai Co. Ltd.	600	24,209
Electric Power Development Co. Ltd.	200	5,910
Elpida Memory, Inc.(b)	400	2,502
FANUC Corp.	400	55,098
FUJIFILM Holdings Corp.	1,100	25,565
FamilyMart Co. Ltd.	100	3,819
Fast Retailing Co. Ltd.	100	17,910
Fuji Electric Co. Ltd.	2,000	5,264
Fuji Heavy Industries Ltd.	1,000	5,872
Fujitsu Ltd.	4,000	18,863
Fukuoka Financial Group, Inc.	1,000	4,184
Furukawa Electric Co. Ltd.	1,000	2,723
GS Yuasa Corp.	1,000	4,689
Gree, Inc.	200	6,169
The Gunma Bank Ltd.	1,000	5,574
The Hachijuni Bank Ltd.	1,000	6,126
Hamamatsu Photonics KK	100	4,031
Hino Motors Ltd.	1,000	6,042
Hirose Electric Co. Ltd.	100	9,296
The Hiroshima Bank Ltd.	1,000	4,949
Hisamitsu Pharmaceutical Co., Inc.	300	14,415
Hitachi Chemical Co. Ltd.	300	4,953
Hitachi Construction Machinery Co. Ltd.	200	3,349
Hitachi High-Technologies Corp.	300	6,095
Hitachi Ltd.	10,000	49,641
Hokkaido Electric Power Co., Inc.	300	4,422
Hokuhoku Financial Group, Inc.	3,000	6,555
Hokuriku Electric Power Co.	300	5,536
Honda Motor Co. Ltd.	3,600	105,462
Hoya Corp.	1,000	23,185
IHI Corp.	2,000	4,409
ITOCHU Corp.	3,400	32,490
Ibiden Co. Ltd.	200	4,226
Idemitsu Kosan Co. Ltd.	100	9,102
Inpex Corp.	5	30,705
Isetan Mitsukoshi Holdings Ltd.	1,000	10,121
Isuzu Motors Ltd.	3,000	12,888
Itochu Techno-Solutions Corp.	200	9,076
The Iyo Bank Ltd.	1,000	10,202
J Front Retailing Co. Ltd.	1,000	4,746
JFE Holdings, Inc.	1,100	22,205
JS Group Corp.	600	16,797
JSR Corp.	300	5,162
JTEKT Corp.	300	3,590
JX Holdings, Inc.	4,900	27,502
Japan Prime Realty Investment Corp.	2	5,150
Japan Real Estate Investment Corp.	1	9,777
Japan Retail Fund Investment Corp.	4	6,431
The Japan Steel Works Ltd.	1,000	5,965
Japan Tobacco, Inc.	10	46,776
The Joyo Bank Ltd.	1,000	4,652
Jupiter Telecommunications Co. Ltd.	5	5,410
KDDI Corp.	6	41,306
Kajima Corp.	2,000	6,564
Kamigumi Co. Ltd.	1,000	8,926
Kaneka Corp.	1,000	5,705
The Kansai Electric Power Co., Inc.	1,700	29,378
Kansai Paint Co. Ltd.	1,000	9,583
Kao Corp.	1,100	30,640

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Kawasaki Heavy Industries Ltd.	3,000	7,650
Kawasaki Kisen Kaisha Ltd.	1,000	2,080
Keikyu Corp.	1,000	9,232
Keio Corp.	1,000	7,154
Keisei Electric Railway Co. Ltd.	1,000	6,846
Kintetsu Corp.	4,000	15,081
Kirin Holdings Co. Ltd.	2,000	26,160
Kobe Steel Ltd.	7,000	11,685
Komatsu Ltd.	2,100	45,276
Konami Corp.	200	6,714
Konica Minolta Holdings, Inc.	1,500	10,285
Kubota Corp.	3,000	24,465
Kuraray Co. Ltd.	800	10,910
Kurita Water Industries Ltd.	200	5,607
Kyocera Corp.	300	25,085
Kyowa Hakko Kirin Co. Ltd.	1,000	11,150
Kyushu Electric Power Co., Inc.	900	14,470
Lawson, Inc.	100	5,661
MEIJI Holdings Co. Ltd.	100	4,745
MS&AD Insurance Group Holdings	1,200	26,109
Makita Corp.	300	10,678
Marubeni Corp.	4,000	22,336
Marui Group Co. Ltd.	700	5,346
Mazda Motor Corp.(b)	5,000	10,114
McDonald’s Holdings Co. Japan Ltd.	200	5,334
Medipal Holdings Corp.	500	5,102
Miraca Holdings, Inc.	100	4,395
Mitsubishi Chemical Holdings Corp.	3,000	20,345
Mitsubishi Corp.	3,100	63,115
Mitsubishi Electric Corp.	4,000	35,431
Mitsubishi Estate Co. Ltd.	3,000	48,662
Mitsubishi Gas Chemical Co., Inc.	1,000	6,139
Mitsubishi Heavy Industries Ltd.	6,000	25,306
Mitsubishi Materials Corp.	2,000	4,870
Mitsubishi Motors Corp.(b)	9,000	11,929
Mitsubishi Tanabe Pharma Corp.	600	11,155
Mitsubishi UFJ Financial Group, Inc.	27,600	126,674
Mitsubishi UFJ Lease & Finance Co. Ltd.	130	5,190
Mitsui & Co. Ltd.	3,800	55,044
Mitsui Chemicals, Inc.	3,000	10,034
Mitsui Fudosan Co. Ltd.	2,000	31,594
Mitsui OSK Lines Ltd.	3,000	11,559
Mizuho Financial Group, Inc.	49,400	72,341
Murata Manufacturing Co. Ltd.	400	21,718
NEC Corp.(b)	6,000	12,189
NGK Insulators Ltd.	1,000	15,312
NHK Spring Co. Ltd.	1,000	8,985
NKSJ Holdings, Inc.	800	17,759
NOK Corp.	300	5,427
NSK Ltd.	1,000	7,349
NTN Corp.	1,000	4,690
NTT Data Corp.	4	12,346
NTT DoCoMo, Inc.	32	58,306
Nabtesco Corp.	200	3,780
Namco Bandai Holdings, Inc.	400	5,418
Nidec Corp.	200	16,107
Nikon Corp.	800	18,871
Nintendo Co. Ltd.	200	29,388
Nippon Building Fund, Inc.	1	10,352
Nippon Electric Glass Co. Ltd.	1,000	9,231
Nippon Express Co. Ltd.	3,000	12,796
Nippon Paper Group, Inc.	200	5,325

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Nippon Sheet Glass Co. Ltd.	2,000	4,475
Nippon Steel Corp.	12,000	34,417
Nippon Telegraph & Telephone Corp.	1,000	47,908
Nippon Yusen KK	4,000	10,850
The Nishi-Nippon City Bank Ltd.	2,000	6,223
Nissan Motor Co. Ltd.	5,400	47,779
Nisshin Seifun Group, Inc.	500	6,593
Nisshin Steel Co. Ltd.	3,000	5,445
Nissin Foods Holdings Co. Ltd.	200	8,090
Nitori Holdings Co. Ltd.	150	15,099
Nitto Denko Corp.	400	15,743
Nomura Holdings, Inc.	8,000	29,175
Nomura Real Estate Holdings, Inc.	400	6,125
Nomura Real Estate Office Fund, Inc.	1	6,120
Nomura Research Institute Ltd.	200	4,569
OJI Paper Co. Ltd.	2,000	10,970
ORIX Corp.	230	18,052
Obayashi Corp.	1,000	4,939
Odakyu Electric Railway Co. Ltd.	2,000	19,010
Olympus Corp.	500	15,432
Omron Corp.	500	9,819
Ono Pharmaceutical Co. Ltd.	200	11,933
Oracle Corp. Japan	200	7,097
Oriental Land Co. Ltd/Japan	100	10,669
Osaka Gas Co. Ltd.	4,000	16,618
Otsuka Holdings Co. Ltd.	600	16,438
Panasonic Corp.	4,900	47,360
Rakuten, Inc.	15	17,476
Resona Holdings, Inc.	4,200	20,039
Ricoh Co. Ltd.	2,000	16,763
Rinnai Corp.	100	8,349
Rohm Co. Ltd.	200	10,433
SBI Holdings, Inc. /Japan	63	5,562
SMC Corp. /Japan	100	14,616
Sankyo Co. Ltd.	100	5,411
Santen Pharmaceutical Co. Ltd.	300	12,609
Secom Co. Ltd.	500	24,116
Sega Sammy Holdings, Inc.	600	13,998
Seiko Epson Corp.	300	3,817
Sekisui Chemical Co. Ltd.	1,000	8,407
Sekisui House Ltd.	1,000	9,370
Seven & I Holdings Co. Ltd.	1,600	44,848
Sharp Corp. /Japan	2,000	16,802
Shikoku Electric Power Co., Inc.	400	10,997
Shimadzu Corp.	1,000	8,435
Shimamura Co. Ltd.	100	10,483
Shimano, Inc.	200	10,586
Shimizu Corp.	1,000	4,389
Shin-Etsu Chemical Co. Ltd.	900	44,148
Shinsei Bank Ltd.	5,000	5,705
Shionogi & Co. Ltd.	800	11,836
Shiseido Co. Ltd.	800	15,515
The Shizuoka Bank Ltd.	1,000	10,477
Showa Denko KK	5,000	9,870
Showa Shell Sekiyu KK	800	5,777
Softbank Corp.	1,900	55,594
Sojitz Corp.	2,800	5,115
Sony Corp.	2,300	44,027
Sony Financial Holdings, Inc.	300	4,580
Square Enix Holdings Co. Ltd.	300	5,457
Stanley Electric Co. Ltd.	300	4,533
Sumco Corp.(b)	300	2,802

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Sumitomo Chemical Co. Ltd.	4,000	15,434
Sumitomo Corp.	2,600	32,171
Sumitomo Electric Industries Ltd.	1,700	19,965
Sumitomo Heavy Industries Ltd.	1,000	5,114
Sumitomo Metal Industries Ltd.	8,000	16,581
Sumitomo Metal Mining Co. Ltd.	1,000	13,240
Sumitomo Mitsui Financial Group, Inc.	2,900	81,709
Sumitomo Mitsui Trust Holdings, Inc.	6,000	19,859
Sumitomo Rubber Industries Ltd.	400	5,115
Suruga Bank Ltd.	1,000	9,828
Suzuken Co. Ltd.	200	5,414
Suzuki Motor Corp.	800	17,634
Sysmex Corp.	100	3,598
T&D Holdings, Inc.	1,200	11,306
TDK Corp.	300	10,465
THK Co. Ltd.	200	3,328
TOTO Ltd.	1,000	8,821
Taisei Corp.	2,000	5,506
Taiyo Nippon Sanso Corp.	1,000	6,963
Takashimaya Co. Ltd.	1,000	7,293
Takeda Pharmaceutical Co. Ltd.	1,700	80,628
Teijin Ltd.	3,000	10,785
Terumo Corp.	400	20,818
Tobu Railway Co. Ltd.	3,000	14,131
Toho Co. Ltd/Tokyo	300	5,240
Toho Gas Co. Ltd.	1,000	6,563
Tohoku Electric Power Co., Inc.	1,100	15,240
Tokio Marine Holdings, Inc.	1,500	38,014
The Tokyo Electric Power Co., Inc.(b)	3,300	9,976
Tokyo Electron Ltd.	400	18,144
Tokyo Gas Co. Ltd.	5,000	23,224
Tokyu Corp.	3,000	15,076
Tokyu Land Corp.	1,000	3,594
TonenGeneral Sekiyu KK	1,000	11,578
Toppan Printing Co. Ltd.	1,000	7,283
Toray Industries, Inc.	3,000	21,009
Toshiba Corp.	9,000	36,715
Tosoh Corp.	1,000	3,134
Toyo Seikan Kaisha Ltd.	300	4,540
Toyoda Gosei Co. Ltd.	300	5,764
Toyota Industries Corp.	400	11,666
Toyota Motor Corp.	6,100	209,103
Toyota Tsusho Corp.	300	5,133
Trend Micro, Inc.	200	6,255
Tsumura & Co.	200	6,377
USS Co. Ltd.	70	5,952
Ube Industries Ltd/Japan	2,000	6,647
Unicharm Corp.	300	14,389
Ushio, Inc.	300	4,567
West Japan Railway Co.	400	17,146
Yahoo Japan Corp.	34	10,560
Yakult Honsha Co. Ltd.	200	6,240
Yamada Denki Co. Ltd.	190	13,214
Yamaha Corp.	500	5,491
Yamaha Motor Co. Ltd.(b)	700	9,242
Yamato Holdings Co. Ltd.	800	14,585
Yaskawa Electric Corp.	1,000	7,675

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Yokogawa Electric Corp.(b)	600	5,676

		4,687,504

Malaysia – 0.8%
AMMB Holdings Bhd	5,100	9,189
Axiata Group Bhd	6,700	9,583
British American Tobacco (Malaysia) Bhd	300	4,186
CIMB Group Holdings Bhd	10,900	23,623
DiGi.Com Bhd	500	4,748
Gamuda Bhd	4,000	3,576
Genting Bhd	5,300	14,989
Genting Malaysia Bhd	4,300	4,680
Hong Leong Bank Bhd	1,200	3,816
IJM Corp. Bhd	2,400	3,734
IOI Corp. Bhd	9,500	13,727
Kuala Lumpur Kepong Bhd	1,500	9,856
MISC Bhd	2,100	3,836
Malayan Banking Bhd	7,500	18,690
Maxis Communications Bhd	6,700	11,128
PLUS Expressways Bhd	3,400	4,590
PPB Group Bhd	900	4,664
Parkson Holdings Bhd	3,000	5,337
Petronas Chemicals Group Bhd	5,900	10,181
Petronas Dagangan BHD	1,000	4,999
Petronas Gas Bhd	1,200	4,855
Public Bank Bhd	2,500	9,628
RHB Capital Bhd	1,700	3,710
SP Setia Bhd	4,900	5,971
Sime Darby Bhd	7,600	19,966
Telekom Malaysia Bhd	4,000	5,124
Tenaga Nasional Bhd	7,800	12,558
UMW Holdings Bhd	3,000	6,437
YTL Corp. Bhd	9,800	4,046
YTL Power International Bhd	12,000	6,390

		247,817

Mexico – 1.0%
Alfa SAB de CV	800	8,335
America Movil SAB de CV	91,600	101,121
Arca Continental SAB de CV	1,072	4,475
Cemex SAB de CV(b)	25,900	8,292
Coca-Cola Femsa SAB de CV	500	4,431
Compartamos SAB de CV	2,800	3,881
Fomento Economico Mexicano SAB de CV	4,300	27,955
Grupo Aeroportuario del Pacifico SAB de CV	1,200	4,013
Grupo Bimbo SAB de CV	2,200	4,186
Grupo Carso SAB de CV	1,500	3,487
Grupo Elektra SA de CV	165	12,588
Grupo Financiero Banorte SAB de CV	3,400	10,091
Grupo Financiero Inbursa SA	5,000	8,411
Grupo Mexico SAB de CV	9,000	21,331
Grupo Modelo SAB de CV	1,800	10,304
Grupo Televisa SA	5,300	19,536
Industrias Penoles SAB de CV	300	11,065
Kimberly-Clark de Mexico SAB de CV	800	4,113
Mexichem SAB de CV	1,300	3,951
Minera Frisco SAB de CV(b)	1,100	3,836
Telefonos de Mexico SAB de CV	12,800	9,590

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Wal-Mart de Mexico SAB de CV	13,800	31,802

		316,794

Morocco – 0.0%
Attijariwafa Bank	28	1,265
Douja Promotion Groupe Addoha SA	398	3,831
Maroc Telecom SA	327	5,603

		10,699

Netherlands – 1.7%
ASML Holding NV	968	33,472
Aegon NV(b)	4,263	17,280
Akzo Nobel NV	519	22,902
Corio NV	187	8,616
Delta Lloyd NV	226	3,567
Fugro NV	172	8,674
Heineken Holding NV	269	10,381
Heineken NV	553	24,849
ING Groep NV(b)	8,585	60,557
Koninklijke Ahold NV	2,592	30,482
Koninklijke Boskalis Westminster NV	113	3,476
Koninklijke DSM NV	341	14,826
Koninklijke KPN NV	3,361	44,268
Koninklijke Philips Electronics NV	2,295	41,177
Koninklijke Vopak NV	208	9,941
PostNL NV	618	2,703
QIAGEN NV(b)	643	8,931
Randstad Holding NV	298	9,500
Reed Elsevier NV	1,506	16,561
SBM Offshore NV	485	8,406
STMicroelectronics NV	1,666	10,888
TNT Express NV	504	3,524
Unilever NV	3,508	111,040
Wolters Kluwer NV	732	11,879

		517,900

New Zealand – 0.1%
Auckland International Airport Ltd.	2,774	4,822
Contact Energy Ltd.(b)	1,174	4,878
Fletcher Building Ltd.	1,571	9,188
Sky City Entertainment Group Ltd.	1,881	4,804
Telecom Corp. of New Zealand Ltd.	5,076	10,089

		33,781

Norway – 0.6%
Aker Solutions ASA	264	2,529
DnB NOR ASA	2,192	21,846
Gjensidige Forsikring ASA	426	4,398
Norsk Hydro ASA	2,644	11,992
Orkla ASA	2,017	15,332
Seadrill Ltd.	708	19,552
Statoil ASA	2,452	52,615
Subsea 7 SA(b)	602	11,435
Telenor ASA	1,646	25,387

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Yara International ASA	426	16,252

		181,338

Peru – 0.1%
Compania de Minas Buenaventura SA SP ADR	418	15,775
Credicorp Ltd.	144	13,277
Southern Copper Corp.	433	10,821

		39,873

Philippines – 0.2%
Aboitiz Equity Ventures, Inc.	5,200	4,493
Aboitiz Power Corp.	7,900	5,149
Ayala Corp.	970	6,434
Ayala Land, Inc.	14,200	4,690
Bank of the Philippine Islands	3,800	4,817
Manila Electric Co.	800	4,258
Metropolitan Bank & Trust	3,510	5,298
Philippine Long Distance Telephone Co.	90	4,487
SM Investments Corp.	410	4,866
SM Prime Holdings, Inc.	24,100	6,724

		51,216

Poland – 0.3%
BRE Bank SA(b)	44	3,186
Bank Pekao SA	311	12,510
Getin Holding SA(b)	1,099	2,376
KGHM Polska Miedz SA	387	15,153
PGE SA	1,976	11,528
Polski Koncern Naftowy Orlen S.A.(b)	891	9,707
Polskie Gornictwo Naftowe i Gazownictwo SA	3,298	4,017
Powszechna Kasa Oszczednosci Bank Polski SA	1,568	15,450
Powszechny Zaklad Ubezpieczen SA	152	14,326
Tauron Polska Energia SA	2,098	3,208
Telekomunikacja Polska SA	1,884	9,846

		101,307

Portugal – 0.2%
Banco Comercial Portugues SA(b)	9,042	2,340
Banco Espirito Santo SA	1,434	3,798
EDP - Energias de Portugal SA	4,323	13,315
Galp Energia SGPS SA	501	9,149
Jeronimo Martins SGPS SA	588	9,182
Portugal Telecom SGPS SA	1,511	11,101

		48,885

Russia – 1.4%
Federal Grid Co. Unified Energy System JSC	1,070,000	7,895
Federal Hydrogenerating Co. JSC	306,000	9,889
Gazprom OAO	23,690	113,887
Inter Rao Ues OAO	4,900,000	5,113
Lukoil OAO	1,145	57,949
MMC Norilsk Nickel OJSC	132	28,599
Magnit OJSC	519	9,839
Mechel	199	2,028
Mobile Telesystems OJSC	1,285	15,806
NovaTek OAO	190	21,814
Novolipetsk Steel OJSC	130	2,635
Polymetal JSC(b)	260	4,021

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Rosneft Oil Co.	3,660	21,466
Rostelecom OJSC(b)	3,000	13,849
Sberbank of Russia	18,980	41,184
Severstal OAO	280	2,935
Sistema JSFC	201	2,795
Surgutneftegas OJSC	19,300	15,608
Tatneft	3,200	13,396
Uralkali	3,060	21,050
VTB Bank OJSC	5,980,000	12,349

		424,107

Singapore – 1.1%
Ascendas Real Estate Investment Trust	3,000	4,626
CapitaLand Ltd.	7,000	13,061
CapitaMall Trust	3,000	4,160
CapitaMalls Asia Ltd.	6,000	5,597
City Developments Ltd.	1,000	7,250
ComfortDelGro Corp. Ltd.	4,000	3,972
DBS Group Holdings Ltd.	4,000	35,868
Fraser & Neave Ltd.	3,000	13,169
Genting Singapore Plc(b)	14,000	16,256
Global Logistic Properties Ltd.(b)	3,000	3,762
Golden Agri-Resources Ltd.	20,000	9,255
Hutchison Port Holdings Trust	15,000	10,013
Keppel Corp. Ltd.	3,000	17,593
Keppel Land Ltd.	2,000	3,907
Noble Group Ltd.	10,000	9,977
Olam International Ltd.	2,000	3,408
Oversea-Chinese Banking Corp. Ltd.	5,000	30,816
SembCorp Industries Ltd.	3,000	7,743
SembCorp Marine Ltd.	1,000	2,449
Singapore Airlines Ltd.	1,000	8,658
Singapore Exchange Ltd.	2,000	10,053
Singapore Press Holdings Ltd.	4,000	11,437
Singapore Technologies Engineering Ltd.	5,000	10,643
Singapore Telecommunications Ltd.	17,000	40,979
StarHub Ltd.	3,000	6,560
UOL Group Ltd.	1,000	3,152
United Overseas Bank Ltd.	3,000	38,576
Wilmar International Ltd.	4,000	15,917
Yangzijiang Shipbuilding Holdings Ltd.	4,000	2,671

		351,528

South Africa – 1.7%
ABSA Group Ltd.	688	11,404
African Bank Investments Ltd.	2,181	8,872
African Rainbow Minerals Ltd.	185	3,956
Anglo American Platinum Ltd.	162	11,052
AngloGold Ashanti Ltd.	873	36,194
ArcelorMittal South Africa Ltd.	445	3,256
Aspen Pharmacare Holdings Ltd.(b)	847	9,533
Aveng Ltd.	962	4,098
Barloworld Ltd.	515	3,838
Bidvest Group Ltd.	781	14,380
Discovery Holdings Ltd.	1,000	4,903
Exxaro Resources Ltd.	197	4,129
FirstRand Ltd.	6,518	15,756
The Foschini Group Ltd.	394	4,131
Gold Fields Ltd.	1,677	25,687
Growthpoint Properties Ltd.	4,097	8,991
Harmony Gold Mining Co. Ltd.	889	10,403

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Impala Platinum Holdings Ltd.	1,173	23,702
Imperial Holdings Ltd.	292	3,796
Investec Ltd.	633	3,451
Kumba Iron Ore Ltd.	200	10,501
Life Healthcare Group Holdings Ltd.	2,068	4,943
MMI Holdings Ltd.	2,037	4,284
MTN Group Ltd.	3,722	60,805
Massmart Holdings Ltd.	248	4,245
Naspers Ltd.	866	37,398
Nedbank Group Ltd.	523	8,827
Netcare Ltd.	2,295	3,712
Pretoria Portland Cement Co. Ltd.	1,292	3,707
RMB Holdings Ltd.	1,319	4,122
Redefine Properties Ltd.	4,376	4,329
Remgro Ltd.	1,010	13,812
Sanlam Ltd.	3,922	13,100
Sappi Ltd.(b)	1,004	2,955
Sasol Ltd.	1,217	49,911
Shoprite Holdings Ltd.	897	12,561
The Spar Group Ltd.	382	4,537
Standard Bank Group Ltd/South Africa	2,597	29,712
Steinhoff International Holdings Ltd.(b)	1,556	4,309
Tiger Brands Ltd.	410	10,628
Truworths International Ltd.	1,047	9,101
Vodacom Group Ltd.	841	9,374
Woolworths Holdings Ltd/South Africa	1,168	5,043

		523,448

South Korea – 3.1%
Amorepacific Corp.	7	6,988
BS Financial Group, Inc.(b)	460	5,135
CJ CheilJedang Corp.	20	4,991
Celltrion, Inc.	161	6,034
Cheil Industries, Inc.	106	7,531
DGB Financial Group, Inc.(b)	430	5,092
Daelim Industrial Co. Ltd.	67	5,488
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	280	5,419
Dongbu Insurance Co. Ltd.	120	5,246
Doosan Corp.	43	4,964
Doosan Heavy Industries & Construction Co. Ltd.	114	5,439
Doosan Infracore Co. Ltd.(b)	330	5,126
E-Mart Co. Ltd.(b)	50	12,648
GS Engineering & Construction Corp.	85	7,071
GS Holdings	115	5,613
Hana Financial Group, Inc.	490	14,558
Hankook Tire Co. Ltd.	170	5,844
Hanwha Chem Corp.	230	5,066
Hanwha Corp.	180	5,164
Honam Petrochemical Corp.	31	7,658
Hynix Semiconductor, Inc.	1,150	20,842
Hyundai Department Store Co. Ltd.	35	4,991
Hyundai Engineering & Construction Co. Ltd.	156	8,091
Hyundai Glovis Co. Ltd.	34	5,094
Hyundai Heavy Industries Co. Ltd.	94	22,422
Hyundai Hysco Co. Ltd.	130	5,153
Hyundai Mobis	149	43,193
Hyundai Motor Co.	329	58,927
Hyundai Steel Co.	133	9,958
Hyundai Wia Corp.(b)	39	5,131
Industrial Bank of Korea	450	5,348
KB Financial Group, Inc.	810	27,744

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

KT Corp.	170	5,173
KT&G Corp.	248	15,473
Kangwon Land, Inc.	220	5,098
Kia Motors Corp.	520	31,737
Korea Electric Power Corp.(b)	610	10,900
Korea Exchange Bank	820	4,886
Korea Investment Holdings Co. Ltd.	190	5,564
Korea Kumho Petrochemical	31	4,881
Korea Zinc Co. Ltd.	19	4,701
Korean Air Lines Co. Ltd.	130	4,878
LG Chem Ltd.	106	28,883
LG Corp.	223	11,434
LG Display Co. Ltd.	580	9,748
LG Electronics, Inc.	226	13,218
LG Household & Health Care Ltd.	20	9,049
LG Uplus Corp.	1,010	5,513
Lotte Shopping Co. Ltd.	23	7,849
Mando Corp.	30	4,953
NCSoft Corp.	33	9,440
NHN Corp.(b)	94	18,113
OCI Co. Ltd.	36	6,341
POSCO	147	46,294
S-Oil Corp.	97	8,646
SK C&C Co. Ltd.	37	4,554
SK Holdings Co. Ltd.	61	6,965
SK Innovation Co. Ltd.	133	16,032
SK Telecom Co. Ltd.	49	6,218
Samsung C&T Corp.	280	16,638
Samsung Card Co.	140	5,039
Samsung Electro-Mechanics Co. Ltd.	148	9,272
Samsung Electronics Co. Ltd.	245	171,073
Samsung Engineering Co. Ltd.	65	12,856
Samsung Fire & Marine Insurance Co. Ltd.	78	14,335
Samsung Heavy Industries Co. Ltd.	380	8,951
Samsung Life Insurance Co. Ltd.	111	8,556
Samsung SDI Co. Ltd.	81	7,976
Samsung Securities Co. Ltd.	122	5,385
Samsung Techwin Co. Ltd.	114	5,322
Shinhan Financial Group Co. Ltd.	940	33,513
Shinsegae Co. Ltd.	21	4,902
Woongjin Coway Co. Ltd.	160	5,215
Woori Finance Holdings Co. Ltd.	830	7,222

		970,765

Spain – 2.2%
ACS Actividades de Construccion y Servicios SA	372	13,109
Abertis Infraestructuras SA	915	14,072
Acciona SA	52	4,384
Acerinox SA	293	3,293
Amadeus IT Holding SA	655	10,465
Banco Bilbao Vizcaya Argentaria SA	9,559	79,145
Banco de Sabadell SA	2,642	9,433
Banco Popular Espanol SA	2,265	10,450
Banco Santander SA	18,572	151,843
Bankia SA(b)	1,999	9,813
Criteria Caixacorp SA	1,840	8,061
Distribuidora Internacional de Alimentacion SA(b)	671	2,672
Enagas SA	494	9,079
Ferrovial SA	860	9,804
Gas Natural SDG SA	685	11,648
Grifols SA(b)	265	4,942

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Iberdrola SA	8,590	58,076
Inditex SA	467	39,866
Indra Sistemas SA	256	3,680
International Consolidated Airlines Group SA(b)	1,252	2,947
Mapfre SA	1,431	4,419
Red Electrica Corp. SA	238	10,845
Repsol YPF SA	1,714	45,247
Telefonica SA	9,004	172,560
Zardoya Otis SA	355	4,513

		694,366

Sweden – 1.9%
Alfa Laval AB	779	12,263
Assa Abloy AB Class B	747	15,369
Atlas Copco AB Class A	1,407	24,905
Atlas Copco AB Class B	933	14,607
Boliden AB	852	8,761
Electrolux AB Class B	641	9,427
Getinge AB Class B	463	10,103
Hennes & Mauritz AB Class B	2,244	67,190
Hexagon AB Class B	606	7,880
Holmen AB Class B	166	4,124
Husqvarna AB Class B	807	3,261
Industrivarden AB Class C	327	3,424
Investor AB Class B	983	17,298
Kinnevik Investment AB Class B	506	9,363
Millicom International Cellular SA	160	15,944
Modern Times Group AB Class B	82	3,286
Nordea Bank AB	5,609	45,394
Ratos AB Class B	697	8,002
SKF AB	903	17,014
SSAB AB Class A	367	2,722
Sandvik AB	2,332	26,872
Scania AB Class B	791	11,301
Securitas AB Class B	508	3,695
Skandinaviska Enskilda Banken AB Class A	3,246	17,449
Skanska AB Class B	1,032	14,286
Svenska Cellulosa AB	1,304	15,878
Svenska Handelsbanken AB Class A	1,044	26,566
Swedbank AB	1,694	18,704
Swedish Match AB	457	15,082
Tele2 AB Class B	650	11,773
Telefonaktiebolaget LM Ericsson	6,634	63,700
TeliaSonera AB	4,677	30,835
Volvo AB Class B	3,124	30,689

		587,167

Switzerland – 5.7%
ABB Ltd.(b)	4,901	83,836
Actelion Ltd.(b)	311	10,332
Adecco SA(b)	333	13,125
Aryzta AG	221	9,596
Baloise Holding AG	135	9,887
Cie Financiere Richemont SA	1,159	51,628
Credit Suisse Group AG(b)	2,632	68,856
GAM Holding AG(b)	316	3,955
Geberit AG(b)	90	16,618
Givaudan SA(b)	19	14,818
Glencore International Plc	2,041	12,823
Holcim Ltd.(b)	559	29,665
Julius Baer Group Ltd.(b)	481	16,074

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Kuehne + Nagel International AG	123	13,805
Lindt & Spruengli AG	2	5,818
Lonza Group AG(b)	150	9,038
Nestle SA	7,622	419,612
Novartis AG	5,189	289,866
Pargesa Holding SA	58	3,967
Roche Holding AG	1,563	252,443
SGS SA	12	18,231
Schindler Holding AG	42	4,578
Schindler Holding AG Participation Certificates	118	12,509
Sika AG	6	10,623
Sonova Holding AG(b)	120	10,888
Straumann Holding AG	30	4,726
Sulzer AG	33	3,391
Swiss Life Holding AG(b)	81	8,883
Swiss Re Ltd.(b)	787	36,919
Swisscom AG	51	20,748
Syngenta AG(b)	209	54,312
Synthes, Inc.(c)	141	22,819
The The Swatch Group AG Bearer	63	20,729
The The Swatch Group AG Registered	130	7,748
Transocean Ltd/Switzerland	713	34,377
UBS AG(b)	8,189	93,670
Wolseley Plc	671	16,649
Zurich Financial Services AG(b)	324	67,491

		1,785,053

Taiwan – 2.4%
AU Optronics Corp.	25,000	9,950
Acer, Inc.	8,000	9,708
Advanced Semiconductor Engineering, Inc.	13,574	11,573
Asia Cement Corp.	4,080	4,199
Asustek Computer, Inc.	1,220	9,092
Catcher Technology Co. Ltd.	1,000	5,725
Cathay Financial Holding Co. Ltd.	18,140	20,553
Chang Hwa Commercial Bank	6,540	3,705
Cheng Shin Rubber Industry Co. Ltd.	2,400	4,973
Chimei Innolux Corp.(b)	7,000	2,787
China Airlines Ltd.	7,000	3,430
China Development Financial Holding Corp.	13,128	3,900
China Life Insurance Co. Ltd.	4,380	4,107
China Petrochemical Development Corp.	5,500	5,877
China Steel Corp.	32,550	31,641
Chinatrust Financial Holding Co. Ltd.	24,719	14,469
Chunghwa Telecom Co. Ltd.	9,000	29,807
Compal Electronics, Inc.	13,000	11,821
Delta Electronics, Inc.	5,000	11,712
E Ink Holdings, Inc.	3,000	6,310
E.Sun Financial Holding Co. Ltd.	8,180	4,001
Epistar Corp.	2,000	3,475
Far Eastern Department Stores Co. Ltd.	3,180	4,136
Far Eastern New Century Corp.	10,090	10,293
Far EasTone Telecommunications Co. Ltd.	3,000	4,436
First Financial Holding Co. Ltd.	15,915	10,172
Formosa Chemicals & Fibre Corp.	7,000	17,987
Formosa Petrochemical Corp.	2,000	5,454
Formosa Plastics Corp.	10,000	26,362
Foxconn Technology Co. Ltd.	1,050	3,348
Fubon Financial Holding Co. Ltd.	15,249	15,747
HTC Corp.	1,050	23,055
Hon Hai Precision Industry Co. Ltd.	22,000	49,025

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Hua Nan Financial Holdings Co. Ltd.	7,420	4,419
KGI Securities Co. Ltd.	10,198	3,624
Lite-On Technology Corp.	4,020	3,641
MStar Semiconductor, Inc.	1,100	5,742
Macronix International	8,000	2,813
MediaTek, Inc.	3,000	32,621
Mega Financial Holding Co. Ltd.	20,160	13,844
Nan Ya Plastics Corp.	12,000	25,767
Pegatron Corp.	5,000	4,595
Pou Chen Corp.	6,000	4,308
Powertech Technology, Inc.	1,100	2,339
President Chain Store Corp.	1,000	5,632
Quanta Computer, Inc.	7,000	13,409
Shin Kong Financial Holding Co. Ltd.(b)	12,000	3,515
Siliconware Precision Industries Co.	4,000	3,868
Simplo Technology Co. Ltd.	1,000	6,251
SinoPac Financial Holdings Co. Ltd.	12,516	4,008
Synnex Technology International Corp.	2,000	4,319
Taishin Financial Holding Co. Ltd.	9,630	3,684
Taiwan Cement Corp.	9,000	9,547
Taiwan Cooperative Bank	6,360	3,820
Taiwan Fertilizer Co. Ltd.	2,000	4,843
Taiwan Mobile Co. Ltd.	2,000	4,916
Taiwan Semiconductor Manufacturing Co. Ltd.	56,000	126,043
Tripod Technology Corp.	2,000	5,303
Uni-President Enterprises Corp.	10,240	13,135
Unimicron Technology Corp.	3,000	4,196
United Microelectronics Corp.	39,000	14,382
WPG Holdings Ltd.	3,270	3,760
Wintek Corp.	4,399	3,394
Wistron Corp.	3,149	3,534
Yuanta Financial Holding Co. Ltd.(b)	25,733	12,899
Yulon Motor Co. Ltd.	2,000	3,715

		744,716

Thailand – 0.4%
Advanced Info Service PCL	1,500	6,136
Bangkok Bank PCL Foreign Registered	2,300	10,877
Bangkok Bank PCL NVDR	1,000	4,505
Bank of Ayudhya PCL	7,600	4,890
Banpu PCL	200	3,350
CP ALL PCL	3,600	5,526
Charoen Pokphand Foods PCL	5,400	4,615
IRPC PCL	42,600	4,796
Indorama Ventures PCL	3,300	2,888
Kasikornbank PCL Foreign Registered	3,000	11,390
Kasikornbank PCL NVDR	1,300	4,848
Krung Thai Bank PCL	9,900	4,905
PTT Chemical PCL	1,600	5,096
PTT Exploration & Production PCL	3,500	15,620
PTT PCL	2,100	17,449
Siam Cement PCL	400	3,987
Siam Commercial Bank PCL	3,700	12,515
Thai Oil PCL	2,200	3,559

		126,952

Turkey – 0.3%
Akbank TAS	3,335	13,080
Anadolu Efes Biracilik Ve Malt Sanayii AS	374	4,317
BIM Birlesik Magazalar AS	160	4,404
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,000	3,841

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Eregli Demir ve Celik Fabrikalari TAS	3,744	6,548
Haci Omer Sabanci Holding AS	1,190	4,140
KOC Holding AS	1,204	4,451
Tupras Turkiye Petrol Rafinerileri AS	214	4,388
Turk Telekomunikasyon AS	959	4,118
Turkcell Iletisim Hizmetleri AS(b)	2,264	10,274
Turkiye Garanti Bankasi AS	5,243	20,289
Turkiye Halk Bankasi AS	687	4,903
Turkiye Is Bankasi	4,565	11,727
Turkiye Vakiflar Bankasi Tao	3,170	6,363
Yapi ve Kredi Bankasi AS(b)	2,012	4,442

		107,285

United Kingdom – 14.3%
3i Group Plc	2,785	8,097
AMEC Plc	714	9,009
ARM Holdings Plc	2,931	25,065
Admiral Group Plc	443	8,690
Aggreko Plc	566	14,243
Anglo American Plc	2,947	101,409
Antofagasta Plc	873	12,465
Associated British Foods Plc	814	14,013
AstraZeneca Plc	3,090	137,133
Autonomy Corp. Plc(b)	250	9,891
Aviva Plc	6,468	30,418
BAE Systems Plc	8,002	33,050
BG Group Plc	7,433	142,257
BHP Billiton Plc	4,734	126,464
BP Plc	41,620	249,540
BT Group Plc	17,094	45,818
Babcock International Group Plc	935	9,533
Balfour Beatty Plc	1,040	4,114
Barclays Plc	25,971	63,690
British American Tobacco Plc	4,343	183,385
British Land Co. Plc	1,781	13,119
British Sky Broadcasting Group Plc	2,550	26,263
Bunzl Plc	855	10,189
Burberry Group Plc	940	17,070
Cairn Energy Plc(b)	3,062	13,280
The Capita Group Plc	1,429	15,651
Capital Shopping Centres Group Plc	798	4,046
Carnival Plc	445	13,871
Centrica Plc	11,286	52,024
Cobham Plc	3,274	8,862
Compass Group Plc	4,165	33,602
Diageo Plc	5,516	105,171
Essar Energy Plc(b)	787	3,049
Eurasian Natural Resources Corp. Plc	427	3,784
Experian Plc	2,225	24,977
Fresnillo Plc	426	10,414
GKN Plc	3,553	9,746
G4S Plc	3,391	14,030
GlaxoSmithKline Plc	11,413	235,508
HSBC Holdings Plc	39,019	298,858
Hammerson Plc	1,634	9,566
ICAP Plc	1,460	9,306
ITV Plc(b)	9,918	9,071
Imperial Tobacco Group Plc	2,242	75,662
Inmarsat Plc	1,219	9,283
Intercontinental Hotels Group Plc	682	11,059
International Power Plc	3,295	15,642

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Intertek Group Plc	363	10,440
Invensys Plc	2,360	8,221
Investec Plc	1,508	8,159
J Sainsbury Plc	2,997	12,761
Johnson Matthey Plc	486	11,921
Kazakhmys Plc	622	7,598
Kingfisher Plc	5,416	20,797
Land Securities Group Plc	1,603	15,932
Legal & General Group Plc	12,789	19,101
Lifestyle International Holdings Ltd.	2,000	5,116
Lloyds Banking Group Plc(b)	92,508	49,663
London Stock Exchange Group Plc	338	4,252
Lonmin Plc	221	3,588
Man Group Plc	4,329	11,198
Marks & Spencer Group Plc	3,702	18,027
National Grid Plc	7,654	75,867
Next Plc	395	15,486
Old Mutual Plc	12,238	19,858
Pearson Plc	1,775	31,309
Petrofac Ltd.	588	10,876
Prudential Plc	5,423	46,573
RSA Insurance Group Plc	7,768	13,368
Randgold Resources Ltd.	198	19,233
Reckitt Benckiser Group Plc	1,341	67,946
Reed Elsevier Plc	2,706	20,717
Resolution Ltd.	3,236	12,400
Rexam Plc	1,889	9,084
Rio Tinto Plc	3,125	138,588
Rolls-Royce Holdings Plc(b)	4,171	38,343
Royal Bank of Scotland Group Plc(b)	40,173	14,372
Royal Dutch Shell Plc Class A	8,245	254,746
Royal Dutch Shell Plc Class B	5,587	173,838
SABMiller Plc	2,076	67,738
The Sage Group Plc	3,123	12,386
Schroders Plc	213	4,222
Scottish & Southern Energy Plc	2,027	40,676
Segro Plc	1,011	3,449
Serco Group Plc	1,217	9,628
Severn Trent Plc	540	12,902
Shire Plc	1,252	39,043
Smith & Nephew Plc	2,026	18,225
Smiths Group Plc	967	14,923
Standard Chartered Plc	5,166	103,067
Standard Life Plc	5,160	15,969
TUI Travel Plc	1,403	3,236
Tesco Plc	17,715	103,767
Tullow Oil Plc	1,957	39,579
Unilever Plc	2,817	88,240
United Utilities Group Plc	1,542	14,926
Vedanta Resources Plc	159	2,703
Vodafone Group Plc	112,499	289,941
WM Morrison Supermarkets Plc	4,920	22,183
WPP Plc	2,882	26,695
The Weir Group Plc	460	10,990
Whitbread Plc	421	10,323

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Xstrata Plc	4,638	58,567

		4,464,143

Total Common Stocks – 90.4%		28,256,975

Preferred Stocks
Australia – 0.0%
Wesfarmers Ltd.	309	9,507

		9,507

Brazil – 1.7%
AES Tiete SA	400	4,999
Banco Bradesco SA	4,200	61,897
Banco do Estado do Rio Grande do Sul	400	3,404
Bradespar SA	600	10,559
Brasil Telecom SA	500	2,917
Braskem SA	400	3,102
Centrais Eletricas Brasileiras SA	300	3,427
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	300	9,067
Companhia de Bebidas das Americas	1,600	48,292
Companhia Energetica de Minas Gerais	900	13,273
Companhia Energetica de Sao Paulo	300	4,436
Companhia Paranaense de Energia	200	3,606
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	200	3,027
Gerdau SA	2,200	15,620
Itau Unibanco Holding SA	5,000	77,250
Itausa - Investimentos Itau SA	5,100	25,849
Klabin SA	1,400	3,872
Lojas Americanas SA	500	3,776
Metalurgica Gerdau SA	400	3,566
Petroleo Brasileiro SA	9,200	93,456
TAM SA	300	4,606
Tele Norte Leste Participacoes SA	300	2,840
Telecomunicacoes de Sao Paulo SA	600	15,892
Usinas Siderurgicas de Minas Gerais SA	1,500	8,393
Vale Fertilizantes SA	400	5,174
Vale SA	4,300	89,716

		522,016

Chile – 0.0%
Sociedad Quimica y Minera de Chile SA	210	10,144

		10,144

Colombia – 0.0%
BanColombia SA	790	11,011

		11,011

Germany – 0.3%
Bayerische Motoren Werke AG	80	3,753
Henkel AG & Co. KGaA	312	16,590
Porsche Automobil Holding SE	354	16,861
ProSiebenSat.1 Media AG	190	3,341
RWE AG	103	3,561
Volkswagen AG	314	41,438

		85,544

Italy – 0.1%
Intesa Sanpaolo SpA	2,403	3,133

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Telecom Italia SpA	11,887	11,673

		14,806

Russia – 0.0%
AK Transneft OAO	4	4,016
Sberbank of Russia	1,900	3,193
Surgutneftegas OJSC	10,100	4,330

		11,539

South Korea – 0.1%
Hyundai Motor Co. Preferred 1	92	5,076
Hyundai Motor Co. Preferred 2	89	5,160
Samsung Electronics Co. Ltd.	46	22,296

		32,532

Total Preferred Stocks – 2.2%		697,099

Rights
Malaysia – 0.0%
Hong Leong Bank Bhd(b)	240	115

		115

Spain – 0.0%
Banco Bilbao Vizcaya Argentaria SA(b)	4,908	723
CaixaBank(b)	741	61

		784

Total Rights – 0.0%		899

Total Long-Term Investments (Cost – $34,002,343) – 95.2%		29,760,261

Total Investments (Cost – $34,002,343*) – 95.2%		29,760,261
Other Assets in Excess of Liabilities – 4.8%		1,495,377

Net Assets – 100.0%		$31,255,638

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$34,002,343

Gross unrealized appreciation	$87,252
Gross unrealized depreciation	(4,329,334)

Net unrealized depreciation	$(4,242,082)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	0	[1]	–	–	–	–	$306
iShares MSCI ACWI ex US Index Fund	9,100		(500)	8,600	$301,430	$(3,448)	–
iShares MSCI South Korea Index Fund	10,300		(10,300)	–	–	$(190,199)	–
iShares S&P India Nifty 50 Index Fund	22,544		–	22,544	$503,858	–	–

[1]	Represents net activity.

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

For Master Portfolio compliance purposes, the Master Portfolio‘s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
1	MSCI EAFE Index	New York	December 2011	$67,330	$(612)
2	MSCI Emerging Markets Index	New York	December 2011	84,030	(4)

Total					$(616)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives.)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Exchange-Traded Funds	$805,288	–	–	$805,288
Common Stocks	5,715,011	$22,541,964	–	28,256,975
Preferred Stocks	590,509	106,590	–	697,099
Rights	899	–	–	899

Total	$7,111,707	$22,648,554	–	$29,760,261

[1]	See above Schedule of Investments for values in each industry.

Schedule of Investments (concluded)	ACWI ex-US Index Master Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity Contracts	$(616)	–	–	$(616)

Total	$(616)	–	–	$(616)

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments September 30, 2011 (Unaudited)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Citibank Credit Card Issuance Trust:
Series 2006-A3, Class A3, 5.30%, 3/15/18	$100	$116,618
Series 2008-A1, Class A1, 5.35%, 2/07/20	170	201,393

Total Asset-Backed Securities – 0.3%		318,011

Corporate Bonds
Aerospace & Defense – 0.3%
The Boeing Co.,
6.13%, 2/15/33	100	124,685
General Dynamics Corp.,
3.88%, 7/15/21(a)	50	54,354
Honeywell International, Inc.,
5.30%, 3/01/18	100	117,589

		296,628

Air Freight & Logistics – 0.1%
United Parcel Service, Inc.,
5.13%, 4/01/19	50	60,709

Auto Components – 0.0%
Johnson Controls, Inc.,
1.75%, 3/01/14	50	50,391

Beverages – 0.6%
Anheuser-Busch Cos., Inc.,
6.45%, 9/01/37	100	130,567
Bottling Group, LLC,
4.63%, 11/15/12	100	104,472
The Coca-Cola Co.:
0.75%, 11/15/13	100	99,845
1.80%, 9/01/16(b)	50	50,145
Diageo Capital Plc,
5.20%, 1/30/13	150	158,125
PepsiCo, Inc.,
4.88%, 11/01/40	100	114,579

		657,733

Biotechnology – 0.1%
Amgen, Inc.,
3.45%, 10/01/20	100	103,060

Capital Markets – 1.2%
The Bear Stearns Cos., Inc./JPMorgan Chase & Co.,
5.70%, 11/15/14	200	215,684
Deutsche Bank AG,
5.38%, 10/12/12	100	103,128
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16	50	48,679
5.95%, 1/18/18	300	308,861
6.13%, 2/15/33	100	100,406
Jefferies Group, Inc.,
8.50%, 7/15/19	50	55,609
Morgan Stanley:
5.30%, 3/01/13	150	151,252
5.75%, 10/18/16	225	222,120
Nomura Holdings, Inc.,
5.00%, 3/04/15	50	52,395
State Street Corp.,
2.88%, 3/07/16	100	102,213

		1,360,347

Chemicals – 0.3%
The Dow Chemical Co.,
4.25%, 11/15/20	50	50,269
E.I. du Pont de Nemours & Co.,
6.00%, 7/15/18	125	152,307
Potash Corp. of Saskatchewan, Inc.,
3.25%, 12/01/17	50	52,045
Praxair, Inc.,
4.63%, 3/30/15	100	110,346

		364,967

Commercial Banks – 2.7%
American Express Bank FSB,
5.50%, 4/16/13	250	263,924
BB&T Corp.,
5.25%, 11/01/19	100	108,994
The Bank of New York Mellon Corp.:

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

2.30%, 7/28/16	50	50,368
3.55%, 9/23/21	50	49,842
Bank of Nova Scotia,
2.90%, 3/29/16	100	103,980
Barclays Bank Plc,
5.00%, 9/22/16	175	175,393
Council of Europe Development Bank,
1.50%, 1/15/15	50	50,941
Credit Suisse AG,
5.40%, 1/14/20	100	96,071
Credit Suisse New York,
2.20%, 1/14/14	100	99,111
Eksportfinans Bank ASA,
2.38%, 5/25/16	50	51,685
European Investment Bank:
2.50%, 5/16/16	100	105,734
5.13%, 9/13/16	225	265,414
1.25%, 10/14/16	100	99,718
Fifth Third Bancorp,
3.63%, 1/25/16	50	50,831
HSBC Holdings Plc,
6.80%, 6/01/38	100	99,988
International Bank for Reconstruction & Development:
1.75%, 7/15/13	300	307,331
1.00%, 9/15/16	75	73,760
Korea Development Bank,
3.25%, 3/09/16	100	96,399
Lloyds TSB Bank Plc,
6.38%, 1/21/21	50	49,296
Oesterreichische Kontrollbank AG,
2.00%, 6/03/16	100	102,723
PNC Funding Corp.,
5.63%, 2/01/17(c)	150	162,859
Rabobank Nederland,
5.25%, 5/24/41	25	27,398
Royal Bank of Scotland Group Plc,
5.00%, 10/01/14	75	69,838
Swiss Bank Corp.,
7.00%, 10/15/15	150	163,280
US Bancorp,
4.13%, 5/24/21	50	53,902
Wachovia Bank NA/Wells Fargo & Co.,
6.60%, 1/15/38	50	57,286
Wells Fargo & Co.,
5.63%, 12/11/17	250	282,736
Westpac Banking Corp.,
4.88%, 11/19/19	50	52,377

		3,171,179

Commercial Services & Supplies – 0.1%
Republic Services, Inc.,
5.25%, 11/15/21	50	56,046
Vanderbilt University,
5.25%, 4/01/19	100	116,742

		172,788

Communications Equipment – 0.2%
Cisco Systems, Inc.:
1.63%, 3/14/14	100	101,703
4.95%, 2/15/19	100	113,796

		215,499

Computers & Peripherals – 0.2%
ACE INA Holdings, Inc.,
2.60%, 11/23/15	50	50,572
Dell, Inc.,
5.65%, 4/15/18(a)	75	84,813
Hewlett-Packard Co.,
4.75%, 6/02/14	150	161,157

		296,542

Consumer Finance – 0.1%
Capital One Financial Corp.,
6.75%, 9/15/17	100	113,412
HSBC Finance Corp.,
6.68%, 1/15/21(b)	61	59,952

		173,364

Diversified Financial Services – 2.0%
BNP Paribas SA,
3.25%, 3/11/15	100	97,183
Bank of America Corp.:
4.50%, 4/01/15	50	47,387
7.75%, 8/15/15	250	250,802
Citigroup, Inc.:
5.30%, 10/17/12	100	102,481
6.50%, 8/19/13	150	157,844

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

3.95%, 6/15/16	50	49,881
6.63%, 6/15/32	100	96,660
6.88%, 3/05/38	100	108,573
General Electric Capital Corp.:
2.25%, 11/09/15	100	98,847
5.63%, 5/01/18	300	327,957
4.38%, 9/16/20	50	50,878
Series G, 6.00%, 8/07/19	100	112,564
JPMorgan Chase & Co.:
1.65%, 9/30/13(a)	150	151,073
5.50%, 10/15/40	125	132,137
5.60%, 7/15/41	50	52,230
John Deere Capital Corp.,
3.90%, 7/12/21	50	53,969
Merrill Lynch & Co., Inc.,
6.11%, 1/29/37	100	77,483
Morgan Stanley,
5.50%, 7/28/21(a)	50	46,313
National Rural Utilities Cooperative Finance Corp.,
3.05%, 3/01/16	50	52,315
SLM Corp.,
8.45%, 6/15/18	100	104,017
US Bancorp,
1.38%, 9/13/13	100	100,614

		2,271,208

Diversified Telecommunication Services – 1.1%
AT&T Corp.,
8.00%, 11/15/31	4	5,581
AT&T, Inc.:
5.10%, 9/15/14	300	329,461
5.35%, 9/01/40	113	118,119
Deutsche Telekom International Finance BV,
8.75%, 6/15/30	50	66,690
Embarq Corp.,
7.08%, 6/01/16	100	103,516
France Telecom SA,
4.13%, 9/14/21	50	49,705
Qwest Corp.,
6.75%, 12/01/21	50	48,875
Telecom Italia Capital SA,
5.25%, 11/15/13	150	146,621
Telefonica Emisiones SAU,
5.46%, 2/16/21	50	47,479
Telefonica Europe BV,
8.25%, 9/15/30	50	55,935
Verizon Communications, Inc.,
6.00%, 4/01/41	100	121,547
Verizon Global Funding Corp.,
7.75%, 12/01/30	100	137,451

		1,230,980

Electric Utilities – 1.1%
Alabama Power Co.,
5.50%, 10/15/17	100	118,236
Commonwealth Edison Co.,
5.90%, 3/15/36	50	59,894
Consolidated Edison Co. of New York, Inc.,
6.65%, 4/01/19	100	125,632
Duke Energy Carolinas LLC,
6.05%, 4/15/38	100	128,472
Entergy Corp.,
3.63%, 9/15/15	50	50,048
Florida Power & Light Co./Progress Energy,
5.95%, 2/01/38	50	63,854
Indiana Michigan Power Co.,
6.05%, 3/15/37	100	119,076
Nevada Power Co.,
5.45%, 5/15/41	50	58,641
Progress Energy, Inc.,
4.40%, 1/15/21	100	107,664
Public Service Electric & Gas Co.,
3.50%, 8/15/20	50	51,624
Southern California Edison Co.:
5.00%, 1/15/16	100	113,788
5.50%, 3/15/40	50	62,178
The Toledo Edison Co.,
6.15%, 5/15/37	100	119,772
Virginia Electric & Power Co.,
4.75%, 3/01/13	100	105,171

		1,284,050

Electrical Equipment – 0.1%
Emerson Electric Co.,
5.00%, 4/15/19	100	116,253

Electronic Equipment, Instruments & Components – 0.1%
Tyco Electronics Group SA,
6.55%, 10/01/17	50	58,771

Energy Equipment & Services – 0.3%
Ensco Plc,
3.25%, 3/15/16	100	101,541

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Halliburton Co.,
6.15%, 9/15/19	100	121,110
Transocean, Inc.,
5.25%, 3/15/13(a)	100	104,160

		326,811

Food & Staples Retailing – 0.4%
CVS Caremark Corp.,
6.60%, 3/15/19	100	121,637
The Kroger Co.,
6.15%, 1/15/20	100	120,025
Wal-Mart Stores, Inc.:
1.50%, 10/25/15(a)	100	100,835
3.63%, 7/08/20	150	160,415

		502,912

Food Products – 0.3%
Corn Products International, Inc.,
3.20%, 11/01/15	50	51,253
General Mills, Inc.,
1.55%, 5/16/14	100	100,980
Kraft Foods, Inc.,
6.13%, 8/23/18	150	176,826

		329,059

Gas Utilities – 0.0%
AGL Capital Corp.,
3.50%, 9/15/21	50	49,305

Health Care Equipment & Supplies – 0.2%
Covidien International Finance SA,
6.55%, 10/15/37	25	32,217
Hospira, Inc.,
6.05%, 3/30/17	125	144,166
Medtronic, Inc.,
4.13%, 3/15/21(a)	100	109,813

		286,196

Health Care Providers & Services – 0.4%
Aetna, Inc.,
6.75%, 12/15/37	50	64,000
LG&E & KU Energy LLC,
3.75%, 11/15/20	50	48,390
Medco Health Solutions, Inc.,
2.75%, 9/15/15	50	50,283
Quest Diagnostics, Inc.,
3.20%, 4/01/16	50	51,913
UnitedHealth Group, Inc.,
5.95%, 2/15/41	100	121,436
WellPoint, Inc.,
5.25%, 1/15/16	150	166,966

		502,988

Hotels, Restaurants & Leisure – 0.2%
McDonald’s Corp.,
3.50%, 7/15/20	100	107,036
Yum! Brands, Inc.,
5.30%, 9/15/19	100	112,921

		219,957

Household Durables – 0.1%
Whirlpool Corp.,
8.60%, 5/01/14	100	114,059

Household Products – 0.2%
Energizer Holdings, Inc.,
4.70%, 5/19/21(b)	50	53,480
Kimberly-Clark Corp.,
3.63%, 8/01/20	50	53,697
The Procter & Gamble Co.,
1.80%, 11/15/15(a)	100	102,611

		209,788

Industrial Conglomerates – 0.2%
General Electric Co.,
5.00%, 2/01/13	100	104,733
Tyco International Finance SA,
4.13%, 10/15/14	50	53,155
Waste Management, Inc.,
4.60%, 3/01/21	100	107,272

		265,160

Insurance – 1.0%
AON Corp.,
3.13%, 5/27/16	50	50,014

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

The Allstate Corp.,
5.00%, 8/15/14	100	109,416
American International Group, Inc.:
4.25%, 9/15/14	100	97,254
8.25%, 8/15/18	100	110,845
Berkshire Hathaway Finance Corp.,
5.10%, 7/15/14	100	109,812
Genworth Financial, Inc.,
7.70%, 6/15/20	50	44,067
Hartford Financial Services Group, Inc.,
6.10%, 10/01/41	100	87,100
Lincoln National Corp.,
4.85%, 6/24/21	50	48,201
Marsh & McLennan Cos., Inc.,
4.80%, 7/15/21(a)	50	52,423
MetLife, Inc.,
5.00%, 6/15/15	100	109,552
The Progressive Corp.,
3.75%, 8/23/21(a)	50	51,002
Prudential Financial, Inc.:
3.00%, 5/12/16(a)	50	48,928
5.38%, 6/21/20(a)	100	104,932
Travelers Property Casualty Corp.,
6.38%, 3/15/33	100	116,506

		1,140,052

Internet Software & Services – 0.1%
eBay, Inc.,
3.25%, 10/15/20	50	49,698
Google, Inc.,
3.63%, 5/19/21	25	26,516

		76,214

IT Services – 0.2%
Fiserv, Inc.,
6.80%, 11/20/17	50	58,131
International Business Machines Corp.,
2.00%, 1/05/16	150	152,157
The Western Union Co.,
6.20%, 11/17/36	25	26,484

		236,772

Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc.:
2.05%, 2/21/14	25	25,706
2.25%, 8/15/16	50	50,696

		76,402

Machinery – 0.3%
Caterpillar, Inc.:
5.70%, 8/15/16	100	117,725
3.90%, 5/27/21	50	53,926
Danaher Corp.,
3.90%, 6/23/21	50	53,778
Illinois Tool Works, Inc.,
4.88%, 9/15/41(b)	50	55,670
Ingersoll-Rand Global Holding Co. Ltd.,
6.88%, 8/15/18	50	61,312

		342,411

Media – 1.1%
COX Communications, Inc.,
5.50%, 10/01/15	100	111,531
Cintas Corp. No 2,
4.30%, 6/01/21	25	26,991
Comcast Corp.,
6.45%, 3/15/37	100	115,038
DIRECTV Holdings LLC/DIRECTV Financing Co.:
3.13%, 2/15/16	100	101,744
3.50%, 3/01/16	100	103,182
Discovery Communications LLC,
4.38%, 6/15/21	50	51,663
NBC Universal Media LLC,
4.38%, 4/01/21	100	102,714
News America, Inc.,
6.20%, 12/15/34	100	107,051
TCI Communications, Inc.,
8.75%, 8/01/15	50	60,957
Time Warner Cable, Inc.:
7.50%, 4/01/14	50	56,556
4.13%, 2/15/21(a)	100	99,589
6.75%, 6/15/39	50	57,186
Time Warner, Inc.,
7.70%, 5/01/32	100	126,892

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

The Walt Disney Co.,
3.75%, 6/01/21	100	107,302

		1,228,396

Metals & Mining – 0.6%
Alcoa, Inc.,
5.90%, 2/01/27	100	98,997
ArcelorMittal,
3.75%, 3/01/16(a)	150	137,925
BHP Billiton Finance USA Ltd.,
4.80%, 4/15/13	100	105,458
Barrick North America Finance LLC,
5.70%, 5/30/41	50	53,755
Rio Tinto Finance USA Ltd.:
2.50%, 5/20/16	50	50,550
4.13%, 5/20/21	50	51,428
Teck Resources Ltd.,
4.75%, 1/15/22(a)	50	50,900
Vale Overseas Ltd.,
6.88%, 11/21/36	100	107,860

		656,873

Multi-Utilities – 0.2%
Dominion Resources, Inc.,
4.90%, 8/01/41	50	51,756
Nisource Finance Corp.,
5.95%, 6/15/41	50	54,168
Pacific Gas & Electric Co.,
6.05%, 3/01/34	100	119,353

		225,277

Multiline Retail – 0.1%
Target Corp.,
7.00%, 1/15/38	100	136,944

Office Electronics – 0.1%
Xerox Corp.,
5.63%, 12/15/19	100	107,930

Oil, Gas & Consumable Fuels – 2.3%
Alberta Energy Co. Ltd.,
7.38%, 11/01/31	50	61,097
Anadarko Petroleum Corp.,
6.45%, 9/15/36	100	105,779
Apache Corp.,
6.00%, 1/15/37	100	124,430
BP Capital Markets Plc:
3.63%, 5/08/14	100	104,969
3.20%, 3/11/16	100	104,253
ConocoPhillips,
4.60%, 1/15/15(a)	200	219,095
Devon Energy Corp.,
4.00%, 7/15/21	50	52,101
EOG Resources, Inc.,
2.50%, 2/01/16(a)	50	51,034
Energy Transfer Partners LP,
9.70%, 3/15/19	100	123,794
Enterprise Products Operating LLC,
5.60%, 10/15/14	200	218,900
Kinder Morgan Energy Partners LP,
6.50%, 2/01/37	100	107,138
Marathon Petroleum Corp.,
3.50%, 3/01/16(b)	100	103,098
MidAmerican Energy Holdings Co.,
6.13%, 4/01/36	100	119,777
Nabors Industries, Inc.,
5.00%, 9/15/20	50	50,981
Occidental Petroleum Corp.,
4.10%, 2/01/21	50	54,239
Pemex Project Funding Master Trust,
5.75%, 3/01/18	100	108,250
Petrobras International Finance Co.,
5.75%, 1/20/20	150	155,700
Petrohawk Energy Corp.,
7.88%, 6/01/15	50	53,437
Petroleos Mexicanos,
6.50%, 6/02/41(b)	50	51,750
Sempra Energy,
2.00%, 3/15/14	100	101,032
Shell International Finance BV,
4.38%, 3/25/20	100	112,302
Statoil ASA,
5.10%, 8/17/40	100	116,827
Talisman Energy, Inc.,
3.75%, 2/01/21	50	48,548
Tennessee Gas Pipeline Co.,
7.50%, 4/01/17	100	118,186
TransCanada PipeLines Ltd.,
6.20%, 10/15/37	50	61,803
Valero Energy Corp.,
6.13%, 2/01/20	75	83,223
Weatherford International Ltd.,
5.13%, 9/15/20(a)	50	50,885
The Williams Cos., Inc.,
7.88%, 9/01/21	50	59,276

		2,721,904

Paper & Forest Products – 0.1%
International Paper Co.,
7.95%, 6/15/18	75	86,627

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Pharmaceuticals – 0.8%
Abbott Laboratories:
5.60%, 11/30/17	50	59,421
4.13%, 5/27/20	100	110,691
AstraZeneca Plc,
5.90%, 9/15/17	100	119,476
Eli Lilly & Co.,
5.50%, 3/15/27	50	60,187
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	50	67,028
Johnson & Johnson,
2.15%, 5/15/16	100	103,210
Merck & Co., Inc.,
5.95%, 12/01/28	100	126,620
Pharmacia Corp.,
6.50%, 12/01/18	150	187,432
Sanofi,
1.20%, 9/30/14	50	50,091

		884,156

Real Estate – 0.0%
Simon Property Group LP,
5.25%, 12/01/16	50	54,467

Real Estate Investment Trusts (REITs) – 0.3%
ERP Operating LP,
4.75%, 7/15/20	100	104,164
HCP, Inc.,
6.00%, 1/30/17	100	105,289
Health Care REIT, Inc.,
5.25%, 1/15/22	50	47,414
ProLogis LP,
6.25%, 3/15/17	50	52,320

		309,187

Road & Rail – 0.3%
Burlington Northern Santa Fe LLC,
5.40%, 6/01/41	50	56,435
CSX Corp.,
3.70%, 10/30/20	100	103,127
Norfolk Southern Corp.,
7.70%, 5/15/17	150	188,552

		348,114

Semiconductors & Semiconductor Equipment – 0.1%
Applied Materials, Inc.,
5.85%, 6/15/41	50	55,700
Intel Corp.,
4.80%, 10/01/41	50	53,747
Texas Instruments, Inc.,
1.38%, 5/15/14	50	50,542

		159,989

Software – 0.2%
Microsoft Corp.,
3.00%, 10/01/20	50	51,279
Oracle Corp.,
5.75%, 4/15/18	150	178,715

		229,994

Specialty Retail – 0.1%
Lowe’s Cos., Inc.,
4.63%, 4/15/20(a)	100	110,341
Macy’s Retail Holdings, Inc.,
5.90%, 12/01/16	25	27,438

		137,779

Tobacco – 0.2%
Altria Group, Inc.,
9.25%, 8/06/19	100	131,080
Philip Morris International, Inc.,
4.13%, 5/17/21	50	53,982

		185,062

Water Utilities – 0.0%
United Utilities Plc,
5.38%, 2/01/19	50	53,091

Wireless Telecommunication Services – 0.2%
America Movil SAB de CV,
5.00%, 3/30/20	100	105,600
American Tower Corp.,
5.05%, 9/01/20	25	24,949

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Vodafone Group Plc,
7.88%, 2/15/30	100	142,654

		273,203

Total Corporate Bonds – 21.0%		24,361,548

Foreign Agency Obligations
Asian Development Bank,
2.75%, 5/21/14(a)	200	210,998
Brazilian Government International Bond:
8.00%, 1/15/18	181	213,326
5.63%, 1/07/41	100	107,750
Colombia Government International Bond,
7.38%, 9/18/37	100	130,400
Hydro Quebec,
2.00%, 6/30/16	100	102,056
Inter-American Development Bank,
3.00%, 4/22/14	250	265,156
Israel Government International Bond,
4.63%, 6/15/13	100	104,536
Italian Republic,
6.88%, 9/27/23	100	101,281
KFW:
1.88%, 1/14/13	150	152,552
3.25%, 3/15/13	250	259,733
3.50%, 3/10/14	100	106,816
1.25%, 10/26/15	250	251,483
2.63%, 2/16/16	100	106,356
Mexico Government International Bond:
8.13%, 12/30/19(a)	100	134,000
6.75%, 9/27/34	100	123,000
Ontario Electricity Financial Corp.,
7.45%, 3/31/13	150	164,250
Panama Government International Bond,
5.20%, 1/30/20	100	109,450
Peruvian Government International Bond,
8.75%, 11/21/33	41	58,159
Poland Government International Bond,
6.38%, 7/15/19	100	110,000
Province of Ontario Canada,
2.30%, 5/10/16(a)	100	103,595
Province of Quebec Canada,
5.00%, 3/01/16	100	115,267

Total Foreign Agency Obligations – 2.6%		3,030,164

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities – 2.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4,
5.32%, 12/11/49	600	618,481
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class A2,
5.42%, 5/15/36(d)	500	535,459
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4,
5.44%, 3/10/39	200	207,381
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3,
5.34%, 5/15/47	100	103,261
LB-UBS Commercial Mortgage Trust:
Series 2004-C2, Class A4, 4.37%, 3/15/36	500	524,675
Series 2006-C4, Class AM, 6.09%, 6/15/38(d)	475	463,760

		2,453,017

Total Non-Agency Mortgage-Backed Securities – 2.1%		2,453,017

Preferred Securities

	Shares
Trust Preferred – 0.1%
Diversified Financial Services – 0.1%
JPMorgan Chase Capital XVIII,
6.95%, 8/17/36	75	74,815

Total Preferred Securities – 0.1%		74,815

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Taxable Municipal Bonds
Bay Area Toll Authority,
7.04%, 4/01/41	100	134,135
City of New York, Series G,
5.97%, 3/01/36	100	119,754
Los Angeles Community College District, GO, Unlimited, Build America Bonds,
6.75%, 8/01/49	50	67,021
Massachusetts School Building Authority,
5.72%, 8/15/39	100	123,595
Metropolitan Transportation Authority, RB, Build America Bonds,
6.69%, 11/15/40	50	61,036
New Jersey State Turnpike Authority, RB,
4.25%, 1/01/16	190	199,342
Ohio State Water Development Authority, Water Pollution Control, RB, Build America Bonds,
4.88%, 12/01/34	100	110,229
State of California,
7.55%, 4/01/39	175	214,420
State of Illinois, GO, Unlimited,
5.10%, 6/01/33	100	90,391
State of Texas, GO, Build America Bonds,
5.52%, 4/01/39	100	125,158

Total Taxable Municipal Bonds – 1.1%		1,245,081

U.S. Government Sponsored Agency Securities
Agency Obligations – 5.9%
Fannie Mae:
0.65%, 8/28/14	600	597,919
1.45%, 1/24/14	600	602,054
1.63%, 10/26/15	350	358,922
2.38%, 7/28/15	600	631,277
2.75%, 2/05/14	300	315,694
3.00%, 9/01/16	200	201,992
4.38%, 3/15/13(a)	850	899,027
4.63%, 10/15/13(a)	900	975,597
6.63%, 11/15/30	149	221,447
Federal Home Loan Banks,
5.50%, 7/15/36	100	129,073
Financing Corp.,
8.60%, 9/26/19	200	296,198
Freddie Mac:
4.63%, 10/25/12	990	1,035,653
6.25%, 7/15/32	95	138,036
Tennessee Valley Authority,
6.25%, 12/15/17	400	504,203

		6,907,092

Federal Deposit Insurance Corporation Guaranteed – 0.2%
Citigroup Funding, Inc.,
2.25%, 12/10/12	250	255,459

Mortgage-Backed Securities – 32.4%
Fannie Mae Mortgage Backed Securities:
2.75%, 8/01/41(d)	293	303,255
3.22%, 11/01/40(d)	170	176,220
3.50%, 2/01/26 - 10/01/41(e)	1,477	1,534,696
4.00%, 10/01/25 - 10/01/41(e)	3,568	3,754,492
4.50%, 5/01/24 - 9/01/40	2,987	3,177,812
5.00%, 1/01/19 - 10/01/41(e)	3,288	3,548,465
5.30%, 7/01/39(d)	165	177,122
5.50%, 6/01/25 - 5/01/39	3,132	3,418,702
6.00%, 3/01/34	762	845,822
6.50%, 7/01/32	616	692,735
7.00%, 2/01/32	113	130,357
Freddie Mac Mortgage Backed Securities:
3.26%, 8/01/41(d)	210	218,948
3.67%, 9/01/40(d)	233	245,167
4.00%, 5/01/19 - 1/01/41	1,267	1,331,882
4.50%, 4/01/18 - 10/01/39	3,572	3,790,302
5.00%, 10/01/18 - 8/01/35	2,214	2,383,872

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

5.03%, 7/01/38(d)	358	383,626
5.50%, 4/01/33 - 10/01/41(e)	1,662	1,806,818
6.00%, 10/01/41(e)	1,000	1,095,469
6.50%, 6/01/31	152	172,433
8.00%, 12/01/24	408	477,942
Ginnie Mae Mortgage Backed Securities:
4.00%, 3/15/41 - 10/01/41(e)	1,486	1,590,629
4.50%, 7/15/39 - 6/20/41	2,795	3,038,086
5.00%, 11/15/39 - 10/01/41(e)	1,387	1,528,675
5.50%, 12/15/32	325	361,437
6.00%, 3/15/35 - 10/15/37	274	307,687
6.50%, 9/15/36	453	517,986
7.50%, 12/15/23	486	566,218

		37,576,855

Total U.S. Government Sponsored Agency Securities – 38.5%		44,739,406

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.75%, 5/15/17(a)	500	709,336
8.75%, 5/15/20(a)	500	784,492
8.75%, 8/15/20	400	631,719
6.25%, 8/15/23(a)	450	641,390
7.63%, 2/15/25(a)	195	314,072
6.13%, 11/15/27(a)	480	707,100
6.25%, 5/15/30	100	152,953
5.38%, 2/15/31(a)	350	492,352
4.50%, 2/15/36	101	130,779
3.50%, 2/15/39	100	111,188
4.25%, 5/15/39	25	31,461
4.38%, 11/15/39	300	385,688
4.63%, 2/15/40(a)	730	975,462
4.38%, 5/15/40	250	321,798
3.88%, 8/15/40	360	427,725
4.25%, 11/15/40(a)	678	857,352
4.75%, 2/15/41(a)	200	273,281
4.38%, 5/15/41	530	684,696
3.75%, 8/15/41	350	407,477
U.S. Treasury Notes:
0.38%, 10/31/12	1,400	1,402,898
1.38%, 11/15/12(a)	500	506,602
1.13%, 12/15/12(a)	500	505,508
1.38%, 1/15/13	1,500	1,522,090
1.75%, 4/15/13	400	409,108
0.63%, 4/30/13(a)	1,300	1,307,865
1.38%, 5/15/13	1,250	1,272,212
3.38%, 6/30/13	370	390,061
3.13%, 8/31/13	700	737,816
2.75%, 10/31/13	1,423	1,494,594
4.75%, 5/15/14	775	862,914
0.75%, 6/15/14(a)	350	353,391
0.50%, 8/15/14	1,750	1,754,515
2.38%, 8/31/14(a)	950	1,003,363
2.50%, 4/30/15	790	843,757
1.88%, 6/30/15	1,500	1,569,375
1.75%, 7/31/15	250	260,528
1.25%, 9/30/15(a)	900	919,969
2.00%, 1/31/16	400	420,562
4.50%, 2/15/16	300	347,648
2.13%, 2/29/16(a)	600	634,406
2.00%, 4/30/16	1,179	1,240,167
5.13%, 5/15/16(a)	250	298,418
1.50%, 6/30/16(a)	500	513,790

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

1.50%, 7/31/16	550	564,784
4.63%, 11/15/16	250	295,274
2.75%, 11/30/16	850	924,640
4.63%, 2/15/17	150	177,973
2.50%, 6/30/17	790	849,250
4.75%, 8/15/17	375	451,523
1.88%, 8/31/17	370	384,338
4.25%, 11/15/17	275	324,328
2.75%, 2/28/18	1,050	1,144,254
4.00%, 8/15/18	500	585,937
3.38%, 11/15/19	500	567,031
3.63%, 2/15/20	500	577,188
2.63%, 8/15/20(a)	750	803,262
2.63%, 11/15/20(a)	500	534,688
3.63%, 2/15/21(a)	110	127,076
3.13%, 5/15/21	400	443,968

Total U.S. Treasury Obligations – 33.0%		38,367,392

Total Long-Term Investments (Cost – $107,447,400) – 98.7%		114,589,434

Short-Term Securities	Shares
Money Market Funds – 17.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(c)(f)(g)	18,078,961	18,078,961
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(c)(f)(g)	2,104,377	2,104,377

		20,183,338

Total Short-Term Securities (Cost – $20,183,338) – 17.4%		20,183,338

Total Investments (Cost – $127,630,738*) – 116.1%		134,772,772
Liabilities in Excess of Other Assets – (16.1)%		(18,683,460)

Net Assets – 100.0%		$116,089,312

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$127,751,630

Gross unrealized appreciation	$7,231,395
Gross unrealized depreciation	(210,253)

Net unrealized appreciation	$7,021,142

GO	General Obligations

RB	Revenue Bond

(a)	Security, or a portion of security, is on loan.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Schedule of Investments (continued)	Bond Index Master Portfolio

Affiliate	Shares Held at December 31, 2010	Shares Purchase		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	14,588,515	3,490,446	[1]	–	18,078,961	$18,078,961	$17,707
BlackRock Cash Funds:
Prime, SL Agency Shares	1,952,973	151,404	[1]	–	2,104,377	$2,104,377	$2,364
PNC Funding Corp., 5.63%, 2/01/17	150	–		–	150	$162,859	$6,328

[1]	Represents net shares activity.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Banc of America Securities	$513,672	$8,203
BNP Paribas Securities	$1,095,469	$(10,156)
Credit Suisse Securities	$1,075,625	$(625)
Goldman Sachs & Co.	$540,703	$(117)
JP Morgan Securities	$1,605,157	$(4,609)
Wells Fargo Securities	$1,053,750	$(2,344)

(f)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(g)	Represents the current yield as of report date.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:

Schedule of Investments (concluded)	Bond Index Master Portfolio

Investments:
Long-Term Investments:
Asset-Backed Securities	–	$318,011	–	$318,011
Corporate Bonds	–	24,361,548	–	24,361,548
Foreign Agency Obligations	–	3,030,164	–	3,030,164
Non-Agency Mortgage-Backed Securities	–	2,453,017	–	2,453,017
Preferred Securities	–	74,815	–	74,815
Taxable Municipal Bonds	–	1,245,081	–	1,245,081
U.S. Government Sponsored Agency Securities	–	44,739,406	–	44,739,406
U.S. Treasury Obligations	–	38,367,392	–	38,367,392
Short-Term Securities:
Money Market Funds	$20,183,338	–	–	20,183,338

Total	$20,183,338	$114,589,434	–	$134,772,772

Schedule of Investments September 30, 2011 (Unaudited)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary – 11.6%
Auto Components – 0.2%
The Goodyear Tire & Rubber Co.(a)	44,993	$453,979
Johnson Controls, Inc.	125,399	3,306,772

		3,760,751

Automobiles – 0.4%
Ford Motor Co.(a)(b)	700,326	6,772,153
Harley-Davidson, Inc.	43,828	1,504,615

		8,276,768

Distributors – 0.1%
Genuine Parts Co.(b)	28,812	1,463,650

Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A(a)	22,491	890,868
DeVry, Inc.	11,396	421,196
H&R Block, Inc.	56,960	758,138

		2,070,202

Hotels, Restaurants & Leisure – 2.0%
Carnival Corp.	85,144	2,579,863
Chipotle Mexican Grill, Inc.(a)(b)	5,777	1,750,142
Darden Restaurants, Inc.(b)	24,981	1,067,938
International Game Technology(b)	55,651	808,609
Marriott International, Inc., Class A(b)	51,879	1,413,184
McDonald’s Corp.	190,366	16,717,942
Starbucks Corp.	137,785	5,138,003
Starwood Hotels & Resorts Worldwide, Inc.(b)	35,206	1,366,697
Wyndham Worldwide Corp.(b)	29,938	853,532
Wynn Resorts Ltd.	14,721	1,694,093
Yum! Brands, Inc.	85,580	4,226,796

		37,616,799

Household Durables – 0.3%
D.R. Horton, Inc.	51,682	467,205
Harman International Industries, Inc.(b)	12,788	365,481
Leggett & Platt, Inc.(b)	26,232	519,131
Lennar Corp., Class A(b)	29,431	398,496
Newell Rubbermaid, Inc.	54,155	642,820
Pulte Homes, Inc.(a)	61,435	242,668
Stanley Black & Decker, Inc.	31,180	1,530,938
Whirlpool Corp.(b)	14,246	711,018

		4,877,757

Internet & Catalog Retail – 1.1%
Amazon.com, Inc.(a)	66,947	14,475,950
Expedia, Inc.(b)	35,571	915,954
NetFlix, Inc.(a)	9,670	1,094,257
priceline.com, Inc.(a)	9,170	4,121,548

		20,607,709

Leisure Equipment & Products – 0.1%
Hasbro, Inc.(b)	22,568	735,943

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Mattel, Inc.(b)	62,853	1,627,264

		2,363,207

Media – 3.0%
CBS Corp., Class B(b)	123,807	2,523,187
Cablevision Systems Corp.	41,868	658,584
Comcast Corp., Class A	507,380	10,604,242
DIRECTV, Class A(a)	136,369	5,761,590
Discovery Communications, Inc.(a)	50,218	1,889,201
Gannett Co., Inc.	44,022	419,530
Interpublic Group of Cos., Inc.	88,875	639,900
The McGraw-Hill Cos., Inc.	55,330	2,268,530
News Corp., Class A	421,256	6,516,830
Omnicom Group, Inc.	51,644	1,902,565
Scripps Networks Interactive, Inc., Class A(b)	18,108	673,074
Time Warner Cable, Inc.(b)	60,116	3,767,470
Time Warner, Inc.(b)	192,986	5,783,790
Viacom, Inc., Class B(b)	106,173	4,113,142
The Walt Disney Co.(b)	342,549	10,331,278
The Washington Post Co., Class B(b)	893	291,984

		58,144,897

Multiline Retail – 1.7%
Big Lots, Inc.(a)	12,403	431,996
Family Dollar Stores, Inc.	21,981	1,117,954
J.C. Penney Co., Inc.(b)	26,723	715,642
Kohl’s Corp.(b)	51,681	2,537,537
Macy’s, Inc.	78,980	2,078,754
Nordstrom, Inc.	30,404	1,388,855
Sears Holdings Corp.(a)(b)	7,266	417,940
Target Corp.	124,704	6,115,484
Wal-Mart Stores, Inc.(b)	324,320	16,832,208

		31,636,370

Specialty Retail – 2.0%
Abercrombie & Fitch Co., Class A	16,016	985,945
AutoNation, Inc.(a)(b)	9,390	307,804
AutoZone, Inc.(a)	5,353	1,708,624
Bed Bath & Beyond, Inc.(a)	45,287	2,595,398
Best Buy Co., Inc.(b)	56,263	1,310,928
CarMax, Inc.(a)	41,494	989,632
GameStop Corp., Class A(a)(b)	25,229	582,790
The Gap, Inc.	64,571	1,048,633
The Home Depot, Inc.(b)	288,747	9,491,114
Limited Brands, Inc.(b)	45,400	1,748,354
Lowe’s Cos., Inc.	232,946	4,505,176
O’Reilly Automotive, Inc.(a)(b)	24,925	1,660,753
Ross Stores, Inc.	21,187	1,667,205
The Sherwin-Williams Co.(b)	16,139	1,199,450
Staples, Inc.(b)	130,817	1,739,866
The TJX Cos., Inc.(b)	70,437	3,907,140
Tiffany & Co.	23,417	1,424,222
Urban Outfitters, Inc.(a)	22,250	496,620

		37,369,654

Textiles, Apparel & Luxury Goods – 0.6%
Coach, Inc.	53,469	2,771,298
NIKE, Inc., Class B	70,004	5,986,042
Ralph Lauren Corp.	11,918	1,545,765

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

VF Corp.	15,901	1,932,289

		12,235,394

Total Consumer Discretionary		220,423,158

Consumer Staples – 10.8%
Beverages – 2.8%
Brown-Forman Corp., Class B(b)	18,453	1,294,294
The Coca-Cola Co.(b)	423,340	28,600,850
Coca-Cola Enterprises, Inc.	58,447	1,454,161
Constellation Brands, Inc.(a)	33,487	602,766
Dr Pepper Snapple Group, Inc.	39,743	1,541,234
Fortune Brands Inc.(a)	28,509	1,541,767
Molson Coors Brewing Co., Class B	29,959	1,186,676
PepsiCo, Inc.	291,768	18,060,439

		54,282,187

Food & Staples Retailing – 1.5%
CVS Caremark Corp.	248,256	8,336,436
Costco Wholesale Corp.(b)	80,687	6,626,016
The Kroger Co.	111,504	2,448,628
SUPERVALU, Inc.(b)	38,660	257,476
Safeway, Inc.	63,985	1,064,071
Sysco Corp.(b)	109,159	2,827,218
Walgreen Co.	167,228	5,500,129
Whole Foods Market, Inc.(b)	29,024	1,895,557

		28,955,531

Food Products – 1.8%
Archer Daniels Midland Co.(b)	124,252	3,082,692
Campbell Soup Co.(b)	33,416	1,081,676
ConAgra Foods, Inc.	76,295	1,847,865
Dean Foods Co.(a)	33,635	298,342
General Mills, Inc.(b)	119,133	4,583,047
H.J. Heinz Co.(b)	59,164	2,986,599
The Hershey Co.	28,547	1,691,124
Hormel Foods Corp.(b)	25,625	692,387
The J.M. Smucker Co.	21,129	1,540,093
Kellogg Co.	46,036	2,448,655
Kraft Foods, Inc., Class A	325,560	10,932,305
McCormick & Co., Inc.(b)	24,436	1,127,966
Sara Lee Corp.	108,624	1,776,002
Tyson Foods, Inc., Class A	54,080	938,829

		35,027,582

Household Products – 2.5%
Colgate-Palmolive Co.(b)	89,600	7,945,728
The Clorox Co.(b)	24,377	1,616,926
Kimberly-Clark Corp.(b)	72,217	5,128,129
The Procter & Gamble Co.	506,839	32,022,088

		46,712,871

Personal Products – 0.3%
Avon Products, Inc.(b)	78,962	1,547,655
The Estee Lauder Cos., Inc., Class A	20,929	1,838,404

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Mead Johnson Nutrition Co.	37,570	2,585,943

		5,972,002

Tobacco – 1.9%
Altria Group, Inc.	382,304	10,249,570
Lorillard, Inc.	25,617	2,835,802
Philip Morris International, Inc.	324,040	20,213,615
Reynolds American, Inc.(b)	62,164	2,329,907

		35,628,894

Total Consumer Staples		206,579,067

Energy – 11.5%
Energy Equipment & Services – 1.9%
Baker Hughes, Inc.	80,371	3,709,925
Cameron International Corp.(a)	45,055	1,871,585
Diamond Offshore Drilling, Inc.(b)	12,946	708,664
FMC Technologies, Inc.(a)	44,067	1,656,919
Halliburton Co.	169,486	5,172,713
Helmerich & Payne, Inc.(b)	19,580	794,948
Nabors Industries Ltd.(a)	52,648	645,464
National Oilwell Varco, Inc.	78,075	3,999,002
Noble Corp.(a)	46,752	1,372,171
Rowan Cos., Inc.(a)	23,569	711,548
Schlumberger Ltd.	248,955	14,870,082

		35,513,021

Oil, Gas & Consumable Fuels – 9.6%
Alpha Natural Resources, Inc.(a)	42,073	744,271
Anadarko Petroleum Corp.	91,744	5,784,459
Apache Corp.	70,756	5,677,461
Cabot Oil & Gas Corp.	19,159	1,186,134
Chesapeake Energy Corp.	121,742	3,110,508
Chevron Corp.	369,433	34,179,941
ConocoPhillips	253,332	16,040,982
CONSOL Energy, Inc.	42,045	1,426,587
Denbury Resources, Inc.(a)	74,763	859,774
Devon Energy Corp.(b)	76,955	4,266,385
EOG Resources, Inc.	49,571	3,520,037
El Paso Corp.	142,412	2,489,362
Exxon Mobil Corp.	896,695	65,126,958
Hess Corp.	55,920	2,933,563
Marathon Oil Corp.	131,719	2,842,496
Marathon Petroleum Corp.	65,463	1,771,429
Murphy Oil Corp.	35,532	1,569,093
Newfield Exploration Co.(a)	24,259	962,840
Noble Energy, Inc.	32,443	2,296,964
Occidental Petroleum Corp.	149,828	10,712,702
Peabody Energy Corp.	49,779	1,686,513
Pioneer Natural Resources Co.(b)	21,419	1,408,728
QEP Resources, Inc.	32,444	878,259
Range Resources Corp.	29,788	1,741,406
Southwestern Energy Co.(a)	63,966	2,131,987
Spectra Energy Corp.(b)	120,283	2,950,542
Sunoco, Inc.	22,507	697,942
Tesoro Corp.(a)(b)	26,348	512,996
Valero Energy Corp.	105,765	1,880,502

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

The Williams Cos., Inc.	108,867	2,649,823

		184,040,644

Total Energy		219,553,665

Financials – 13.4%
Capital Markets – 1.9%
Ameriprise Financial, Inc.	43,759	1,722,354
The Bank of New York Mellon Corp.	226,825	4,216,677
BlackRock, Inc.(c)	18,471	2,733,893
The Charles Schwab Corp.(b)	198,445	2,236,475
E*Trade Financial Corp.(a)	47,343	431,295
Federated Investors, Inc., Class B(b)	17,586	308,282
Franklin Resources, Inc.	26,808	2,563,917
The Goldman Sachs Group, Inc.	93,362	8,827,377
Invesco Ltd.	82,569	1,280,645
Janus Capital Group, Inc.	35,433	212,598
Legg Mason, Inc.	24,542	630,975
Morgan Stanley	273,180	3,687,930
Northern Trust Corp.	44,393	1,552,867
State Street Corp.	92,660	2,979,946
T Rowe Price Group, Inc.	47,079	2,248,964

		35,634,195

Commercial Banks – 2.5%
BB&T Corp.	128,953	2,750,568
Comerica, Inc.	36,909	847,800
Fifth Third Bancorp	168,719	1,704,062
First Horizon National Corp.	47,372	282,337
Huntington Bancshares, Inc.	157,213	754,622
KeyCorp	176,708	1,047,878
M&T Bank Corp.	23,078	1,613,152
PNC Financial Services Group, Inc.(b)(c)	97,140	4,681,177
Regions Financial Corp.	232,820	775,291
SunTrust Banks, Inc.	98,540	1,768,793
U.S. Bancorp(b)	354,106	8,335,655
Wells Fargo & Co.	973,439	23,479,349
Zions BanCorp.	33,890	476,832

		48,517,516

Consumer Finance – 0.8%
American Express Co.	191,713	8,607,914
Capital One Financial Corp.(b)	84,860	3,363,002
Discover Financial Services	100,297	2,300,813
SLM Corp.	95,571	1,189,859

		15,461,588

Diversified Financial Services – 2.9%
Bank of America Corp.(b)	1,868,219	11,433,500
CME Group, Inc.	12,329	3,037,866
Citigroup, Inc.	537,928	13,781,715
IntercontinentalExchange, Inc.(a)	13,601	1,608,454
JPMorgan Chase & Co.	719,275	21,664,563
Leucadia National Corp.(b)	36,339	824,168
Moody’s Corp.(b)	36,997	1,126,559
The NASDAQ OMX Group, Inc.(a)	23,928	553,694

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

NYSE Euronext	48,541	1,128,093

		55,158,612

Insurance – 3.6%
ACE Ltd.	62,350	3,778,410
Aon Corp.	60,009	2,519,178
Aflac, Inc.	85,980	3,005,001
The Allstate Corp.(b)	94,861	2,247,257
American International Group, Inc.(a)	80,923	1,776,260
Assurant, Inc.	17,134	613,397
Berkshire Hathaway, Inc., Class B(a)	324,231	23,033,370
Chubb Corp.(b)	52,890	3,172,871
Cincinnati Financial Corp.(b)	30,273	797,088
Genworth Financial, Inc., Class A(a)	91,567	525,595
Hartford Financial Services Group, Inc.	81,711	1,318,815
Lincoln National Corp.	56,312	880,157
Loews Corp.	57,636	1,991,324
Marsh & McLennan Cos., Inc.	99,528	2,641,473
MetLife, Inc.(b)	194,925	5,459,849
Principal Financial Group, Inc.	57,404	1,301,349
The Progressive Corp.	118,319	2,101,345
Prudential Financial, Inc.	89,701	4,203,389
Torchmark Corp.	19,648	684,929
The Travelers Cos., Inc.	77,407	3,772,043
Unum Group	56,280	1,179,629
XL Group Plc	60,355	1,134,674

		68,137,403

Real Estate Investment Trusts (REITs) – 1.6%
Apartment Investment & Management Co.	22,349	494,360
AvalonBay Communities, Inc.	17,313	1,974,548
Boston Properties, Inc.	27,052	2,410,333
Equity Residential(b)	54,610	2,832,621
HCP, Inc.	75,210	2,636,863
Health Care REIT, Inc.	32,702	1,530,454
Host Hotels & Resorts, Inc.	129,895	1,421,051
Kimco Realty Corp.	74,849	1,124,980
Plum Creek Timber Co., Inc.(b)	29,733	1,032,032
ProLogis, Inc.	84,501	2,049,149
Public Storage	26,090	2,905,122
Simon Property Group, Inc.	54,106	5,950,578
Ventas, Inc.	53,253	2,630,698
Vornado Realty Trust	33,965	2,534,468

		31,527,257

Real Estate Management & Development – 0.0%
CBRE GROUP, Inc. COMMON STOCK USD.01	59,703	803,602

Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.(b)	97,596	552,393
People’s United Financial, Inc.(b)	68,692	783,089

		1,335,482

Total Financials		256,575,655

Health Care – 12.0%
Biotechnology – 1.3%
Amgen, Inc.	170,219	9,353,534
Biogen Idec, Inc.(a)	44,687	4,162,594
Celgene Corp.(a)	84,437	5,228,339

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Cephalon, Inc.(a)	14,467	1,167,487
Gilead Sciences, Inc.(a)	142,506	5,529,233

		25,441,187

Health Care Equipment & Supplies – 2.0%
Baxter International, Inc.(b)	104,840	5,885,717
Becton Dickinson & Co.(b)	40,215	2,948,564
Boston Scientific Corp.(a)	283,495	1,675,455
C.R. Bard, Inc.	15,937	1,395,125
CareFusion Corp.(a)	40,844	978,214
Covidien Plc	91,125	4,018,612
DENTSPLY International, Inc.(b)	25,790	791,495
Edwards Lifesciences Corp.(a)	21,263	1,515,627
Hospira, Inc.(a)	30,150	1,115,550
Intuitive Surgical, Inc.(a)	7,224	2,631,559
Medtronic, Inc.	195,010	6,482,132
St. Jude Medical, Inc.	60,919	2,204,659
Stryker Corp.	60,661	2,858,953
Varian Medical Systems, Inc.(a)	21,629	1,128,169
Zimmer Holdings, Inc.(a)	35,280	1,887,480

		37,517,311

Health Care Providers & Services – 2.1%
Aetna, Inc.	69,009	2,508,477
AmerisourceBergen Corp.(b)	49,396	1,840,989
CIGNA Corp.	49,750	2,086,515
Cardinal Health, Inc.(b)	63,782	2,671,190
Coventry Health Care, Inc.(a)	27,312	786,859
DaVita, Inc.(a)	17,087	1,070,842
Express Scripts, Inc.(a)	90,209	3,344,048
Humana, Inc.	30,635	2,228,084
Laboratory Corp. of America Holdings(a)	18,787	1,485,113
McKesson Corp.(b)	45,549	3,311,412
Medco Health Solutions, Inc.(a)	71,289	3,342,741
Patterson Cos., Inc.(b)	17,321	495,900
Quest Diagnostics, Inc.(b)	29,219	1,442,250
Tenet Healthcare Corp.(a)	85,102	351,471
UnitedHealth Group, Inc.	198,644	9,161,461
WellPoint, Inc.	66,654	4,351,173

		40,478,525

Health Care Technology – 0.1%
Cerner Corp.(a)	26,818	1,837,569

Life Sciences Tools & Services – 0.4%
Life Technologies Corp.(a)	33,526	1,288,404
PerkinElmer, Inc.(b)	20,792	399,414
Thermo Fisher Scientific, Inc.(a)	70,454	3,567,791
Waters Corp.(a)	16,920	1,277,291

		6,532,900

Pharmaceuticals – 6.1%
Abbott Laboratories(b)	286,956	14,674,930
Allergan, Inc.	56,659	4,667,568
Bristol-Myers Squibb Co.	314,397	9,865,778
Eli Lilly & Co.	187,785	6,942,411
Forest Laboratories, Inc.(a)	50,930	1,568,135
Johnson & Johnson	505,255	32,189,796
Merck & Co., Inc.	567,976	18,578,495
Mylan, Inc.(a)	79,098	1,344,666
Pfizer, Inc.	1,439,228	25,445,551

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Watson Pharmaceuticals, Inc.(a)	23,246	1,586,540

		116,863,870

Total Health Care		228,671,362

Industrials – 10.2%
Aerospace & Defense – 2.6%
The Boeing Co.(b)	136,597	8,265,484
General Dynamics Corp.	66,874	3,804,462
Goodrich Corp.	22,950	2,769,606
Honeywell International, Inc.(b)	144,058	6,325,587
ITT Corp.	34,209	1,436,778
L-3 Communications Holdings, Inc.	19,281	1,194,844
Lockheed Martin Corp.(b)	50,883	3,696,141
Northrop Grumman Corp.(b)	51,121	2,666,471
Precision Castparts Corp.(b)	26,568	4,130,261
Raytheon Co.	64,963	2,655,038
Rockwell Collins, Inc.(b)	28,495	1,503,396
United Technologies Corp.(b)	167,699	11,799,302

		50,247,370

Air Freight & Logistics – 1.0%
C.H. Robinson Worldwide, Inc.(b)	30,356	2,078,475
Expeditors International of Washington, Inc.(b)	38,973	1,580,355
FedEx Corp.(b)	58,411	3,953,257
United Parcel Service, Inc., Class B	180,704	11,411,458

		19,023,545

Airlines – 0.1%
Southwest Airlines Co.(b)	147,830	1,188,553

Building Products – 0.0%
Masco Corp.(b)	66,353	472,433

Commercial Services & Supplies – 0.5%
Avery Dennison Corp.(b)	19,906	499,243
Cintas Corp.(b)	20,745	583,764
Iron Mountain, Inc.(b)	37,351	1,181,039
Pitney Bowes, Inc.(b)	36,777	691,408
R.R. Donnelley & Sons Co.(b)	34,697	489,922
Republic Services, Inc.(b)	58,891	1,652,481
Stericycle, Inc.(a)(b)	15,995	1,291,116
Waste Management, Inc.(b)	87,184	2,838,711

		9,227,684

Construction & Engineering – 0.1%
Fluor Corp.(b)	31,886	1,484,293
Jacobs Engineering Group, Inc.(a)	23,616	762,561
Quanta Services, Inc.(a)	38,597	725,238

		2,972,092

Electrical Equipment – 0.5%
Emerson Electric Co.	137,542	5,681,860
First Solar, Inc.(a)(b)	10,782	681,530
Rockwell Automation, Inc.	26,238	1,469,328

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Roper Industries, Inc.(b)	17,613	1,213,712

		9,046,430

Industrial Conglomerates – 2.3%
3M Co.(b)	130,847	9,393,506
General Electric Co.	1,954,437	29,785,620
Textron, Inc.	50,550	891,702
Tyco International Ltd.	85,387	3,479,520

		43,550,348

Machinery – 2.0%
Caterpillar, Inc.	119,090	8,793,606
Cummins, Inc.(b)	35,797	2,923,183
Danaher Corp.(b)	104,844	4,397,157
Deere & Co.(b)	76,455	4,936,699
Dover Corp.	34,277	1,597,308
Eaton Corp.	62,731	2,226,951
Flowserve Corp.(b)	10,205	755,170
Illinois Tool Works, Inc.(b)	90,837	3,778,819
Ingersoll-Rand Plc	60,847	1,709,192
Joy Global, Inc.	19,490	1,215,786
PACCAR, Inc.(b)	67,194	2,272,501
Pall Corp.(b)	21,627	916,985
Parker Hannifin Corp.	28,736	1,814,104
Snap-on, Inc.	10,749	477,256

		37,814,717

Professional Services – 0.1%
Dun & Bradstreet Corp.(b)	9,200	563,592
Equifax, Inc.	22,727	698,628
Monster Worldwide, Inc.(a)	23,375	167,832
Robert Half International, Inc.(b)	26,259	557,216

		1,987,268

Road & Rail – 0.8%
CSX Corp.	201,483	3,761,688
Norfolk Southern Corp.	64,274	3,921,999
Ryder System, Inc.(b)	9,403	352,707
Union Pacific Corp.	89,890	7,341,316

		15,377,710

Trading Companies & Distributors – 0.2%
Fastenal Co.(b)	54,690	1,820,083
W.W. Grainger, Inc.(b)	11,190	1,673,353

		3,493,436

Total Industrials		194,401,586

Information Technology – 19.4%
Communications Equipment – 2.0%
Cisco Systems, Inc.(b)	1,013,995	15,706,783
F5 Networks, Inc.(a)	14,879	1,057,153
Harris Corp.(b)	22,414	765,886
JDS Uniphase Corp.(a)(b)	42,587	424,592
Juniper Networks, Inc.(a)	98,018	1,691,791
Motorola Mobility Holdings, Inc.(a)	48,495	1,832,141
Motorola Solutions, Inc.	55,913	2,342,755
QUALCOMM, Inc.	309,670	15,059,252

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Tellabs, Inc.	68,814	295,212

		39,175,565

Computers & Peripherals – 6.9%
Apple, Inc.(a)	170,943	65,160,053
Dell, Inc.(a)	286,624	4,055,730
EMC Corp.(a)(b)	380,605	7,988,899
Hewlett-Packard Co.	382,310	8,582,860
International Business Machines Corp.(b)	220,280	38,555,608
Lexmark International, Inc., Class A(a)(b)	14,923	403,369
NetApp, Inc.(a)	68,179	2,313,995
SanDisk Corp.(a)	44,306	1,787,747
Teradata Corp.(a)	30,863	1,652,096
Western Digital Corp.(a)	42,952	1,104,725

		131,605,082

Electronic Equipment, Instruments & Components – 0.5%
Agilent Technologies, Inc.(a)	63,995	1,999,844
Amphenol Corp., Class A(b)	31,554	1,286,456
Corning, Inc.	290,040	3,584,894
FLIR Systems, Inc.	29,723	744,561
Jabil Circuit, Inc.(b)	34,172	607,920
Molex, Inc.(b)	25,232	513,976

		8,737,651

Internet Software & Services – 1.8%
Akamai Technologies, Inc.(a)	34,100	677,908
eBay, Inc.(a)	211,382	6,233,655
Google, Inc., Class A(a)	46,434	23,884,721
VeriSign, Inc.	30,341	868,056
Yahoo!, Inc.(a)	233,506	3,072,939

		34,737,279

IT Services – 1.9%
Accenture Plc, Class A	118,636	6,249,745
Automatic Data Processing, Inc.	90,496	4,266,886
Cognizant Technology Solutions Corp., Class A(a)	55,930	3,506,811
Computer Sciences Corp.(b)	28,425	763,211
Fidelity National Information Services, Inc.	46,091	1,120,933
Fiserv, Inc.(a)	25,915	1,315,705
MasterCard, Inc., Class A	19,670	6,238,537
Paychex, Inc.(b)	59,063	1,557,491
SAIC, Inc.(a)	50,157	592,354
Total System Services, Inc.	29,752	503,701
Visa, Inc., Class A(b)	94,284	8,082,025
The Western Union Co.(b)	116,219	1,776,989

		35,974,388

Office Electronics – 0.1%
Xerox Corp.	257,642	1,795,765

Semiconductors & Semiconductor Equipment – 2.3%
Advanced Micro Devices, Inc.(a)	106,290	539,953
Altera Corp.	59,740	1,883,602
Analog Devices, Inc.	54,999	1,718,719
Applied Materials, Inc.	242,358	2,508,405
Broadcom Corp., Class A(a)	88,683	2,952,257
Intel Corp.(b)	968,739	20,663,203
KLA-Tencor Corp.(b)	30,780	1,178,258
LSI Corp.(a)	107,133	554,949

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Linear Technology Corp.	41,774	1,155,051
MEMC Electronic Materials, Inc.(a)	43,740	229,198
Microchip Technology, Inc.(b)	35,224	1,095,819
Micron Technology, Inc.(a)	184,630	930,535
NVIDIA Corp.(a)	111,255	1,390,687
Novellus Systems, Inc.(a)	13,172	359,069
Teradyne, Inc.(a)(b)	33,754	371,632
Texas Instruments, Inc.	212,672	5,667,709
Xilinx, Inc.(b)	48,659	1,335,203

		44,534,249

Software – 3.9%
Adobe Systems, Inc.(a)	91,454	2,210,443
Autodesk, Inc.(a)	42,382	1,177,372
BMC Software, Inc.(a)	32,125	1,238,740
CA, Inc.	70,058	1,359,826
Citrix Systems, Inc.(a)	34,568	1,884,993
Compuware Corp.(a)	41,170	315,362
Electronic Arts, Inc.(a)	61,650	1,260,742
Intuit, Inc.(a)	55,980	2,655,691
Microsoft Corp.	1,374,847	34,219,942
Oracle Corp.(b)	728,442	20,935,423
Red Hat, Inc.(a)	35,760	1,511,218
Salesforce.com, Inc.(a)(b)	24,958	2,852,200
Symantec Corp.(a)	137,659	2,243,842

		73,865,794

Total Information Technology		370,425,773

Materials – 3.4%
Chemicals – 2.1%
Air Products & Chemicals, Inc.(b)	39,256	2,997,981
Airgas, Inc.(b)	12,395	791,049
CF Industries Holdings, Inc.	13,249	1,634,794
The Dow Chemical Co.(b)	217,679	4,889,070
E.I. du Pont de Nemours & Co.(b)	171,871	6,869,684
Eastman Chemical Co.(b)	13,027	892,740
Ecolab, Inc.(b)	42,955	2,100,070
FMC Corp.(b)	13,141	908,832
International Flavors & Fragrances, Inc.(b)	14,931	839,421
Monsanto Co.	98,514	5,914,780
The Mosaic Co.	51,103	2,502,514
PPG Industries, Inc.	29,079	2,054,722
Praxair, Inc.(b)	55,616	5,198,984
Sigma-Aldrich Corp.(b)	22,561	1,394,044

		38,988,685

Construction Materials – 0.1%
Vulcan Materials Co.(b)	24,062	663,149

Containers & Packaging – 0.1%
Ball Corp.	30,450	944,559
Bemis Co., Inc.(b)	19,099	559,792
Owens-Illinois, Inc.(a)	30,316	458,378
Sealed Air Corp.	29,357	490,262

		2,452,991

Metals & Mining – 0.9%
AK Steel Holding Corp.(b)	20,937	136,928
Alcoa, Inc.(b)	195,576	1,871,662

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Allegheny Technologies, Inc.	19,650	726,853
Cliffs Natural Resources, Inc.(b)	26,879	1,375,398
Freeport-McMoRan Copper & Gold, Inc.	174,699	5,319,585
Newmont Mining Corp.	91,068	5,728,177
Nucor Corp.(b)	58,103	1,838,379
Titanium Metals Corp.	14,763	221,150
United States Steel Corp.(b)	26,273	578,269

		17,796,401

Paper & Forest Products – 0.2%
International Paper Co.(b)	80,390	1,869,067
MeadWestvaco Corp.	31,371	770,472
Weyerhaeuser Co.(b)	98,849	1,537,102

		4,176,641

Total Materials		64,077,867

Telecommunication Services – 3.3%
Diversified Telecommunication Services – 3.0%
AT&T, Inc.	1,092,607	31,161,152
CenturyLink, Inc.	113,566	3,761,306
Frontier Communications Corp.(b)	183,688	1,122,334
Verizon Communications, Inc.(b)	521,848	19,204,006
Windstream Corp.(b)	94,343	1,100,039

		56,348,837

Wireless Telecommunication Services – 0.3%
American Tower Corp., Class A(a)	72,912	3,922,666
MetroPCS Communications, Inc.(a)	53,717	467,875
Sprint Nextel Corp.(a)	549,424	1,670,249

		6,060,790

Total Telecommunication Services		62,409,627

Utilities – 4.0%
Electric Utilities – 2.1%
American Electric Power Co., Inc.	89,106	3,387,810
Duke Energy Corp.	245,773	4,913,002
Edison International	59,909	2,291,519
Entergy Corp.	32,720	2,169,009
Exelon Corp.	122,229	5,208,178
FirstEnergy Corp.	77,338	3,473,250
NextEra Energy, Inc.	77,938	4,210,211
Northeast Utilities	32,338	1,088,174
PPL Corp.(b)	106,818	3,048,586
Pepco Holdings, Inc.(b)	41,713	789,210
Pinnacle West Capital Corp.	20,212	867,903
Progress Energy, Inc.(b)	54,152	2,800,741
Southern Co.	158,062	6,697,087

		40,944,680

Gas Utilities – 0.2%
EQT Corp.(b)	27,603	1,472,896
Nicor, Inc.	8,217	452,017

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Oneok, Inc.	19,238	1,270,478

		3,195,391

Independent Power Producers & Energy Traders – 0.2%
The AES Corp.(a)	120,643	1,177,475
Constellation Energy Group, Inc.	37,251	1,417,773
NRG Energy, Inc.(a)	44,870	951,693

		3,546,941

Multi-Utilities – 1.5%
Ameren Corp.	44,259	1,317,590
CMS Energy Corp.	46,873	927,617
Centerpoint Energy, Inc.	78,571	1,541,563
Consolidated Edison, Inc.(b)	54,144	3,087,291
DTE Energy Co.	31,353	1,536,924
Dominion Resources, Inc.(b)	105,165	5,339,227
Integrys Energy Group, Inc.(b)	14,430	701,587
NiSource, Inc.(b)	51,932	1,110,306
PG&E Corp.	74,084	3,134,494
Public Service Enterprise Group, Inc.(b)	93,010	3,103,744
SCANA Corp.(b)	21,118	854,223
Sempra Energy(b)	44,028	2,267,442
TECO Energy, Inc.(b)	39,765	681,174
Wisconsin Energy Corp.(b)	43,113	1,349,006
Xcel Energy, Inc.(b)	88,993	2,197,237

		29,149,425

Total Utilities		76,836,437

Total Long-Term Investments (Cost – $1,774,173,907) – 99.6%		1,899,954,197

Short-Term Securities
Money Market Funds – 14.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(c)(d)(e)	228,807,011	228,807,011
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(c)(d)(e)	42,386,297	42,386,297

		271,193,308

	Par (000)
U.S. Treasury Obligations – 0.1%
U.S. Treasury Bill,
0.01%, 12/22/11(f)(g)	$1,550	1,549,949

Total Short-Term Securities (Cost – $272,743,308) – 14.3%		272,743,257

Total Investments (Cost – $2,046,917,215*) – 113.9%		2,172,697,454
Liabilities in Excess of Other Assets – (13.9)%		(264,471,828)

Net Assets – 100.0%		$1,908,225,626

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,112,499,976

Gross unrealized appreciation	$425,465,057
Gross unrealized depreciation	(365,267,579)

Net unrealized appreciation	$60,197,478

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Loss	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	350,818,795	–	(122,011,784)[1]	228,807,011	$228,807,011	–	$458,126
BlackRock Cash Funds: Prime, SL Agency Shares	53,051,433	–	(10,665,136)[1]	42,386,297	$42,386,297	–	$80,107
BlackRock Inc.	–	18,917	(446)	18,471	$2,733,893	$(3,543)	$49,251
PNC Financial Services Group, Inc.	98,114	2,512	(3,486)	97,140	$4,681,177	$(59,106)	$78,888

[1]	Represents net activity.

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	Rate shown is the yield to maturity as of the date of purchase.

(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
142	S&P 500 Index	Chicago	December 2011	$7,994,600	$(377,112)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Schedule of Investments (concluded)	S&P 500 Stock Master Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$1,899,954,197	–	–	$1,899,954,197
Short-Term Securities:
Money Market Funds	271,193,308	–	–	271,193,308
U.S. Government Obligations	–	$1,549,949	–	1,549,949

Total	$2,171,147,505	$1,549,949	–	$2,172,697,454

Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity Contracts	$(377,112)	–	–	$(377,112)

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments September 30, 2011 (Unaudited)	LifePath Retirement Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 79.9%
Active Stock Master Portfolio		$272,740,775
ACWI ex-US Index Master Portfolio		4,000,000
CoreAlpha Bond Master Portfolio		723,365,160
Master Small Cap Index Series		55,049,474

Total Master Portfolios		1,055,155,409

Exchange-Traded Funds – 20.8%
iShares Barclays TIPS Bond Fund(a)	1,068,606	122,141,666
iShares Cohen & Steers Realty Majors Index Fund(a)	54,514	3,344,979
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	184,230	4,603,908
iShares MSCI Canada Index Fund(a)(b)	464,434	11,838,423
iShares MSCI EAFE Index Fund(a)(b)	1,859,856	88,808,124
iShares MSCI EAFE Small Cap Index Fund(a)(b)	328,476	11,476,952
iShares MSCI Emerging Markets Index Fund(a)(b)	908,960	31,877,227

Total Exchange-Traded Funds (Cost – $262,785,150*)		274,091,279

Money Market Funds – 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	97,302,637	97,302,637
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(a)(c)(d)	18,017,724	18,017,724

Total Money Market Funds (Cost – $115,320,361*)		115,320,361

Total Affiliated Investment Companies – 109.5%		1,444,567,049
Liabilities in Excess of Other Assets – (9.5)%		(124,931,947)

Net Assets – 100.0%		$1,319,635,102

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$380,429,763

Gross unrealized appreciation	$15,406,459
Gross unrealized depreciation	(6,424,582)

Net unrealized appreciation	$8,981,877

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Schedule of Investments (continued)	LifePath Retirement Master Portfolio

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	75,437,346	21,865,291	[1]	–	97,302,637	$97,302,637	–	$197,101
BlackRock Cash Funds: Prime, SL Agency Shares	11,685,473	6,332,251	[1]	–	18,017,724	$18,017,724	–	$36,484
iShares Barlcays TIPS Bond Fund	1,104,097	46,057		(81,548)	1,068,606	$122,141,666	$570,578	$4,553,188
iShares Cohen & Steers Realty Majors Index Fund	71,293	7,507		(24,286)	54,514	$3,344,979	$442,907	$102,327
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	211,940	43,962		(71,672)	184,230	$4,603,908	$551,719	$255,601
iShares MSCI Canada Index Fund	402,132	67,293		(4,991)	464,434	$11,838,423	$(7,114)	$83,522
iShares MSCI EAFE Index Fund	1,493,685	401,966		(35,795)	1,859,856	$88,808,124	$240,398	$1,784,499
iShares MSCI EAFE Small Cap Index Fund	273,404	55,072		–	328,476	$11,476,952	–	$160,959
iShares MSCI Emerging Markets Index Fund	740,724	168,236		–	908,960	$31,877,227	–	$357,287
iShares S&P MidCap 400 Index Fund	761,894	–		(761,894)	–	–	$25,915,727	$322,015
iShares S&P SmallCap 600 Index Fund	415,539	12,376		(427,915)	–	–	$10,424,571	$109,697

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Schedule of Investments (concluded)	LifePath Retirement Master Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,055,155,409	–	$1,055,155,409
Exchange-Traded Funds	$274,091,279	–	–	274,091,279
Money Market Funds	115,320,361	–	–	115,320,361

Total	$389,411,640	$1,055,155,409	–	$1,444,567,049

Schedule of Investments September 30, 2011 (Unaudited)	LifePath 2020 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 74.8%
Active Stock Master Portfolio		$704,242,497
ACWI ex-US Index Master Portfolio		4,000,000
CoreAlpha Bond Master Portfolio		860,294,912
Master Small Cap Index Series		79,201,862

Total Master Portfolios		1,647,739,271

Exchange-Traded Funds – 25.7%
iShares Barclays TIPS Bond Fund(a)	1,251,239	143,016,618
iShares Cohen & Steers Realty Majors Index Fund(a)	513,326	31,497,683
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	1,624,844	40,604,852
iShares MSCI Canada Index Fund(a)(b)	1,171,955	29,873,133
iShares MSCI EAFE Index Fund(a)(b)	4,512,625	215,477,844
iShares MSCI EAFE Small Cap Index Fund(a)(b)	831,648	29,057,781
iShares MSCI Emerging Markets Index Fund(a)(b)	2,209,343	77,481,659

Total Exchange-Traded Funds (Cost – $561,762,166*)		567,009,570

Money Market Funds – 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	166,063,674	166,063,674
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(a)(c)(d)	30,794,572	30,794,572

Total Money Market Funds (Cost – $196,858,246*)		196,858,246

Total Affiliated Investment Companies – 109.4%		2,411,607,087
Liabilities in Excess of Other Assets – (9.4)%		(206,821,247)

Net Assets – 100.0%		$2,204,785,840

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$776,997,493

Gross unrealized appreciation	$24,751,825
Gross unrealized depreciation	(37,881,502)

Net unrealized appreciation	$13,129,677

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Schedule of Investments (continued)	LifePath 2020 Master Portfolio

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	181,776,362	–		(15,712,688)[1]	166,063,674	$166,063,674	–	$435,593
BlackRock Cash Funds: Prime, SL Agency Shares	28,477,459	2,317,113	[1]	–	30,794,572	$30,794,572	–	$80,822
iShares Barclays TIPS Bond Fund	1,198,837	111,814		(59,412)	1,251,239	$143,016,168	$357,762	$5,194,568
iShares Cohen & Steers Realty Majors Index Fund	523,257	8,750		(18,681)	513,326	$31,497,683	$(90,746)	$782,557
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,606,198	58,027		(39,381)	1,624,844	$40,604,852	$(212,309)	$1,763,042
iShares MSCI Canada Index Fund	978,834	193,121		–	1,171,955	$29,873,133	–	$214,849
iShares MSCI EAFE Index Fund	3,855,084	918,950		(261,409)	4,512,625	$215,477,844	$1,195,014	$4,569,370
iShares MSCI EAFE Small Cap Index Fund	727,889	103,759		–	831,648	$29,057,781	–	$428,419
iShares MSCI Emerging Markets Index Fund	1,894,873	314,470		–	2,209,343	$77,481,659	–	$937,254
iShares S&P MidCap 400 Index Fund	1,417,544	40,265		(1,457,809)	–	–	$42,186,667	$643,284
iShares S&P SmallCap 600 Index Fund	782,366	62,304		(844,670)	–	–	$18,156,606	$218,254

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Schedule of Investments (concluded)	LifePath 2020 Master Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,647,739,271	–	$1,647,739,271
Exchange-Traded Funds	$567,009,570	–	–	567,009,570
Money Market Funds	196,858,246	–	–	196,858,246

Total	$763,867,816	$1,647,739,271	–	$2,411,607,087

Schedule of Investments September 30, 2011 (Unaudited)	LifePath 2025 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 71.7%
Active Stock Master Portfolio		$3,438,480
CoreAlpha Bond Master Portfolio		2,860,535
Master Small Cap Index Series		319,987

Total Master Portfolios		6,619,002

Exchange-Traded Funds – 28.1%
iShares Barclays TIPS Bond Fund(a)	3,927	448,856
iShares Cohen & Steers Realty Majors Index Fund(a)	2,982	182,976
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	9,752	243,702
iShares MSCI Canada Index Fund(a)	5,815	148,224
iShares MSCI EAFE Index Fund(a)	21,862	1,043,911
iShares MSCI EAFE Small Cap Index Fund(a)	4,201	146,783
iShares MSCI Emerging Markets Index Fund(a)(b)	11,000	385,770

Total Exchange-Traded Funds (Cost – $3,112,646*)		2,600,222

Money Market Funds – 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	445,388	445,388
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(a)(c)(d)	80,826	80,826

Total Money Market Funds (Cost – $526,214*)		526,214

Total Affiliated Investment Companies – 105.5%		9,745,438
Liabilities in Excess of Other Assets – (5.5)%		(509,855)

Net Assets – 100.0%		$9,235,583

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,638,860

Gross unrealized appreciation	$21,036
Gross unrealized depreciation	(533,460)

Net unrealized depreciation	$(512,424)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Schedule of Investments (continued)	LifePath 2025 Master Portfolio

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	595	444,793	[1]	–	445,388	$445,388	–	$447
BlackRock Cash Funds: Prime, SL Agency Shares	–	80,826	[1]	–	80,826	$80,826	–	$61
iShares Barclays TIPS Bond Fund	54	4,819		(946)	3,927	$448,856	$446	$13,117
iShares Cohen & Steers Realty Majors Index Fund	40	3,763		(821)	2,982	$182,976	$(164)	$3,586
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	128	11,847		(2,223)	9,752	$243,702	$(3)	$8,682
iShares MSCI Canada Index Fund	68	6,755		(1,008)	5,815	$148,224	$(250)	$939
iShares MSCI EAFE Index Fund	283	27,494		(5,915)	21,862	$1,043,911	$(6,669)	$20,311
iShares MSCI EAFE Small Cap Index Fund	50	4,890		(739)	4,201	$146,783	$(197)	$1,822
iShares MSCI Emerging Markets Index Fund	138	13,366		(2,504)	11,000	$385,770	$(2,063)	$4,067
iShares S&P MidCap 400 Index Fund	93	7,249		(7,342)	–	$–	$(11,015)	$2,138
iShares S&P SmallCap 600 Index Fund	56	4,179		(4,235)	–	$–	$(3,065)	$722

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Schedule of Investments (concluded)	LifePath 2025 Master Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$6,619,002	–	$6,619,002
Exchange-Traded Funds	$2,600,222	–	–	2,600,222
Money Market Funds	526,214	–	–	526,214

Total	$3,126,436	$6,619,002	–	$9,745,438

Schedule of Investments September 30, 2011 (Unaudited)	LifePath 2030 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 70.7%
Active Stock Master Portfolio		$775,710,043
ACWI ex-US Index Master Portfolio		3,000,000
CoreAlpha Bond Master Portfolio		470,378,031
Master Small Cap Index Series		59,019,739

Total Master Portfolios		1,308,107,813

Exchange-Traded Funds – 30.1%
iShares Barclays TIPS Bond Fund(a)	647,298	73,986,161
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	754,464	46,293,911
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	2,428,143	60,679,294
iShares MSCI Canada Index Fund(a)(b)	1,238,115	31,559,551
iShares MSCI EAFE Index Fund(a)(b)	4,798,969	229,150,770
iShares MSCI EAFE Small Cap Index Fund(a)(b)	900,085	31,448,970
iShares MSCI Emerging Markets Index Fund(a)(b)	2,374,692	83,280,448

Total Exchange-Traded Funds (Cost – $571,785,318*)		556,399,105

Money Market Funds – 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	152,853,758	152,853,758
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(a)(c)(d)	28,629,553	28,629,553

Total Money Market Funds (Cost – $181,483,311*)		181,483,311

Total Affiliated Investment Companies – 110.6%		2,045,990,229
Liabilities in Excess of Other Assets – (10.6)%		(196,151,148)

Net Assets – 100.0%		$1,849,839,081

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$776,980,458

Gross unrealized appreciation	$18,845,926
Gross unrealized depreciation	(57,943,968)

Net unrealized depreciation	$(39,098,042)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Schedule of Investments (continued)	LifePath 2030 Master Portfolio

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	154,257,212	–		(1,403,454)[1]	152,853,758	$152,853,758	–	$437,919
BlackRock Cash Funds: Prime, SL Agency Shares	24,170,906	4,458,647	[1]	–	28,629,553	$28,629,553	–	$81,261
iShares Barlcays TIPS Bond Fund	554,791	99,927		(7,420)	647,298	$73,986,161	$24,958	$2,729,381
iShares Cohen & Steers Realty Majors Index Fund	680,971	88,639		(15,146)	754,464	$46,293,911	$(131,526)	$1,082,668
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,128,614	312,303		(12,774)	2,428,143	$60,679,294	$(63,857)	$2,435,415
iShares MSCI Canada Index Fund	1,040,900	197,215		–	1,238,115	$31,559,551	–	$234,667
iShares MSCI EAFE Index Fund	4,085,815	831,868		(118,714)	4,798,969	$229,150,770	$(673,647)	$5,028,085
iShares MSCI EAFE Small Cap Index Fund	772,751	127,334		–	900,085	$31,448,970	–	$451,915
iShares MSCI Emerging Markets Index Fund	2,015,244	359,448		–	2,374,692	$83,280,448	–	$1,075,785
iShares S&P MidCap 400 Index Fund	1,267,897	63,261		(1,331,158)	–	–	$35,131,638	$608,602
iShares S&P SmallCap 600 Index Fund	697,237	57,617		(754,854)	–	–	$15,120,201	$201,925

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Schedule of Investments (concluded)	LifePath 2030 Master Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,308,107,813	–	$1,308,107,813
Exchange-Traded Funds	$556,399,105	–	–	556,399,105
Money Market Funds	181,483,311	–	–	181,483,311

Total	$737,882,416	$1,308,107,813	–	$2,045,990,229

Schedule of Investments September 30, 2011 (Unaudited)	LifePath 2035 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 68.2%
Active Stock Master Portfolio		$2,744,612
ACWI ex-US Index Master Portfolio		6,449
CoreAlpha Bond Master Portfolio		1,124,833
Master Small Cap Index Series		182,458

Total Master Portfolios		4,058,352

Exchange-Traded Funds – 31.9%
iShares Barclays TIPS Bond Fund(a)	1,345	153,734
iShares Cohen & Steers Realty Majors Index Fund(a)	2,841	174,324
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	9,238	230,858
iShares MSCI Canada Index Fund(a)(b)	4,519	115,189
iShares MSCI EAFE Index Fund(a)(b)	16,992	811,368
iShares MSCI EAFE Small Cap Index Fund(a)(b)	3,265	114,079
iShares MSCI Emerging Markets Index Fund(a)(b)	8,549	299,813

Total Exchange-Traded Funds (Cost – $2,327,096*)		1,899,365

Money Market Funds – 24.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	1,207,910	1,207,910
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(a)(c)(d)	225,747	225,747

Total Money Market Funds (Cost – $1,433,657*)		1,433,657

Total Affiliated Investment Companies – 124.2%		7,391,374
Liabilities in Excess of Other Assets – (24.2)%		(1,438,315)

Net Assets – 100.0%		$5,953,059

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,760,753

Gross unrealized appreciation	$7,158
Gross unrealized depreciation	(434,889)

Net unrealized depreciation	$(427,731)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	1,969	1,205,941	[1]	–	1,207,910	$1,207,910	–	$608
BlackRock Cash Funds: Prime, SL Agency Shares	–	225,747	[1]	–	225,747	$225,747	–	$99
iShares Barclays TIPS Bond Fund	26	1,521		(202)	1,345	$153,734	$(30)	$4,368
iShares Cohen & Steers Realty Majors Index Fund	69	3,152		(380)	2,841	$174,324	$10	$3,430
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	198	10,210		(1,170)	9,238	$230,858	$(847)	$8,090
iShares MSCI Canada Index Fund	87	4,989		(557)	4,519	$115,189	$(415)	$739
iShares MSCI EAFE Index Fund	359	19,433		(2,800)	16,992	$811,368	$2,099	$16,649
iShares MSCI EAFE Small Cap Index Fund	64	3,609		(408)	3,265	$114,079	$(393)	$1,486

Schedule of Investments (concluded)	LifePath 2035 Master Portfolio

iShares MSCI Emerging Markets Index Fund	185	9,550	(1,186)	8,549	$299,813	$(909)	$3,308
iShares S&P MidCap 400 Index Fund	107	4,904	(5,011)	–	–	$(7,967)	$1,575
iShares S&P SmallCap 600 Index Fund	65	2,788	(2,853)	–	–	$(2,622)	$517

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$4,058,352	–	$4,058,352
Exchange-Traded Funds	$1,899,365	–	–	1,899,365
Money Market Funds	1,433,657	–	–	1,433,657

Total	$3,333,022	$4,058,352	–	$7,391,374

Schedule of Investments September 30, 2011 (Unaudited)	LifePath 2040 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 67.5%
Active Stock Master Portfolio		$695,887,493
ACWI ex-US Index Master Portfolio		4,500,000
CoreAlpha Bond Master Portfolio		191,507,938
Master Small Cap Index Series		39,655,987

Total Master Portfolios		931,551,418

Exchange-Traded Funds – 32.9%
iShares Barclays TIPS Bond Fund(a)	180,235	20,600,861
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	761,938	46,752,516
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	2,453,473	61,312,290
iShares MSCI Canada Index Fund(a)(b)	1,091,265	27,816,345
iShares MSCI EAFE Index Fund(a)(b)	4,167,914	199,017,893
iShares MSCI EAFE Small Cap Index Fund(a)(b)	769,236	26,877,106
iShares MSCI Emerging Markets Index Fund(a)(b)	2,055,650	72,091,645

Total Exchange-Traded Funds (Cost – $480,800,773*)		454,468,656

Money Market Funds – 12.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	150,010,122	150,010,122
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(a)(c)(d)	27,843,547	27,843,547

Total Money Market Funds (Cost – $177,853,669*)		177,853,669

Total Affiliated Investment Companies – 113.3%		1,563,873,743
Liabilities in Excess of Other Assets – (13.3)%		(183,812,544)

Net Assets – 100.0%		$1,380,061,199

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$684,296,914

Gross unrealized appreciation	$12,572,582
Gross unrealized depreciation	(64,547,171)

Net unrealized depreciation	$(51,974,589)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Schedule of Investments (concluded)	LifePath 2040 Master Portfolio

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	139,976,764	10,033,358	[1]	–	150,010,122	$150,010,122	–	$392,989
BlackRock Cash Funds: Prime, SL Agency Shares	22,015,363	5,828,184	[1]	–	27,843,547	$27,843,547	–	$73,130
iShares Barclays TIPS Bond Fund	150,344	29,891		–	180,235	$20,600,861	–	$714,785
iShares Cohen & Steers Realty Majors Index Fund	693,309	90,647		(22,018)	761,938	$46,752,516	$(222,199)	$1,083,692
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,156,480	325,308		(28,315)	2,453,473	$61,312,290	$(141,547)	$2,448,622
iShares MSCI Canada Index Fund	949,552	141,713		–	1,091,265	$27,816,345	–	$208,128
iShares MSCI EAFE Index Fund	3,659,166	603,552		(94,804)	4,167,914	$199,017,893	$(1,193,814)	$4,533,788
iShares MSCI EAFE Small Cap Index Fund	687,000	94,628		(12,392)	769,236	$26,877,106	$(6,411)	$407,754
iShares MSCI Emerging Markets Index Fund	1,807,304	293,694		(45,348)	2,055,650	$72,091,645	$(118,888)	$904,599
iShares S&P MidCap 400 Index Fund	1,012,776	116,124		(1,128,900)	–	–	$27,835,692	$503,476
iShares S&P SmallCap 600 Index Fund	549,842	94,804		(644,646)	–	–	$11,698,883	$168,904

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Schedule of Investments (concluded)	LifePath 2040 Master Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$931,551,418	–	$931,551,418
Exchange-Traded Funds	$454,468,656	–	–	454,468,656
Money Market Funds	177,853,669	–	–	177,853,669

Total	$632,322,325	$931,551,418	–	$1,563,873,743

Schedule of Investments September 30, 2011 (Unaudited)	LifePath 2045 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 65.4%
Active Stock Master Portfolio		$1,222,637
ACWI ex-US Index Master Portfolio		6,000
CoreAlpha Bond Master Portfolio		204,110
Master Small Cap Index Series		68,013

Total Master Portfolios		1,500,760

Exchange-Traded Funds – 34.7%
iShares Cohen & Steers Realty Majors Index Fund(a)	1,412	86,640
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	4,545	113,580
iShares MSCI Canada Index Fund(a)	1,994	50,827
iShares MSCI EAFE Index Fund(a)(b)	7,604	363,091
iShares MSCI EAFE Small Cap Index Fund(a)(b)	1,422	49,685
iShares MSCI Emerging Markets Index Fund(a)(b)	3,740	131,162

Total Exchange-Traded Funds (Cost – $978,892*)		794,985

Money Market Funds – 27.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	522,542	522,542
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(a)(c)(d)	96,691	96,691

Total Money Market Funds (Cost – $619,233*)		619,233

Total Affiliated Investment Companies – 127.1%		2,914,978
Liabilities in Excess of Other Assets – (27.1)%		(621,132)

Net Assets – 100.0%		$2,293,846

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,598,318

Gross unrealized depreciation	(184,100)

Net unrealized depreciation	$(184,100

Schedule of Investments (continued)	LifePath 2045 Master Portfolio

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Loss	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	823	521,719	[1]	–	522,542	$522,542	–	$219
BlackRock Cash Funds: Prime, SL Agency Shares	–	96,691	[1]	–	96,691	$96,691	–	$34
iShares Cohen & Steers Realty Majors Index Fund	72	1,789		(449)	1,412	$86,640	$(208)	$1,706
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	229	5,686		(1,370)	4,545	$113,580	$(756)	$3,998
iShares MSCI Canada Index Fund	99	2,501		(606)	1,994	$50,827	$(312)	$360
iShares MSCI EAFE Index Fund	408	9,833		(2,637)	7,604	$363,091	$(1,869)	$7,621
iShares MSCI EAFE Small Cap Index Fund	73	1,771		(422)	1,422	$49,685	$(379)	$682
iShares MSCI Emerging Markets Index Fund	189	4,666		(1,115)	3,740	$131,162	$(1,384)	$1,535
iShares S&P MidCap 400 Index Fund	115	2,426		(2,541)	–	–	$(2,489)	$660
iShares S&P SmallCap 600 Index Fund	65	1,317		(1,382)	–	–	$(470)	$213

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the LifePath Portfolio’s most recent financial statements as contained in its semi-annual report.

Schedule of Investments (concluded)	LifePath 2045 Master Portfolio

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,500,760	–	$1,500,760
Exchange-Traded Funds	$794,985	–	–	794,985
Money Market Funds	619,233	–	–	619,233

Total	$1,414,218	$1,500,760	–	$2,914,978

Schedule of Investments September 30, 2011 (Unaudited)	LifePath 2050 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 62.7%
Active Stock Master Portfolio		$85,894,475
ACWI ex-US Index Master Portfolio		119,599
CoreAlpha Bond Master Portfolio		4,897,305
Master Small Cap Index Series		3,938,991

Total Master Portfolios		94,850,370

Exchange-Traded Funds – 37.0%
iShares Cohen & Steers Realty Majors Index Fund(a)	104,044	6,384,140
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	338,172	8,450,918
iShares MSCI Canada Index Fund(a)(b)	129,407	3,298,585
iShares MSCI EAFE Index Fund(a)(b)	527,564	25,191,181
iShares MSCI EAFE Small Cap Index Fund(a)(b)	98,965	3,457,837
iShares MSCI Emerging Markets Index Fund(a)(b)	265,793	9,321,361

Total Exchange-Traded Funds (Cost – $62,175,049*)		56,104,022

Money Market Funds – 23.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	29,686,284	29,686,284
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(a)(c)(d)	5,517,504	5,517,504

Total Money Market Funds (Cost – $35,203,788*)		35,203,788

Total Affiliated Investment Companies – 123.0%		186,158,180
Liabilities in Excess of Other Assets – (23.0)%		(34,826,940)

Net Assets – 100.0%		$151,331,240

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$97,876,888

Gross unrealized appreciation	$425,790
Gross unrealized depreciation	(6,994,868)

Net unrealized depreciation	$(6,569,078)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Schedule of Investments (continued)	LifePath 2050 Master Portfolio

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	11,027,847	18,658,437	[1]	–	29,686,284	$29,686,284	–	$37,057
BlackRock Cash Funds: Prime, SL Agency Shares	1,709,851	3,807,653	[1]	–	5,517,504	$5,517,504	–	$6,785
iShares Cohen & Steers Realty Majors Index Fund	67,805	36,239		–	104,044	$6,384,140	–	$135,479
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	211,207	126,965		–	338,172	$8,450,918	–	$296,604
iShares MSCI Canada Index Fund	85,268	44,139		–	129,407	$3,298,585	–	$24,252
iShares MSCI EAFE Index Fund	326,243	201,321		–	527,564	$25,191,181	–	$510,584
iShares MSCI EAFE Small Cap Index Fund	62,233	36,732		–	98,965	$3,457,837	–	$47,746
iShares MSCI Emerging Markets Index Fund	160,758	105,035		–	265,793	$9,321,361	–	$103,943
iShares S&P MidCap 400 Index Fund	86,290	40,925		(127,215)	–	–	$2,131,959	$52,811
iShares S&P SmallCap 600 Index Fund	47,346	24,960		(72,306)	–	–	$912,549	$17,733

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Schedule of Investments (concluded)	LifePath 2050 Master Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$94,850,370	–	$94,850,370
Exchange-Traded Funds	$56,104,022	–	–	56,104,022
Money Market Funds	35,203,788	–	–	35,203,788

Total	$91,307,810	$94,850,370	–	$186,158,180

Schedule of Investments September 30, 2011 (Unaudited)	LifePath 2055 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 58.5%
Active Stock Master Portfolio		$180,525
ACWI ex-US Index Master Portfolio		2,460
CoreAlpha Bond Master Portfolio		3,451
Master Small Cap Index Series		11,708

Total Master Portfolios		198,144

Exchange-Traded Funds – 38.6%
iShares Cohen & Steers Realty Majors Index Fund(a)	231	14,174
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	816	20,392
iShares MSCI Canada Index Fund(a)	338	8,616
iShares MSCI EAFE Index Fund(a)(b)	1,212	57,873
iShares MSCI EAFE Small Cap Index Fund(a)	245	8,560
iShares MSCI Emerging Markets Index Fund(a)(b)	610	21,393

Total Exchange-Traded Funds (Cost – $146,168*)		131,008

Money Market Funds* – 17.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	50,734	50,734
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(a)(c)(d)	8,933	8,933

Total Money Market Funds (Cost – $59,667*)		59,667

Total Affiliated Investment Companies – 114.7%		388,819
Liabilities in Excess of Other Assets – (14.7)%		(49,938)

Net Assets – 100.0%		$338,881

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$205,990

Gross unrealized depreciation	(15,315)

Net unrealized depreciation	$(15,315)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	5,486	45,248	[1]	–	50,734	$50,734	–	$29
BlackRock Cash Funds: Prime, SL Agency Shares	744	8,189	[1]	–	8,933	$8,933	–	$4
iShares Cohen & Steers Realty Majors Index Fund	76	250		(95)	231	$14,174	$3	$237
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	243	866		(293)	816	$20,392	$(113)	$493
iShares MSCI Canada Index Fund	109	372		(143)	338	$8,616	$(68)	$41

Schedule of Investments (concluded)	LifePath 2055 Master Portfolio

iShares MSCI EAFE Index Fund	450	1440	(678)	1,212	$57,873	$422	$919
iShares MSCI EAFE Small Cap Index Fund	80	268	(103)	245	$8,560	$(4)	$78
iShares MSCI Emerging Markets Index Fund	208	690	(288)	610	$21,393	$(319)	$183
iShares S&P MidCap 400 Index Fund	143	316	(459)	–	–	$2,560	$97
iShares S&P SmallCap 600 Index Fund	76	160	(236)	–	–	$910	$30

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$198,144	–	$198,144
Exchange-Traded Funds	$131,008	–	–	131,008
Money Market Funds	59,667	–	–	59,667

Total	$190,675	$198,144	–	$388,819

Schedule of Investments September 30, 2011 (Unaudited)	LifePath Index Retirement Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 87.9%
Bond Index Master Portfolio		$1,049,505
Master International Index Series		125,505
Master Small Cap Index Series		76,127
Russell 1000 Index Master Portfolio		421,012

Total Master Portfolios		1,672,149

Exchange-Traded Funds – 13.5%
iShares Barclays TIPS Bond Fund(a)	1,556	177,851
iShares MSCI Canada Index Fund(a)	682	17,384
iShares MSCI EAFE Small Cap Index Fund(a)	485	16,946
iShares MSCI Emerging Markets Index Fund(a)(b)	1,290	45,240

Total Exchange-Traded Funds (Cost – $275,618*)		257,421

Money Market Funds – 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	44,245	44,245
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(a)(c)(d)	7,075	7,075

Total Money Market Funds (Cost – $51,320*)		51,320

Total Affiliated Investment Companies – 104.1%		1,980,890
Liabilities in Excess of Other Assets – (4.1)%		(78,386)

Net Assets – 100.0%		$1,902,504

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$326,938

Gross unrealized appreciation	$5,325
Gross unrealized depreciation	(23,522)

Net unrealized depreciation	$(18,197)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	44,245	[1]	–	44,245	$44,245	–	$7
BlackRock Cash Funds: Prime, SL Agency Shares	7,075	[1]	–	7,075	$7,075	–	–
iShares Barclays TIPS Bond Fund	1,643		(87)	1,556	$177,851	$296	$3,936
iShares MSCI Canada Index Fund	682		–	682	$17,384	–	$118
iShares MSCI EAFE Small Cap Index Fund	485		–	485	$16,946	–	$225
iShares MSCI Emerging Markets Index Fund	1,290		–	1,290	$45,240	–	$490

[1]	Represents net activity.

Schedule of Investments (concluded)	LifePath Index Retirement Master Portfolio

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,672,149	–	$1,672,149
Exchange-Traded Funds	$257,421	–	–	257,421
Money Market Funds	51,320	–	–	51,320

Total	$308,741	$1,672,149	–	$1,980,890

Schedule of Investments September 30, 2011 (Unaudited)	LifePath Index 2020 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 88.4%
Bond Index Master Portfolio		$718,022
Master International Index Series		190,141
Master Small Cap Index Series		65,098
Russell 1000 Index Master Portfolio		634,211

Total Master Portfolios		1,607,472

Exchange-Traded Funds – 13.1%
iShares Barclays TIPS Bond Fund(a)	1,016	116,129
iShares MSCI Canada Index Fund(a)	1,026	26,153
iShares MSCI EAFE Small Cap Index Fund(a)	744	25,995
iShares MSCI Emerging Markets Index Fund(a)(b)	1,968	69,018

Total Exchange-Traded Funds (Cost – $271,446*)		237,295

Money Market Funds – 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	65,319	65,319
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(a)(c)(d)	11,141	11,141

Total Money Market Funds (Cost – $76,460*)		76,460

Total Affiliated Investment Companies – 105.7%		1,921,227
Liabilities in Excess of Other Assets – (5.7)%		(103,257)

Net Assets – 100.0%		$1,817,970

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$347,906

Gross unrealized appreciation	$3,477
Gross unrealized depreciation	(37,628)

Net unrealized depreciation	$(34,151)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	65,319	[1]	–	65,319	$65,319	–	$7
BlackRock Cash Funds: Prime, SL Agency Shares	11,141	[1]	–	11,141	$11,141	–	–
iShares Barclays TIPS Bond Fund	1,073		(57)	1,016	$116,129	$194	$2,570
iShares MSCI Canada Index Fund	1,026		–	1,026	$26,153	–	$191
iShares MSCI EAFE Small Cap Index Fund	744		–	744	$25,995	–	$364
iShares MSCI Emerging Markets Index Fund	1,968		–	1,968	$69,018	–	$792

[1]	Represents net activity.

Schedule of Investments (concluded)	LifePath Index 2020 Master Portfolio

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,607,472	–	$1,607,472
Exchange-Traded Funds	$237,295	–	–	237,295
Money Market Funds	76,460	–	–	76,460

Total	$313,755	$1,607,472	–	$1,921,227

Schedule of Investments September 30, 2011 (Unaudited)	LifePath Index 2025 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 88.8%
Bond Index Master Portfolio		$574,378
Master International Index Series		218,847
Master Small Cap Index Series		63,241
Russell 1000 Index Master Portfolio		726,195

Total Master Portfolios		1,582,661

Exchange-Traded Funds – 12.8%
iShares Barclays TIPS Bond Fund(a)	788	90,068
iShares MSCI Canada Index Fund(a)	1,140	29,059
iShares MSCI EAFE Small Cap Index Fund(a)	808	28,232
iShares MSCI Emerging Markets Index Fund(a)(b)	2,277	79,854

Total Exchange-Traded Funds (Cost – $268,328*)		227,213

Money Market Funds – 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	71,636	71,636
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(a)(c)(d)	12,832	12,832

Total Money Market Funds (Cost – $84,468*)		84,468

Total Affiliated Investment Companies – 106.3%		1,894,342
Liabilities in Excess of Other Assets – (6.3)%		(113,078)

Net Assets – 100.0%		$1,781,264

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$352,796

Gross unrealized appreciation	$2,697
Gross unrealized depreciation	(43,812)

Net unrealized depreciation	$(41,115)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain	Income
BlackRock Cash Funds: Institutional , SL Agency Shares	71,636	[1]	–	71,636	$71,636	–	$6
BlackRock Cash Funds: Prime, SL Agency Shares	12,832	[1]	–	12,832	$12,832	–	–
iShares Barclays TIPS Bond Fund	832		(44)	788	$90,068	$150	$1,993
iShares MSCI Canada Index Fund	1,140		–	1,140	$29,059	–	$222
iShares MSCI EAFE Small Cap Index Fund	808		–	808	$28,232	–	$424
iShares MSCI Emerging Markets Index Fund	2,277		–	2,277	$79,854	–	$922

[1]	Represents net activity

Schedule of Investments (concluded)	LifePath Index 2025 Master Portfolio

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,582,661	–	$1,582,661
Exchange-Traded Funds	$227,213	–	–	227,213
Money Market Funds	84,468	–	–	84,468

Total	$311,681	$1,582,661	–	$1,894,342

Schedule of Investments September 30, 2011 (Unaudited)	LifePath Index 2030 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 88.9%
Bond Index Master Portfolio		$451,417
Master International Index Series		243,015
Master Small Cap Index Series		59,159
Russell 1000 Index Master Portfolio		802,180

Total Master Portfolios		1,555,771

Exchange-Traded Funds – 12.7%
iShares Barclays TIPS Bond Fund(a)	575	65,723
iShares MSCI Canada Index Fund(a)	1,315	33,519
iShares MSCI EAFE Small Cap Index Fund(a)	965	33,717
iShares MSCI Emerging Markets Index Fund(a)(b)	2,516	88,236

Total Exchange-Traded Funds (Cost – $268,284*)		221,195

Money Market Funds – 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	82,602	82,602
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(a)(c)(d)	14,427	14,427

Total Money Market Funds (Cost – $97,029*)		97,029

Total Affiliated Investment Companies – 107.1%		1,873,995
Liabilities in Excess of Other Assets – (7.1)%		(124,137)

Net Assets – 100.0%		$1,749,858

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$365,313

Gross unrealized appreciation	$1,967
Gross unrealized depreciation	(49,056)

Net unrealized depreciation	$(47,089)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	82,602	[1]	–	82,602	$82,602	–	$7
BlackRock Cash Funds: Prime, SL Agency Shares	14,427	[1]	–	14,427	$14,427	–	–
iShares Barclays TIPS Bond Fund	619		(44)	575	$65,723	$150	$1,483
iShares MSCI Canada Index Fund	1,315		–	1,315	$33,519	–	$251
iShares MSCI EAFE Small Cap Index Fund	965		–	965	$33,717	–	$476
iShares MSCI Emerging Markets Index Fund	2,516		–	2,516	$88,236	–	$1,037

[1]	Represents net activity.

Schedule of Investments (concluded)	LifePath Index 2030 Master Portfolio

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,555,771	–	$1,555,771
Exchange-Traded Funds	$221,195	–	–	221,195
Money Market Funds	97,029	–	–	97,029

Total	$318,224	$1,555,771	–	$1,873,995

Schedule of Investments September 30, 2011 (Unaudited)	LifePath Index 2035 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 89.2%
Bond Index Master Portfolio		$343,661
Master International Index Series		264,123
Master Small Cap Index Series		57,949
Russell 1000 Index Master Portfolio		869,969

Total Master Portfolios		1,535,702

Exchange-Traded Funds – 12.5%
iShares Barclays TIPS Bond Fund(a)	404	46,177
iShares MSCI Canada Index Fund(a)	1,402	35,737
iShares MSCI EAFE Small Cap Index Fund(a)	1,045	36,513
iShares MSCI Emerging Markets Index Fund(a)(b)	2,744	96,232

Total Exchange-Traded Funds (Cost – $267,146*)		214,659

Money Market Funds – 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	88,452	88,452
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(a)(c)(d)	15,632	15,632

Total Money Market Funds (Cost – $104,084*)		104,084

Total Affiliated Investment Companies – 107.8%		1,854,445
Liabilities in Excess of Other Assets – (7.8)%		(133,832)

Net Assets – 100.0%		$1,720,613

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$371,230

Gross unrealized appreciation	$1,383
Gross unrealized depreciation	(53,870)

Net unrealized depreciation	$(52,487)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Realized Gain	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	88,452	[1]	–	88,452	$88,452	–	$14
BlackRock Cash Funds: Prime, SL Agency Shares	15,632	[1]	–	15,632	$15,632	–	$2
iShares Barclays TIPS Bond Fund	421		(17)	404	$46,177	$58	$1,009
iShares MSCI Canada Index Fund	1,402		–	1,402	$35,737	–	$276
iShares MSCI EAFE Small Cap Index Fund	1,045		–	1,045	$36,513	–	$525
iShares MSCI Emerging Markets Index Fund	2,744		–	2,744	$96,232	–	$1,141

[1]	Represents net activity.

Schedule of Investments (concluded)	LifePath Index 2035 Master Portfolio

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,535,702	–	$1,535,702
Exchange-Traded Funds	$214,659	–	–	214,659
Money Market Funds	104,084	–	–	104,084

Total	$318,743	$1,535,702	–	$1,854,445

Schedule of Investments September 30, 2011 (Unaudited)	LifePath Index 2040 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 89.6%
Bond Index Master Portfolio		$242,955
Master International Index Series		284,570
Master Small Cap Index Series		54,055
Russell 1000 Index Master Portfolio		937,201

Total Master Portfolios		1,518,781

Exchange-Traded Funds – 12.4%
iShares Barclays TIPS Bond Fund(a)	231	26,403
iShares MSCI Canada Index Fund(a)	1,569	39,994
iShares MSCI EAFE Small Cap Index Fund(a)	1,124	39,273
iShares MSCI Emerging Markets Index Fund(a)(b)	2,948	103,386

Total Exchange-Traded Funds (Cost – $266,582*)		209,056

Money Market Funds – 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	95,663	95,663
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(a)(c)(d)	16,933	16,933

Total Money Market Funds (Cost – $112,596*)		112,596

Total Affiliated Investment Companies – 108.6%		1,840,433
Liabilities in Excess of Other Assets – (8.6)%		(145,712)

Net Assets – 100.0%		$1,694,721

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$379,178

Gross unrealized appreciation	$791
Gross unrealized depreciation	(58,317)

Net unrealized depreciation	$(57,526)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Income
BlackRock Cash Fund: Institutional, SL Agency Shares	95,663	[1]	–	95,663	$95,663	$16
BlackRock Cash Fund: Prime, SL Agency Shares	16,933	[1]	–	16,933	$16,933	$2
iShares Barclays TIPS Bond Fund	231			231	$26,403	$553
iShares MSCI Canada Index Fund	1,569		–	1,569	$39,994	$299
iShares MSCI EAFE Small Cap Index Fund	1,124		–	1,124	$39,273	$569
iShares MSCI Emerging Markets Index Fund	2,948		–	2,948	$103,386	$1,237

[1]	Represents net activity

Schedule of Investments (concluded)	LifePath Index 2040 Master Portfolio

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,518,781	–	$1,518,781
Exchange-Traded Funds	$209,056	–	–	209,056
Money Market Funds	112,596	–	–	112,596

Total	$321,652	$1,518,781	–	$1,840,433

Schedule of Investments September 30, 2011 (Unaudited)	LifePath Index 2045 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 90.3%
Bond Index Master Portfolio		$160,173
Master International Index Series		299,359
Master Small Cap Index Series		53,019
Russell 1000 Index Master Portfolio		995,300

Total Master Portfolios		1,507,851

Exchange-Traded Funds – 11.5%
iShares MSCI Canada Index Fund(a)	1,668	42,517
iShares MSCI EAFE Small Cap Index Fund(a)	1,179	41,194
iShares MSCI Emerging Markets Index Fund(a)(b)	3,125	109,594

Total Exchange-Traded Funds (Cost – $255,417*)		193,305

Money Market Funds – 7.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	101,786	101,786
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(a)(c)(d)	17,995	17,995

Total Money Market Funds (Cost – $119,781*)		119,781

Total Affiliated Investment Companies – 109.0%		1,820,937
Liabilities in Excess of Other Assets – (9.0)%		(150,716)

Net Assets – 100.0%		$1,670,221

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$375,198

Gross unrealized depreciation	$(62,112)

Net unrealized depreciation	$(62,112)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	101,786	[1]	–	101,786	$101,786	$5
BlackRock Cash Funds: Prime, SL Agency Shares	17,995	[1]	–	17,995	$17,995	–
iShares MSCI Canada Index Fund	1,668		–	1,668	$42,517	$320
iShares MSCI EAFE Small Cap Index Fund	1,179		–	1,179	$41,194	$609
iShares MSCI Emerging Markets Index Fund	3,125		–	3,125	$109,594	$1326

[1]	Represents net activity

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

Schedule of Investments (concluded)	LifePath Index 2045 Master Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for the financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual reports.

The following table summarizes the inputs used as of September, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,507,851	–	$1,507,851
Exchange-Traded Funds	$193,305	–	–	193,305
Money Market Funds	119,781	–	–	119,781

Total	$313,086	$1,507,851	–	$1,820,937

Schedule of Investments September 30, 2011 (Unaudited)	LifePath Index 2050 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 89.4%
Bond Index Master Portfolio		$54,780
Master International Index Series		316,392
Master Small Cap Index Series		55,649
Russell 1000 Index Master Portfolio		1,047,471

Total Master Portfolios		1,474,292

Exchange-Traded Funds – 12.3%
iShares MSCI Canada Index Fund(a)	1,692	43,129
iShares MSCI EAFE Small Cap Index Fund(a)	1,263	44,129
iShares MSCI Emerging Markets Index Fund(a)(b)	3,302	115,801

Total Exchange-Traded Funds (Cost – $269,427*)		203,059

Money Market Funds – 7.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	104,867	104,867
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(a)(c)(d)	19,140	19,140

Total Money Market Funds (Cost – $124,007*)		124,007

Total Affiliated Investment Companies – 109.2%		1,801,358
Liabilities in Excess of Other Assets – (9.2)%		(152,137)

Net Assets – 100.0%		$1,649,221

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$393,434

Gross unrealized depreciation	$(66,368)

Net unrealized depreciation	$(66,368)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	104,867	[1]	–	104,867	$104,867	$16
BlackRock Cash Funds: Prime, SL Agency Shares	19,140	[1]	–	19,140	$19,140	$2
iShares MSCI Canada Index Fund	1,692		–	1,692	$43,129	$341
iShares MSCI EAFE Small Cap Index Fund	1,263		–	1,263	$44,129	$649
iShares MSCI Emerging Markets Index Fund	3,302		–	3,302	$115,801	$1,415

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

Schedule of Investments (concluded)	LifePath Index 2050 Master Portfolio

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,474,292	–	$1,474,292
Exchange-Traded Funds	$203,059	–	–	203,059
Money Market Funds	124,007	–	–	124,007

Total	$327,066	$1,474,292	–	$1,801,358

Schedule of Investments September 30, 2011 (Unaudited)	LifePath Index 2055 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 85.0%
Bond Index Master Portfolio		$20,806
Master International Index Series		330,139
Master Small Cap Index Series		79,385
Russell 1000 Index Master Portfolio		956,329

Total Master Portfolios		1,386,659

Exchange-Traded Funds – 12.9%
iShares MSCI Canada Index Fund(a)	1,788	45,576
iShares MSCI EAFE Small Cap Index Fund(a)	1,295	45,247
iShares MSCI Emerging Markets Index Fund(a)(b)	3,425	120,115

Total Exchange-Traded Funds (Cost – $279,885*)		210,938

Money Market Funds* – 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(a)(c)(d)	113,056	113,056
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(a)(c)(d)	20,177	20,177

Total Money Market Funds (Cost – $133,233*)		133,233

Total Affiliated Investment Companies – 106.1%		1,730,830
Liabilities in Excess of Other Assets – (6.1)%		(98,868)

Net Assets – 100.0%		$1,631,962

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$413,118

Gross unrealized depreciation	(68,947)

Net unrealized depreciation	$(68,947)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at September 30, 2011	Value at September 30, 2011	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	113,056	[1]	–	113,056	$113,056	$17
BlackRock Cash Funds: Prime, SL Agency Shares	20,177	[1]	–	20,177	$20,177	$2
iShares MSCI Canada Index Fund	1,788		–	1,788	$45,576	$352
iShares MSCI EAFE Small Cap Index Fund	1,295		–	1,295	$45,247	$670
iShares MSCI Emerging Markets Index Fund	3,425		–	3,425	$120,115	$1,458

[1]	Represents net activity.

Schedule of Investments (concluded)	LifePath Index 2055 Master Portfolio

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,386,659	–	$1,386,659
Exchange-Traded Funds	$210,938	–	–	210,938
Money Market Funds	133,233	–	–	133,233

Total	$344,171	$1,386,659	–	$1,730,830

Schedule of Investments September 30, 2011 (Unaudited)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary – 12.4%
Auto Components – 0.4%
BorgWarner, Inc.(a)	58,500	$3,541,005
Johnson Controls, Inc.	211,000	5,564,070
TRW Automotive Holdings Corp.(a)	29,840	976,663
WABCO Holdings, Inc.(a)	6,345	240,222

		10,321,960

Automobiles – 0.6%
General Motors Co.(a)	623,320	12,578,598
Tesla Motors, Inc.(a)	111,200	2,712,168

		15,290,766

Diversified Consumer Services – 0.8%
Apollo Group, Inc., Class A(a)	280,064	11,093,335
H&R Block, Inc.	34,000	452,540
ITT Educational Services, Inc.(a)	65,000	3,742,700
Weight Watchers International, Inc.(b)	90,096	5,248,092

		20,536,667

Hotels, Restaurants & Leisure – 1.7%
Brinker International, Inc.	182,000	3,807,440
Chipotle Mexican Grill, Inc.(a)	8,300	2,514,485
Las Vegas Sands Corp.(a)	183,700	7,043,058
McDonald’s Corp.(b)	209,203	18,372,207
Panera Bread Co., Class A(a)	4,217	438,315
Penn National Gaming, Inc.(a)	59,720	1,988,079
Starbucks Corp.	135,700	5,060,253
Starwood Hotels & Resorts Worldwide, Inc.	78,602	3,051,330

		42,275,167

Household Durables – 0.7%
NVR, Inc.(a)	4,682	2,827,834
Stanley Black & Decker, Inc.	79,000	3,878,900
Tempur-Pedic International, Inc.(a)	117,951	6,205,402
Tupperware Brands Corp.	70,003	3,761,961
Whirlpool Corp.	1,928	96,227

		16,770,324

Internet & Catalog Retail – 0.9%
Amazon.com, Inc.(a)	65,300	14,119,819
Expedia, Inc.	157,000	4,042,750
NetFlix, Inc.(a)	17,982	2,034,843
priceline.com, Inc.(a)	8,506	3,823,107

		24,020,519

Leisure Equipment & Products – 0.3%
Mattel, Inc.	96,404	2,495,900
Polaris Industries, Inc.	112,020	5,597,639

		8,093,539

Media – 3.3%
CBS Corp., Class B	200,000	4,076,000
Cablevision Systems Corp.	30,642	481,999

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Comcast Corp, Class A	724,400	14,987,836
DIRECTV, Class A(a)	89,077	3,763,503
DISH Network Corp.(a)	165,001	4,134,925
Discovery Communications, Inc.(a)	49,798	1,873,401
John Wiley & Sons, Inc., Class A	93,000	4,131,060
Liberty Media Corp. - Liberty Capital(a)	3,172	209,733
Liberty Media Corp. - Liberty Starz(a)	15,204	966,366
Scripps Networks Interactive, Inc., Class A(b)	133,192	4,950,747
SuperMedia, Inc.(a)(b)	24,387	37,800
Time Warner Cable, Inc.(b)	112,356	7,041,351
Time Warner, Inc.(b)	410,119	12,291,266
Viacom, Inc., Class B	546,252	21,161,802
The Walt Disney Co.	94,100	2,838,056
The Washington Post Co., Class B	3,293	1,076,712

		84,022,557

Multiline Retail – 0.9%
Big Lots, Inc.(a)	56,524	1,968,731
Dollar Tree, Inc.(a)	63,000	4,731,930
Family Dollar Stores, Inc.(b)	5,445	276,933
J.C. Penney Co., Inc.(b)	3	80
Nordstrom, Inc.	102,000	4,659,360
Wal-Mart Stores, Inc.	225,776	11,717,774

		23,354,808

Specialty Retail – 1.9%
Abercrombie & Fitch Co., Class A	3	185
Aeropostale, Inc.(a)	66,564	719,557
AutoZone, Inc.(a)	18,235	5,820,430
Bed Bath & Beyond, Inc.(a)	13,603	779,588
Best Buy Co., Inc.(b)	31,100	724,630
Chico’s FAS, Inc.	307,000	3,509,010
DSW Inc, Class A	11,846	547,048
The Home Depot, Inc.	349,300	11,481,491
Limited Brands, Inc.	159,600	6,146,196
Lowe’s Cos., Inc.	89,473	1,730,408
PetSmart, Inc.	124,623	5,315,171
Ross Stores, Inc.	34,682	2,729,126
Signet Jewelers Ltd.(a)	47,955	1,620,879
Tiffany & Co.	69,500	4,226,990
Williams-Sonoma, Inc.	126,000	3,879,540

		49,230,249

Textiles, Apparel & Luxury Goods – 0.9%
Coach, Inc.	253,663	13,147,353
NIKE, Inc., Class B	34,992	2,992,166
VF Corp.	52,500	6,379,800

		22,519,319

Total Consumer Discretionary		316,435,875

Consumer Staples – 9.4%
Beverages – 1.7%
Brown-Forman Corp., Class B(b)	14,716	1,032,180
The Coca-Cola Co.(b)	318,268	21,502,186
Coca-Cola Enterprises, Inc.	184,000	4,577,920
Hansen Natural Corp.(a)	63,867	5,574,950
Molson Coors Brewing Co., Class B	15,093	597,834

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

PepsiCo, Inc.	151,700	9,390,230

		42,675,300

Food & Staples Retailing – 1.3%
BJ’s Wholesale Club, Inc.(a)	2,439	124,974
CVS Caremark Corp.	74,900	2,515,142
Costco Wholesale Corp.(b)	34,544	2,836,753
The Kroger Co.	805,182	17,681,797
Walgreen Co.	188,544	6,201,212
Whole Foods Market, Inc.	66,100	4,316,991

		33,676,869

Food Products – 2.1%
Archer Daniels Midland Co.	334,400	8,296,464
General Mills, Inc.	215,500	8,290,285
Green Mountain Coffee Roasters, Inc.(a)	27,300	2,537,262
H.J. Heinz Co.	65,000	3,281,200
The Hershey Co.	5,046	298,925
The J.M. Smucker Co.	23,465	1,710,364
Kraft Foods, Inc., Class A	125,400	4,210,932
Ralcorp Holdings, Inc.(a)	2,454	188,246
Tyson Foods, Inc., Class A	139,629	2,423,960
Unilever NV	755,600	23,793,844

		55,031,482

Household Products – 1.6%
The Clorox Co.(b)	5,937	393,801
Kimberly-Clark Corp.	200,800	14,258,808
The Procter & Gamble Co.	416,125	26,290,778

		40,943,387

Personal Products – 1.0%
The Estee Lauder Cos., Inc., Class A(b)	47,188	4,144,994
Herbalife Ltd.	184,895	9,910,372
Mead Johnson Nutrition Co.	157,493	10,840,243

		24,895,609

Tobacco – 1.7%
Altria Group, Inc.	104,600	2,804,326
Lorillard, Inc.(b)	97,282	10,769,117
Philip Morris International, Inc.(b)	467,354	29,153,543

		42,726,986

Total Consumer Staples		239,949,633

Energy – 9.9%
Energy Equipment & Services – 2.0%
Ensco International Plc	222,200	8,983,546
Exterran Holdings, Inc.(a)	55,077	535,348
Halliburton Co.	439,874	13,424,955
Helmerich & Payne, Inc.	84,000	3,410,400
McDermott International, Inc.(a)	127,072	1,367,295
Noble Corp.(a)	308,100	9,042,735
Oil States International, Inc.(a)	19,311	983,316
SEACOR Holdings, Inc.	15,457	1,239,806
Schlumberger Ltd.	213,062	12,726,193

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Unit Corp.(a)	2,303	85,027

		51,798,621

Oil, Gas & Consumable Fuels – 7.9%
Alpha Natural Resources, Inc.(a)	164,968	2,918,284
Anadarko Petroleum Corp.	114,400	7,212,920
Chevron Corp.	321,094	29,707,617
ConocoPhillips(b)	237,080	15,011,905
CONSOL Energy, Inc.	18,000	610,740
Devon Energy Corp.(b)	171,403	9,502,582
Energy Partners Ltd.(a)(b)	64,763	716,926
Exxon Mobil Corp.	970,774	70,507,316
Hess Corp.	157,092	8,241,046
HollyFrontier Corp.	145,169	3,806,331
Kinder Morgan, Inc.	32,400	838,836
Kosmos Energy Ltd.(a)	8,000	93,680
Marathon Oil Corp.	615,531	13,283,159
Marathon Petroleum Corp.	99,296	2,686,950
Murphy Oil Corp.	76,400	3,373,824
Occidental Petroleum Corp.	58,600	4,189,900
Peabody Energy Corp.	211,500	7,165,620
Range Resources Corp.	107,400	6,278,604
Southern Union Co.	5,561	225,610
Spectra Energy Corp.	89,500	2,195,435
Total SA	167,700	7,356,999
Whiting Petroleum Corp.(a)	96,608	3,389,009

		199,313,293

Total Energy		251,111,914

Financials – 11.3%
Capital Markets – 0.7%
Ameriprise Financial, Inc.(b)	90,327	3,555,271
The Bank of New York Mellon Corp.	400,706	7,449,124
The Goldman Sachs Group, Inc.	33,523	3,169,600
Jefferies Group, Inc.	267,000	3,313,470
Morgan Stanley	34,031	459,418

		17,946,883

Commercial Banks – 2.4%
Associated Banc-Corp.	9,324	86,713
BOK Financial Corp.	2,153	100,954
City National Corp.	60,119	2,270,094
First Citizens Bancshares, Inc., Class A	2,863	410,955
First Republic Bank(a)	41,234	954,979
M&T Bank Corp.(b)	41,221	2,881,348
Regions Financial Corp.	83,132	276,830
SunTrust Banks, Inc.	164,002	2,943,836
U.S. Bancorp	697,800	16,426,212
Wells Fargo & Co.	1,415,661	34,145,743

		60,497,664

Consumer Finance – 0.5%
American Express Co.	116,700	5,239,830
Capital One Financial Corp.(b)	86,438	3,425,538

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Discover Financial Services	172,004	3,945,772

		12,611,140

Diversified Financial Services – 3.1%
Bank of America Corp.	284,763	1,742,750
CME Group, Inc.	13,010	3,205,664
Citigroup, Inc.	732,614	18,769,571
JPMorgan Chase & Co.	1,426,670	42,971,300
Moody’s Corp.(b)	141,603	4,311,811
The NASDAQ OMX Group, Inc.(a)	306,595	7,094,608
NYSE Euronext	52,283	1,215,057

		79,310,761

Insurance – 4.3%
ACE Ltd.	292,590	17,730,954
Aflac, Inc.	256,102	8,950,765
Allied World Assurance Co. Holdings Ltd.	58,500	3,142,035
American National Insurance Co.	2,425	167,931
Aspen Insurance Holdings Ltd.	63,160	1,455,206
Axis Capital Holdings Ltd.	54,833	1,422,368
Berkshire Hathaway, Inc., Class B(a)	2,918	207,295
Chubb Corp.	86,100	5,165,139
Endurance Specialty Holdings Ltd.	41,134	1,404,726
The Hanover Insurance Group, Inc.	51,951	1,844,260
Hartford Financial Services Group, Inc.	270,700	4,369,098
Kemper Corp.	3	72
Lincoln National Corp.	234,200	3,660,546
MetLife, Inc.	605,800	16,968,458
PartnerRe Ltd.	39,632	2,071,565
Prudential Financial, Inc.	240,300	11,260,458
RenaissanceRe Holdings Ltd.	1	64
Transatlantic Holdings, Inc.	2,782	134,983
The Travelers Cos., Inc.(b)	554,123	27,002,414
Validus Holdings Ltd.	38,495	959,295
Willis Group Holdings Plc(b)	6	206

		107,917,838

Real Estate Investment Trusts (REITs) – 0.3%
Alexandria Real Estate Equities, Inc.	2,685	164,832
Brandywine Realty Trust	37,885	303,459
CommonWealth REIT	11,622	220,470
Rayonier, Inc.	139,835	5,144,511
Taubman Centers, Inc.	6,973	350,812
Vornado Realty Trust	21,794	1,626,268

		7,810,352

Real Estate Management & Development – 0.0%
The Howard Hughes Corp.(a)	7,882	331,832

Thrifts & Mortgage Finance – 0.0%
First Niagara Financial Group, Inc.	13,521	123,717

Total Financials		286,550,187

Health Care – 13.2%
Biotechnology – 2.2%
Alexion Pharmaceuticals, Inc.(a)	77,000	4,932,620
Amgen, Inc.	304,064	16,708,317
Biogen Idec, Inc.(a)	167,956	15,645,102
Celgene Corp.(a)	57,671	3,570,988
Cephalon, Inc.(a)	3,349	270,264

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Myriad Genetics, Inc.(a)	235,121	4,406,168
United Therapeutics Corp.(a)	181,129	6,790,526
Vertex Pharmaceuticals, Inc.(a)	108,800	4,845,952

		57,169,937

Health Care Equipment & Supplies – 2.1%
Alere, Inc.(a)	12,462	244,878
Baxter International, Inc.	326,000	18,301,640
Covidien Plc	3,048	134,417
DENTSPLY International, Inc.	34,000	1,043,460
Hill-Rom Holdings, Inc.	108,000	3,242,160
Hospira, Inc.(a)	1,032	38,184
IDEXX Laboratories, Inc.(a)	57,000	3,931,290
Intuitive Surgical, Inc.(a)	775	282,317
Kinetic Concepts, Inc.(a)	66,845	4,404,417
Medtronic, Inc.	396,102	13,166,430
Sirona Dental Systems, Inc.(a)	15,622	662,529
Stryker Corp.	151,751	7,152,025

		52,603,747

Health Care Providers & Services – 2.2%
AMERIGROUP Corp.(a)	71,000	2,769,710
Aetna, Inc.	201,100	7,309,985
AmerisourceBergen Corp.	304,800	11,359,896
Cardinal Health, Inc.	184,000	7,705,920
Express Scripts, Inc.(a)	28,937	1,072,694
HCA Holdings, Inc.(a)	65,321	1,316,871
Health Management Associates, Inc.(a)	509,000	3,522,280
Humana, Inc.	557	40,511
McKesson Corp.	72,000	5,234,400
Medco Health Solutions, Inc.(a)	96,334	4,517,101
Tenet Healthcare Corp.(a)	807,000	3,332,910
WellPoint, Inc.	99,981	6,526,760

		54,709,038

Health Care Technology – 0.3%
Cerner Corp.(a)	113,800	7,797,576
SXC Health Solutions Corp.(a)	2,642	147,159

		7,944,735

Life Sciences Tools & Services – 0.3%
Bio-Rad Laboratories, Inc., Class A(a)	1,144	103,841
Covance, Inc.(a)	24,826	1,128,342
Thermo Fisher Scientific, Inc.(a)	136,380	6,906,283

		8,138,466

Pharmaceuticals – 6.1%
Abbott Laboratories	265,300	13,567,442
Allergan, Inc.(b)	150,680	12,413,019
Bristol-Myers Squibb Co.	396,900	12,454,722
Eli Lilly & Co.	413,600	15,290,792
Forest Laboratories, Inc.(a)	3,471	106,872
Johnson & Johnson(b)	432,499	27,554,511
Merck & Co., Inc.(b)	1,027,493	33,609,296
Pfizer, Inc.	1,781,402	31,495,187
Valeant Pharmaceuticals International, Inc.	34,500	1,280,640

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Warner Chilcott Plc, Class A(a)	546,822	7,819,555

		155,592,036

Total Health Care		336,157,959

Industrials – 9.8%
Aerospace & Defense – 3.0%
Alliant Techsystems, Inc.	29,850	1,627,123
The Boeing Co.	264,500	16,004,895
General Dynamics Corp.	76,400	4,346,396
Goodrich Corp.	5,695	687,273
Honeywell International, Inc.	274,300	12,044,513
ITT Corp.	14,064	590,688
L-3 Communications Holdings, Inc.(b)	40,312	2,498,135
Lockheed Martin Corp.	77,000	5,593,280
Northrop Grumman Corp.(b)	144,012	7,511,666
Precision Castparts Corp.	37,601	5,845,451
Raytheon Co.	148,900	6,085,543
Rockwell Collins, Inc.	21,100	1,113,236
United Technologies Corp.	187,402	13,185,605

		77,133,804

Air Freight & Logistics – 0.3%
C.H. Robinson Worldwide, Inc.(b)	38,946	2,666,633
UTi Worldwide, Inc.(b)	4,964	64,730
United Parcel Service, Inc., Class B	60,200	3,801,630

		6,532,993

Airlines – 0.6%
Copa Holdings SA(b)	6,727	412,163
Delta Air Lines, Inc.(a)	1,138,900	8,541,750
Southwest Airlines Co.(b)	687,137	5,524,582

		14,478,495

Building Products – 0.0%
Owens Corning(a)	4,895	106,124

Construction & Engineering – 0.9%
Chicago Bridge & Iron Co. NV	128,000	3,664,640
Fluor Corp.	85,000	3,956,750
Jacobs Engineering Group, Inc.(a)	296,100	9,561,069
KBR, Inc.	177,837	4,202,289
URS Corp.(a)	52,964	1,570,912

		22,955,660

Electrical Equipment – 0.1%
Cooper Industries Plc, Class A	32,757	1,510,753
Rockwell Automation, Inc.	23,700	1,327,200

		2,837,953

Industrial Conglomerates – 2.2%
3M Co.	56,400	4,048,956
General Electric Co.	1,783,679	27,183,268
Textron, Inc.	394,900	6,966,036

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Tyco International Ltd.	420,847	17,149,515

		55,347,775

Machinery – 1.7%
CNH Global NV(a)(b)	40,488	1,062,405
Caterpillar, Inc.	181,832	13,426,475
Cummins, Inc.	20,433	1,668,559
Danaher Corp.	255,000	10,694,700
Deere & Co.	131,000	8,458,670
Gardner Denver, Inc.	56,944	3,618,791
Harsco Corp.(b)	47,512	921,257
Navistar International Corp.(a)	2,731	87,720
Terex Corp.(a)	188,419	1,933,179
The Manitowoc Co., Inc.	79,000	530,090
Timken Co.(b)	20,033	657,483

		43,059,329

Professional Services – 0.2%
Manpower, Inc.	175,264	5,892,376
Nielsen Holdings NV(a)	2,581	67,312

		5,959,688

Road & Rail – 0.7%
CSX Corp.	475,037	8,868,941
Canadian National Railway Co.	80,500	5,359,690
Union Pacific Corp.	45,835	3,743,344

		17,971,975

Trading Companies & Distributors – 0.1%
Air Lease Corp.(a)	3,016	57,907
WESCO International, Inc.(a)	45,169	1,515,420

		1,573,327

Total Industrials		247,957,123

Information Technology – 19.0%
Communications Equipment – 1.1%
Cisco Systems, Inc.	453,000	7,016,970
EchoStar Corp.(a)	17,219	389,322
F5 Networks, Inc.(a)	7,836	556,748
Harris Corp.(b)	46,931	1,603,632
Juniper Networks, Inc.(a)	6,007	103,681
QUALCOMM, Inc.	392,260	19,075,604
Riverbed Technology, Inc.(a)	7,222	144,151

		28,890,108

Computers & Peripherals – 5.1%
Apple, Inc.(a)	188,324	71,785,342
Dell, Inc.(a)	381,000	5,391,150
Hewlett-Packard Co.	144,681	3,248,089
International Business Machines Corp.(b)	221,504	38,769,845
NetApp, Inc.(a)	92,334	3,133,816
QLogic Corp.(a)	295,000	3,740,600
SanDisk Corp.(a)	53,700	2,166,795

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Teradata Corp.(a)	13,622	729,186

		128,964,823

Electronic Equipment, Instruments & Components – 0.9%
Agilent Technologies, Inc.(a)	164,741	5,148,156
Corning, Inc.	1,365,000	16,871,400
Dolby Laboratories, Inc., Class A(a)(b)	57,450	1,576,428

		23,595,984

Internet Software & Services – 1.6%
AOL, Inc.(a)	42,400	508,800
eBay, Inc.(a)	107,600	3,173,124
Google, Inc., Class A(a)	44,567	22,924,373
IAC/InterActiveCorp(a)	116,652	4,613,587
Rackspace Hosting, Inc.(a)	185,900	6,346,626
VistaPrint NV(a)	42,142	1,139,098
WebMD Health Corp.(a)	28,119	847,788

		39,553,396

IT Services – 1.8%
Accenture Plc, Class A	103,100	5,431,308
Amdocs Ltd.(a)	102,714	2,785,604
Automatic Data Processing, Inc.	27,200	1,282,480
Broadridge Financial Solutions, Inc.	48,072	968,170
Cognizant Technology Solutions Corp., Class A(a)	24,197	1,517,152
Computer Sciences Corp.(b)	70,852	1,902,376
DST Systems, Inc.	88,000	3,857,040
Fiserv, Inc.(a)	12,983	659,147
Global Payments, Inc.	101,000	4,079,390
MasterCard, Inc., Class A	7,651	2,426,591
SAIC, Inc.(a)	289,000	3,413,090
VeriFone Systems, Inc.(a)	89,600	3,137,792
The Western Union Co.	880,400	13,461,316

		44,921,456

Semiconductors & Semiconductor Equipment – 3.6%
Altera Corp.(b)	368,903	11,631,512
Applied Materials, Inc.	396,000	4,098,600
Avago Technologies Ltd.	331,083	10,849,590
Broadcom Corp., Class A(a)	183,000	6,092,070
Cypress Semiconductor Corp.(a)	240,000	3,592,800
Intel Corp.(b)	495,092	10,560,312
Intersil Corp. Class A	171,000	1,759,590
KLA-Tencor Corp.	30,000	1,148,400
LSI Corp.(a)	2,930,400	15,179,472
Marvell Technology Group Ltd.(a)	148,500	2,157,705
Maxim Integrated Products, Inc.	194,000	4,526,020
Micron Technology, Inc.(a)	1,558,300	7,853,832
NVIDIA Corp.(a)	345,000	4,312,500
NXP Semiconductor NV(a)	67,900	958,748
Texas Instruments, Inc.(b)	71,791	1,913,230
Varian Semiconductor Equipment Associates, Inc.(a)	3,407	208,338
Xilinx, Inc.	161,000	4,417,840

		91,260,559

Software – 4.9%
Adobe Systems, Inc.(a)	4,109	99,314
Autodesk, Inc.(a)	59,338	1,648,410
BMC Software, Inc.(a)	31,351	1,208,895
Cadence Design Systems, Inc.(a)	502,000	4,638,480

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Check Point Software Technologies(a)	160,300	8,457,428
Citrix Systems, Inc.(a)	81,671	4,453,520
Fortinet, Inc.(a)	239,000	4,015,200
Intuit, Inc.(a)	72,652	3,446,611
MICROS Systems, Inc.(a)	54,375	2,387,606
Microsoft Corp.	2,404,397	59,845,441
Oracle Corp.	257,239	7,393,049
Red Hat, Inc.(a)	155,000	6,550,300
Rovi Corp.(a)	1	43
Salesforce.com, Inc.(a)(b)	53,101	6,068,382
Symantec Corp.(a)	315,000	5,134,500
TIBCO Software, Inc.(a)	196,000	4,388,440
VMware, Inc., Class A(a)	73,451	5,903,991

		125,639,610

Total Information Technology		482,825,936

Materials – 3.9%
Chemicals – 2.2%
Airgas, Inc.(b)	3,443	219,732
Albemarle Corp.	30,062	1,214,505
CF Industries Holdings, Inc.	51,628	6,370,379
Cabot Corp.	12,240	303,307
Celanese Corp.	50,900	1,655,777
The Dow Chemical Co.	107,600	2,416,696
E.I. du Pont de Nemours & Co.	463,900	18,542,083
Huntsman Corp.	124,401	1,202,957
Kronos Worldwide, Inc.	46,088	741,095
LyondellBasell Industries NV, Class A	217,388	5,310,789
Monsanto Co.	65,400	3,926,616
The Mosaic Co.	13,340	653,260
Olin Corp.	110,600	1,991,906
Potash Corp. of Saskatchewan, Inc.	41,000	1,772,020
Praxair, Inc.	39,100	3,655,068
WR Grace & Co.(a)	91,000	3,030,300
Westlake Chemical Corp.	91,000	3,119,480

		56,125,970

Containers & Packaging – 0.2%
Ball Corp.	98,351	3,050,848
Crown Holdings, Inc.(a)	47,402	1,450,975
Rock-Tenn Co, Class A	8,628	420,011
Temple-Inland, Inc.	4,826	151,392

		5,073,226

Metals & Mining – 1.1%
Alcoa, Inc.(b)	893,123	8,547,187
Cliffs Natural Resources, Inc.	5,886	301,187
Freeport-McMoRan Copper & Gold, Inc.	79,000	2,405,550
Nucor Corp.	200,100	6,331,164
Southern Copper Corp.	155,043	3,874,525
United States Steel Corp.	222,400	4,895,024
Walter Energy, Inc.	28,135	1,688,381

		28,043,018

Paper & Forest Products – 0.4%
Domtar Corp.	18,535	1,263,531
International Paper Co.	173,000	4,022,250
MeadWestvaco Corp.	120,800	2,966,848

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Weyerhaeuser Co.	102,100	1,587,655

		9,840,284

Total Materials		99,082,498

Telecommunication Services – 3.0%
Diversified Telecommunication Services – 2.7%
AT&T, Inc.(b)	752,966	21,474,590
BCE, Inc.	49,900	1,869,254
CenturyLink, Inc.	389,764	12,908,984
Frontier Communications Corp.	29,300	179,023
Verizon Communications, Inc.	861,742	31,712,106
Windstream Corp.	133,500	1,556,610

		69,700,567

Wireless Telecommunication Services – 0.3%
MetroPCS Communications, Inc.(a)	473,000	4,119,830
Telephone & Data Systems, Inc.	4,697	99,811
Vodafone Group Plc	88,500	2,270,025

		6,489,666

Total Telecommunication Services		76,190,233

Utilities – 3.3%
Electric Utilities – 1.5%
American Electric Power Co., Inc.	61,900	2,353,438
Duke Energy Corp.	103,600	2,070,964
Entergy Corp.(b)	75,696	5,017,888
FirstEnergy Corp.	21,600	970,056
IDACORP, Inc.(b)	11,251	425,063
ITC Holdings Corp.	16,400	1,269,852
NextEra Energy, Inc.	75,740	4,091,475
Northeast Utilities(b)	84,024	2,827,407
PPL Corp.	45,800	1,307,132
Pinnacle West Capital Corp.	7,498	321,964
Southern Co.	411,300	17,426,781

		38,082,020

Gas Utilities – 0.5%
Atmos Energy Corp.	8,813	285,982
EQT Corp.	71,400	3,809,904
Energen Corp.	59,504	2,433,119
National Fuel Gas Co.(b)	29,502	1,436,157
Oneok, Inc.	61,002	4,028,572
UGI Corp.(b)	27,649	726,339

		12,720,073

Independent Power Producers & Energy Traders – 0.0%
The AES Corp.(a)	10,626	103,710
Constellation Energy Group, Inc.	8,293	315,631
NRG Energy, Inc.(a)	3,366	71,393

		490,734

Multi-Utilities – 1.1%
Consolidated Edison, Inc.	23,500	1,339,970
Dominion Resources, Inc.	368,500	18,708,745
Integrys Energy Group, Inc.(b)	7,504	364,844
NSTAR	4,962	222,347

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

OGE Energy Corp.	13,490	644,687
Public Service Enterprise Group, Inc.	94,200	3,143,454
Sempra Energy(b)	39,197	2,018,646
Wisconsin Energy Corp.(b)	58,628	1,834,470

		28,277,163

Water Utilities – 0.2%
American Water Works Co., Inc.	112,158	3,384,929

Total Utilities		82,954,919

Rights
Health Care – 0.0%
Sanofi(a)	13	13,408

Total Long-Term Investments (Cost – $2,634,015,928) – 95.2%		2,419,229,685

Short-Term Securities
Money Market Funds – 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(c)(d)(e)	176,098,189	176,098,189
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(c)(d)(e)	10,466,908	10,466,908

		186,565,097

	Par (000)
U.S. Treasury Obligations – 0.0%
U.S. Treasury Bill,
0.01%, 12/22/11(f)(g)	$915	914,970

Total Short-Term Securities (Cost – $187,480,097) – 7.3%		187,480,067

Total Investments (Cost – $2,821,496,025*) – 102.5%		2,606,709,752
Liabilities in Excess of Other Assets – (2.5)%		(63,910,970)

Net Assets – 100.0%		$2,542,798,782

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,840,234,254

Gross unrealized appreciation	$69,431,724
Gross unrealized depreciation	(302,956,226)

Net unrealized depreciation	$(233,524,502)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at September 30, 2011	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	259,245,739	(83,147,550)	176,098,189	$850,991
BlackRock Cash Funds: Prime, SL Agency Shares	34,372,877	(23,905,969)	10,466,908	$142,761

Schedule of Investments (concluded)	Active Stock Master Portfolio

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	Rate shown is the yield to maturity as of the date of purchase.

(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
202	S&P 500 Index	Chicago	December 2011	$11,372,600	$(628,445)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$2,419,216,277	–	–	$2,419,216,277
Rights	13,408	–	–	13,408
Short-Term Securities:
Money Market Funds	186,565,097	–	–	186,565,097
U.S. Treasury Obligations	–	$914,970	–	914,970

Total	$2,605,794,782	$914,970	–	$2,606,709,752

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest Rate Contracts	$(628,445)	–	–	$(628,445)

[1]	See above Schedule of Investments for values in each sector and industry.

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments September 30, 2011 (Unaudited)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
ACE Securities Corp., Series 2005-AG1, Class A2D,
0.59%, 8/25/35(a)	$4,010	$3,496,146
AH Mortgage Advance Trust, Series SART-1, Class A1,
2.63%, 5/10/42(b)	7,400	7,372,250
Access Group, Inc., Series 2004-A, Class A2,
0.51%, 4/25/29(a)	4,510	4,270,337
American General Mortgage Loan Trust, Series 2010-1A, Class A1,
5.15%, 3/25/58(a)(b)	5,781	5,915,710
AmeriCredit Automobile Receivables Trust:
Series 2006-RM, Class A3, 5.53%, 1/06/14	3,185	3,187,285
Series 2007-CM, Class A4A, 5.55%, 4/07/14	3,770	3,839,471
Series 2011-1, Class D, 4.26%, 2/08/17	700	709,015
Ameriquest Mortgage Securities, Inc.:
Series 2005-R6, Class A2, 0.43%, 8/25/35(a)	761	713,569
Series 2005-R9, Class AF6, 5.16%, 11/25/35(a)	4,684	4,683,660
Series 2006-R1, Class A2C, 0.42%, 3/25/36(a)	1,546	1,524,088
Asset Backed Funding Corp. Certificates:
Series 2005-HE2, Class M1, 0.71%, 6/25/35(a)	410	399,573
Series 2005-OPT1, Class A1SS, 0.48%, 7/25/35(a)	904	862,694
Bank of America Credit Card Trust, Series 2007-C1, Class C1,
0.52%, 6/16/14(a)	2,300	2,296,314
BNC Mortgage Loan Trust, Series 2007-4, Class A3A,
0.48%, 11/25/37(a)	1,929	1,863,710
BankAmerica Manufactured Housing Contract Trust, Series 1998-1, Class M,
1.00%, 4/10/23	602	605,846
Bear Stearns Asset Backed Securities Trust, Series 2007-HE3, Class 1A1,
0.35%, 4/25/37(a)	3,252	3,090,162
CIT Mortgage Loan Trust, Series 2007-1, Class 2A1,
1.23%, 10/25/37(a)(b)	4,255	4,131,394
Capital One Multi-Asset Execution Trust, Series 2007-C2, Class C2,
0.53%, 11/17/14(a)	11,900	11,874,779
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1,
0.35%, 2/25/37(a)	988	949,592
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 1A4,
4.40%, 2/25/30	523	525,036
Chesapeake Funding LLC, Series 2009-1, Class A,
2.23%, 12/15/20(a)(b)	8,744	8,764,291
Citibank Credit Card Issuance Trust:
Series 2002-C2, Class C2, 6.95%, 2/18/14	12,900	13,177,350
Series 2008-C6, Class C6, 6.30%, 6/20/14	2,200	2,275,564
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2A,
1.12%, 7/25/37(a)	225	215,535
Countrywide Asset-Backed Certificates:
Series 2005-4, Class MV1, 0.69%, 10/25/35(a)	4,880	4,684,425
Series 2005-7, Class MV1, 0.74%, 11/25/35(a)	3,212	2,979,317
Series 2006-15, Class A2, 5.68%, 10/25/46(a)	2,954	2,856,114
Series 2006-20, Class 2A2, 0.35%, 4/25/47(a)	3,249	3,074,543
Series 2006-22, Class 2A2, 0.34%, 5/25/47(a)	4,105	3,927,937
Series 2006-25, Class 2A2, 0.35%, 6/25/47(a)	5,405	4,843,249
Series 2007-10, Class 2A1, 0.28%, 6/25/47(a)	1,349	1,288,398
Series 2007-4, Class A1B, 5.81%, 9/25/37	751	735,980
Series 2007-5, Class 2A1, 0.33%, 9/25/47(a)	1,226	1,199,176
Series 2007-6, Class 2A1, 0.33%, 9/25/37(a)	1,613	1,582,527
Series 2007-7, Class 2A1, 0.31%, 10/25/47(a)	136	133,626
Series 2007-8, Class 2A1, 0.29%, 11/25/37(a)	2,346	2,238,839
Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB8, Class A2A,
0.28%, 10/25/36(a)	477	470,556
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2004-FF10, Class A3, 0.77%, 9/25/34(a)	275	252,290
Series 2005-FF10, Class A4, 0.55%, 11/25/35(a)	2,062	1,599,536
Series 2005-FF4, Class M1, 0.66%, 5/25/35(a)	2,258	1,626,451
GE-WMC Mortgage Securities LLC, Series 2005-1, Class A2C,
0.59%, 10/25/35(a)	1,861	1,574,961
GMAC Mortgage Corp. Loan Trust, Series 2006-HLTV, Class A3,
5.59%, 10/25/29	338	334,584

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A, Class A,
3.72%, 3/15/23(b)	5,900	5,947,200
GSAA Home Equity Trust, Series 2005-12, Class AF3W,
5.00%, 9/25/35(a)	5,000	4,635,555
GSAMP Trust, Series 2007-HE2, Class A2A,
0.34%, 3/25/47(a)	765	747,238
Helios Finance LP:
Series 2007-S1, Class B1, 0.93%, 10/20/14(a)(b)	1,421	1,414,848
Series 2007-S1, Class B2, 2.58%, 10/20/14(a)(b)	5,744	5,734,178
IndyMac Residential Asset Backed Trust, Series 2007-A, Class 2A1,
0.36%, 4/25/47(a)	637	629,533
JPMorgan Mortgage Acquisition Corp.:
Series 2006-CH1, Class A3, 0.33%, 7/25/36(a)	4,499	4,407,758
Series 2007-CH5, Class A2, 0.28%, 5/25/37(a)	5,358	5,129,283
Lehman XS Trust:
Series 2005-5N, Class 3A3B, 0.62%, 11/25/35(a)	173	168,606
Series 2006-GP4, Class 3A1A, 0.30%, 8/25/46(a)	–	80
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2,
0.78%, 6/25/35(a)	1,794	1,534,898
Morgan Stanley Capital, Inc., Series 2006, Class A3,
0.42%, 12/25/35(a)	1,237	1,213,833
Morgan Stanley Home Equity Loan Trust:
Series 2005-1, Class M2, 0.70%, 12/25/34(a)	4,711	4,164,477
Series 2006-1, Class A2B, 0.43%, 12/25/35(a)	488	479,117
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV2,
0.36%, 9/25/36(a)	3,089	2,975,766
New Century Home Equity Loan Trust:
Series 2005-3, Class A2D, 0.61%, 7/25/35(a)	5,873	5,382,472
Series 2005-3, Class M1, 0.71%, 7/25/35(a)	5,500	4,473,122
Series 2005-3, Class M2, 0.72%, 7/25/35(a)	1,500	1,043,940
Park Place Securities, Inc.:
Series 2004-MHQ1, Class M1, 0.93%, 12/25/34(a)	2,355	2,159,560
Series 2005-WCW3, Class A2C, 0.61%, 8/25/35(a)	7,552	6,916,792
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC3, Class M1, 0.68%, 8/25/35(a)	3,718	3,618,934
Series 2005-RS6, Class M1, 0.73%, 6/25/35(a)	4,300	3,227,189
Series 2005-RS8, Class A2, 0.52%, 10/25/33(a)	2,395	2,259,586
Residential Asset Securities Corp.:
Series 2005-AHL1, Class A2, 0.50%, 7/25/35(a)	475	467,075
Series 2005-AHL2, Class A2, 0.49%, 10/25/35(a)	628	586,479
Series 2007-KS3, Class AI1, 0.34%, 4/25/37(a)	665	658,376
Series 2007-KS4, Class A1, 0.33%, 5/25/37(a)	335	328,392
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3A,
0.28%, 10/25/36(a)	359	355,575
SLC Student Loan Trust, Series 2010-B, Class A2,
3.73%, 7/15/42(a)(b)	3,918	4,106,231
SLM Student Loan Trust, Series 2009-C, Class A,
4.50%, 11/16/43(a)(b)	6,011	5,745,099
Santander Drive Auto Receivables Trust:
Series 2010-2, Class A2, 0.95%, 8/15/13	701	701,306
Series 2010-B, Class C, 3.02%, 10/17/16(b)	2,500	2,492,757
Series 2011-S1A, Class D, 3.10%, 5/15/17(b)	4,853	4,833,369
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR5, Class A1A,
0.52%, 8/25/35(a)	443	437,785
Soundview Home Equity Loan Trust:
Series 2006-EQ1, Class A2, 0.34%, 10/25/36(a)	2,883	2,814,210
Series 2007-1, Class 2A1, 0.32%, 3/25/37(a)	1,877	1,786,899
Series 2007-OPT5, Class 2A1, 1.03%, 10/25/37(a)	70	69,595
Specialty Underwriting & Residential Finance:
Series 2005-BC3, Class M2, 0.73%, 6/25/36(a)	2,600	1,578,346
Series 2006-BC3, Class A2B, 0.32%, 6/25/37(a)	–	–
Structured Asset Investment Loan Trust, Series 2005-1, Class A5,
0.58%, 2/25/35(a)(b)	1,137	1,119,349
Structured Asset Securities Corp.:
Series 2006-BC5, Class A2, 0.28%, 12/25/36(a)	1,607	1,561,772
Series 2006-OPT1, Class A4, 0.39%, 4/25/36(a)	–	–
Terwin Mortgage Trust:
Series 2005-12AL, Class AF2, 4.65%, 7/25/36	431	429,168
Series 2005-14HE, Class AF2, 4.85%, 8/25/36	3,886	3,750,827

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Wheels SPV LLC, Series 2009-1, Class A,
1.78%, 3/15/18(a)(b)	4,616	4,635,506

Total Asset-Backed Securities – 10.0%		228,867,961

Corporate Bonds
Aerospace & Defense – 0.5%
BE Aerospace, Inc.,
6.88%, 10/01/20(c)	1,900	1,980,750
L-3 Communications Corp., Series B,
6.38%, 10/15/15	4,843	4,945,914
TransDigm, Inc.,
7.75%, 12/15/18	3,500	3,561,250

		10,487,914

Air Freight & Logistics – 0.1%
FedEx Corp.,
8.00%, 1/15/19	600	782,984
United Parcel Service, Inc.,
4.88%, 11/15/40	400	458,352

		1,241,336

Auto Components – 0.0%
Cooper US, Inc.:
2.38%, 1/15/16	350	353,929
3.88%, 12/15/20	300	319,010

		672,939

Beverages – 0.4%
Anheuser-Busch InBev Worldwide, Inc.,
6.38%, 1/15/40	1,400	1,858,599
Bottling Group LLC,
5.13%, 1/15/19	1,100	1,284,790
Diageo Finance BV,
3.25%, 1/15/15	2,000	2,093,302
Dr Pepper Snapple Group, Inc.:
2.35%, 12/21/12	1,000	1,015,074
2.90%, 1/15/16	1,250	1,290,789
PepsiCo, Inc.,
4.88%, 11/01/40	1,000	1,145,789

		8,688,343

Biotechnology – 0.5%
Amgen, Inc.:
2.30%, 6/15/16	800	819,085
6.40%, 2/01/39	900	1,184,458
Biogen Idec, Inc.,
6.88%, 3/01/18	4,628	5,669,513
Celgene Corp.,
3.95%, 10/15/20	4,000	4,052,176
Genentech, Inc.,
4.75%, 7/15/15	625	701,301

		12,426,533

Capital Markets – 1.2%
The Bear Stearns Cos., Inc.,
6.40%, 10/02/17	2,500	2,838,502
The Bear Stearns Cos., Inc./JPMorgan Chase & Co.,
5.70%, 11/15/14	3,600	3,882,316
Credit Suisse First Boston USA, Inc.:
5.13%, 1/15/14	1,400	1,466,920
4.88%, 1/15/15(c)	900	947,719
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	1,500	1,544,304
6.15%, 4/01/18	1,500	1,554,414
7.50%, 2/15/19	1,200	1,339,103
6.75%, 10/01/37	1,650	1,509,326
6.25%, 2/01/41	950	923,797
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	2,350	2,350,844
Morgan Stanley:
2.88%, 7/28/14(c)	3,400	3,239,986
6.00%, 4/28/15	1,400	1,393,386
6.25%, 8/28/17	1,500	1,481,173
5.63%, 9/23/19	2,000	1,876,142

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Series F, 5.95%, 12/28/17	850	824,232

		27,172,164

Chemicals – 0.3%
Nalco Co.,
6.63%, 1/15/19(b)	3,500	3,832,500
PPG Industries, Inc.,
6.65%, 3/15/18	2,200	2,706,715

		6,539,215

Commercial Banks – 1.6%
American Express Bank FSB,
5.55%, 10/17/12	1,800	1,876,720
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13(b)	2,800	2,813,740
BNP Paribas/BNP Paribas LLC,
2.13%, 12/21/12(c)	4,000	3,939,712
Deutsche Bank AG/London,
2.38%, 1/11/13	3,500	3,475,808
HSBC Bank USA NA,
5.88%, 11/01/34	1,700	1,624,557
HSBC Holdings Plc:
5.25%, 12/12/12	3,000	3,093,789
6.50%, 9/15/37	700	687,066
JPMorgan Chase Bank NA, Series BKNT,
6.00%, 10/01/17	800	841,044
Wachovia Bank NA,
6.00%, 11/15/17	5,400	5,983,843
Wells Fargo & Co.:
5.25%, 10/23/12	7,700	8,026,980
4.60%, 4/01/21	3,300	3,527,390

		35,890,649

Communications Equipment – 0.3%
Motorola, Inc.,
8.00%, 11/01/11	4,600	4,623,042
Omnicom Group, Inc.,
4.45%, 8/15/20	2,700	2,723,903

		7,346,945

Consumer Finance – 0.6%
American Express Co.,
8.13%, 5/20/19	4,800	6,058,137
American Express Credit Co.,
2.75%, 9/15/15	2,600	2,612,761
Capital One Financial Corp.,
7.38%, 5/23/14	1,600	1,787,184
Caterpillar Financial Services Corp.,
7.05%, 10/01/18(c)	3,000	3,833,127

		14,291,209

Containers & Packaging – 0.4%
Ball Corp.,
5.75%, 5/15/21(c)	2,900	2,820,250
Crown Americas LLC and Crown Americas Capital Corp. II,
7.63%, 5/15/17	3,900	4,124,250
Sealed Air Corp.,
6.88%, 7/15/33(b)	2,000	1,738,468

		8,682,968

Diversified Financial Services – 1.8%
Associates Corp. of North America,
6.95%, 11/01/18	1,500	1,660,333
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,075,299
3.70%, 9/01/15	1,000	921,647
3.75%, 7/12/16	2,400	2,183,546
5.65%, 5/01/18	1,500	1,424,300
5.49%, 3/15/19	1,500	1,316,418
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,473,214
6.38%, 8/12/14	1,400	1,482,207
6.13%, 11/21/17	1,000	1,068,572
8.50%, 5/22/19	1,600	1,932,512
8.13%, 7/15/39	600	719,215
General Electric Capital Corp.:
2.25%, 11/09/15	2,000	1,976,944
4.38%, 9/16/20	4,000	4,070,204

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

4.63%, 1/07/21	1,600	1,660,565
6.75%, 3/15/32	500	570,786
6.88%, 1/10/39	1,000	1,147,741
Genworth Global Funding Trusts,
5.75%, 5/15/13	1,000	1,013,534
JPMorgan Chase & Co.:
4.75%, 5/01/13	3,100	3,259,213
3.45%, 3/01/16	3,300	3,313,609
3.15%, 7/05/16	1,100	1,092,857
5.60%, 7/15/41	2,400	2,507,052
SLM Corp.:
6.25%, 1/25/16	300	294,460
8.00%, 3/25/20	950	937,837

		40,102,065

Diversified Telecommunication Services – 1.5%
AT&T, Inc.:
4.95%, 1/15/13	1,500	1,571,010
2.40%, 8/15/16	1,250	1,261,566
6.55%, 2/15/39	2,000	2,368,564
5.35%, 9/01/40	1,231	1,286,768
BellSouth Corp.,
6.55%, 6/15/34	2,400	2,782,606
British Telecommunications Plc,
9.88%, 12/15/30	400	578,697
Embarq Corp.,
8.00%, 6/01/36	3,000	2,814,882
Qwest Corp.,
8.38%, 5/01/16	3,300	3,621,750
Telefonica Emisiones SAU,
5.86%, 2/04/13	3,600	3,664,202
Verizon Communications, Inc.:
8.75%, 11/01/18	2,000	2,678,262
6.90%, 4/15/38	900	1,160,812
8.95%, 3/01/39	500	772,226
7.35%, 4/01/39	1,700	2,293,407
Virgin Media Secured Finance Plc,
6.50%, 1/15/18	2,600	2,762,500
Windstream Corp.,
7.88%, 11/01/17(c)	5,650	5,720,625

		35,337,877

Electric Utilities – 1.6%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,100,563
5.88%, 2/01/33	3,500	4,155,116
Duke Energy Corp.,
5.05%, 9/15/19	2,000	2,253,524
FirstEnergy Solutions Corp.,
6.05%, 8/15/21	1,200	1,328,791
Ipalco Enterprises, Inc.,
5.00%, 5/01/18(b)	850	777,750
MidAmerican Energy Holdings Co.,
5.75%, 4/01/18	6,550	7,551,515
Northern States Power Co,
5.25%, 7/15/35	2,500	2,955,070
Oncor Electric Delivery Co. LLC,
5.95%, 9/01/13	2,750	2,962,572
Pacific Gas & Electric Co.:
5.63%, 11/30/17	1,500	1,747,317
3.25%, 9/15/21	2,900	2,868,816
PacifiCorp,
5.50%, 1/15/19	1,300	1,555,311
Progress Energy, Inc.:
4.88%, 12/01/19	3,100	3,451,652
4.40%, 1/15/21	3,700	3,983,579
Southern Co.,
4.15%, 5/15/14	900	959,212

		37,650,788

Electrical Equipment – 0.1%
Roper Industries, Inc.,
6.25%, 9/01/19	1,500	1,773,807

Electronic Equipment, Instruments & Components – 0.1%
Tyco Electronics Group SA,
6.55%, 10/01/17	2,900	3,408,721

Energy Equipment & Services – 0.1%
Baker Hughes, Inc.,
3.20%, 8/15/21(b)(c)	3,100	3,123,994

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Food & Staples Retailing – 0.1%
Wal-Mart Stores, Inc.,
4.88%, 7/08/40	1,700	1,884,358

Food Products – 0.8%
General Mills, Inc.,
5.65%, 2/15/19	1,400	1,657,772
HJ Heinz Finance Co.,
7.13%, 8/01/39(b)	1,400	1,951,524
Hershey Co. (The),
4.13%, 12/01/20	1,550	1,707,173
Kellogg Co.:
5.13%, 12/03/12	2,300	2,410,083
4.45%, 5/30/16	100	111,453
3.25%, 5/21/18	1,550	1,628,507
Series B, 7.45%, 4/01/31	100	144,660
Kraft Foods, Inc.,
5.38%, 2/10/20	3,600	4,074,196
Mead Johnson Nutrition Co.,
4.90%, 11/01/19	4,500	5,034,213

		18,719,581

Health Care Equipment & Supplies – 0.2%
Covidien International Finance SA,
6.55%, 10/15/37	1,600	2,061,889
Zimmer Holdings, Inc.,
4.63%, 11/30/19	1,450	1,601,792

		3,663,681

Health Care Providers & Services – 1.1%
AmerisourceBergen Corp.,
4.88%, 11/15/19	900	1,009,103
CIGNA Corp.,
4.38%, 12/15/20	1,900	1,985,821
Cardinal Health, Inc.,
4.63%, 12/15/20	4,300	4,667,452
Coventry Health Care, Inc.,
5.45%, 6/15/21	1,400	1,511,675
DaVita, Inc.:
6.38%, 11/01/18	3,550	3,408,000
6.63%, 11/01/20	2,200	2,112,000
Health Net, Inc.,
6.38%, 6/01/17	2,300	2,374,750
Humana, Inc.,
6.45%, 6/01/16	2,400	2,716,131
UnitedHealth Group, Inc.:
4.70%, 2/15/21(c)	3,100	3,421,200
6.88%, 2/15/38	1,700	2,224,287
5.70%, 10/15/40	250	285,470

		25,715,889

Hotels, Restaurants & Leisure – 0.6%
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,349,985
4.88%, 7/15/40	1,600	1,828,971
Wyndham Worldwide Corp.,
6.00%, 12/01/16	3,100	3,242,268
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,146,392
6.25%, 3/15/18	2,500	2,955,490
6.88%, 11/15/37	2,100	2,752,147

		14,275,253

Household Durables – 0.1%
Stanley Black & Decker, Inc.,
5.20%, 9/01/40	600	669,610
Tupperware Brands Corp.,
4.75%, 6/01/21(b)	900	901,468

		1,571,078

Independent Power Producers & Energy Traders – 0.3%
Constellation Energy Group, Inc.,
5.15%, 12/01/20	3,200	3,263,446
Exelon Generation Co. LLC,
5.75%, 10/01/41	500	541,538
PSEG Power LLC,
4.15%, 9/15/21	1,150	1,152,032

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Southern Power Co.,
5.15%, 9/15/41	1,000	1,039,038

		5,996,054

Industrial Conglomerates – 0.5%
Tyco International Finance SA,
8.50%, 1/15/19	8,000	10,442,824

Insurance – 1.1%
AON Corp.,
3.13%, 5/27/16(c)	400	400,110
Allstate Life Global Funding Trusts,
5.38%, 4/30/13	5,250	5,563,992
American International Group:
6.40%, 12/15/20	1,200	1,222,548
6.25%, 3/15/37	500	346,250
8.18%, 5/15/68(a)	500	441,250
Markel Corp.,
5.35%, 6/01/21	1,300	1,326,632
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	445,559
9.25%, 4/15/19	2,300	3,020,657
4.80%, 7/15/21	1,600	1,677,533
Metropolitan Life Global Funding I,
2.50%, 1/11/13(b)	2,500	2,526,575
Prudential Financial, Inc.:
5.15%, 1/15/13	1,750	1,815,557
7.38%, 6/15/19	1,000	1,171,799
Willis Group Holdings Plc:
4.13%, 3/15/16	2,600	2,642,936
5.75%, 3/15/21	1,300	1,356,922
XL Group Ltd.,
5.75%, 10/01/21	1,400	1,395,987

		25,354,307

Internet Software & Services – 0.1%
Digital Realty Trust LP,
5.88%, 2/01/20	2,800	2,945,827

IT Services – 0.6%
International Business Machines Corp.:
2.00%, 1/05/16	8,600	8,723,676
7.63%, 10/15/18	2,050	2,718,907
5.60%, 11/30/39	1,600	1,973,842
The Western Union Co.,
6.20%, 11/17/36	600	635,603

		14,052,028

Life Sciences Tools & Services – 0.4%
Bio-Rad Laboratories, Inc.,
4.88%, 12/15/20	4,100	4,243,500
Thermo Fisher Scientific, Inc.:
3.25%, 11/20/14	1,600	1,694,318
4.50%, 3/01/21	1,900	2,110,942
Virgin Media Secured Finance Plc,
5.25%, 1/15/21	600	645,663

		8,694,423

Machinery – 0.3%
Case New Holland, Inc.,
7.75%, 9/01/13	3,191	3,326,617
Danaher Corp.,
2.30%, 6/23/16	450	460,988
Dover Corp.,
4.30%, 3/01/21	2,400	2,675,225

		6,462,830

Media – 1.8%
CBS Corp.:
4.30%, 2/15/21(c)	2,000	2,010,948
5.90%, 10/15/40	2,200	2,310,374
CSC Holdings, Inc.,
7.63%, 7/15/18	4,550	4,754,750
Comcast Corp.,
5.70%, 5/15/18	2,450	2,831,536
DirecTV Holdings LLC,
5.20%, 3/15/20	400	430,892

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

DISH DBS Corp.:
6.38%, 10/01/11	500	500,000
7.88%, 9/01/19	2,700	2,754,000
6.75%, 6/01/21(b)	1,200	1,146,000
DirecTV Holdings LLC/DirecTV Financing Co., Inc.:
7.63%, 5/15/16	4,800	5,160,000
5.88%, 10/01/19	1,500	1,687,646
NBCUniversal Media LLC,
6.40%, 4/30/40	500	582,930
News America, Inc.,
4.50%, 2/15/21	2,500	2,511,645
TCM Mobile LLC,
3.55%, 1/15/15(b)	1,600	1,701,960
Time Warner, Inc.:
8.25%, 4/01/19	2,350	2,942,729
5.00%, 2/01/20	2,350	2,496,363
5.88%, 11/15/40	1,600	1,639,443
6.25%, 3/29/41	1,100	1,254,982
Viacom, Inc.:
4.38%, 9/15/14	1,300	1,389,077
6.88%, 4/30/36	2,700	3,217,436

		41,322,711

Metals & Mining – 0.9%
Alcoa, Inc.,
5.55%, 2/01/17(c)	1,400	1,463,535
Barrick Australian Finance Pty Ltd.,
5.95%, 10/15/39	1,475	1,593,702
Cliffs Natural Resources, Inc.,
4.88%, 4/01/21	2,000	1,933,186
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/01/17	2,200	2,359,500
Kinross Gold Corp.,
6.88%, 9/01/41(b)	1,100	1,176,783
Rio Tinto Finance USA Ltd.:
9.00%, 5/01/19	2,500	3,364,420
3.50%, 11/02/20	4,300	4,228,268
Vale Overseas Ltd.:
6.88%, 11/21/36	1,000	1,078,599
6.88%, 11/10/39	1,400	1,505,000
Xstrata Canada Corp.,
6.20%, 6/15/35	1,000	1,057,730

		19,760,723

Multi-Utilities – 0.4%
Dominion Resources, Inc.:
6.40%, 6/15/18	4,050	4,871,696
4.45%, 3/15/21	2,100	2,284,248
PSEG Power LLC,
6.95%, 6/01/12	2,300	2,386,763

		9,542,707

Multiline Retail – 0.0%
Nordstrom, Inc.,
7.00%, 1/15/38	600	795,868

Oil, Gas & Consumable Fuels – 1.7%
Anadarko Petroleum Corp.:
6.45%, 9/15/36	1,000	1,057,789
6.20%, 3/15/40	1,300	1,353,399
BP Capital Markets Plc:
3.13%, 10/01/15	700	723,296
3.20%, 3/11/16	1,500	1,563,790
Buckeye Partners LP,
4.88%, 2/01/21	550	566,459
ConocoPhillips,
6.50%, 2/01/39	1,400	1,856,469
ConocoPhillips Canada Funding Co. I,
5.63%, 10/15/16	500	580,619
EnCana Corp.,
6.50%, 5/15/19(c)	400	478,728
Energy Transfer Partners LP:
9.70%, 3/15/19	1,900	2,352,090
9.00%, 4/15/19	800	963,667
Enterprise Products Operating LLC:
5.20%, 9/01/20	500	549,753

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

5.75%, 3/01/35	1,500	1,559,025
5.95%, 2/01/41	900	965,423
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19(b)	300	276,000
8.63%, 4/15/20	3,200	3,296,000
7.75%, 2/01/21	250	250,000
Marathon Oil Corp.,
6.60%, 10/01/37	900	1,068,355
Marathon Petroleum Corp.:
5.13%, 3/01/21(b)	–	–
6.50%, 3/01/41(b)(c)	1,000	1,078,809
Newfield Exploration Co.,
7.13%, 5/15/18	1,182	1,223,370
Petrobras International Finance Co.:
5.75%, 1/20/20	1,500	1,557,000
6.88%, 1/20/40	600	633,000
Petrobras International Finance Co. - Pifco,
6.75%, 1/27/41	700	724,500
Petroleos Mexicanos,
6.50%, 6/02/41(b)	900	931,500
Petronas Capital Ltd.,
5.25%, 8/12/19	2,200	2,402,704
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19	600	765,707
6.70%, 5/15/36	1,000	1,138,595
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	2,850	3,488,431
3.80%, 10/01/20	4,200	4,429,773
Williams Partners LP,
3.80%, 2/15/15	800	834,677

		38,668,928

Paper & Forest Products – 0.2%
Domtar Corp.,
10.75%, 6/01/17	1,500	1,867,500
International Paper Co.,
9.38%, 5/15/19(c)	1,600	1,955,741

		3,823,241

Pharmaceuticals – 0.8%
Abbott Laboratories,
5.30%, 5/27/40	1,400	1,668,255
AstraZeneca Plc,
6.45%, 9/15/37	1,500	2,004,108
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18	1,200	1,451,102
6.38%, 5/15/38	500	670,285
Johnson & Johnson,
4.50%, 9/01/40	1,800	2,002,911
Pfizer, Inc.,
6.20%, 3/15/19	1,500	1,879,706
Sanofi-Aventis SA,
2.63%, 3/29/16	2,400	2,483,023
Valeant Pharmaceuticals International,
6.50%, 7/15/16(b)	5,600	5,208,000

		17,367,390

Professional Services – 0.0%
Dun & Bradstreet Corp.,
2.88%, 11/15/15	600	618,263

Real Estate Investment Trusts (REITs) – 0.2%
Host Hotels & Resorts, Inc.,
6.00%, 11/01/20(c)	3,500	3,403,750
Simon Property Group LP,
5.65%, 2/01/20	1,000	1,096,621

		4,500,371

Road & Rail – 0.4%
Burlington Northern Santa Fe LLC,
5.40%, 6/01/41	2,700	3,047,466
CSX Corp.:
5.75%, 3/15/13	2,600	2,763,693
5.50%, 4/15/41	800	915,642
Norfolk Southern Corp.,
5.75%, 1/15/16	1,100	1,262,531

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Union Pacific Corp.,
6.13%, 2/15/20(c)	1,300	1,579,301

		9,568,633

Semiconductors & Semiconductor Equipment – 0.1%
Broadcom Corp.,
2.38%, 11/01/15	300	302,698
Intel Corp.,
3.30%, 10/01/21	2,100	2,145,238

		2,447,936

Software – 0.3%
Oracle Corp.:
5.25%, 1/15/16	1,500	1,722,916
5.75%, 4/15/18	550	655,288
5.38%, 7/15/40(b)(c)	3,100	3,595,991

		5,974,195

Specialty Retail – 0.9%
AutoZone, Inc.,
4.00%, 11/15/20	6,600	6,610,784
Limited Brands, Inc.:
6.90%, 7/15/17	3,300	3,456,750
8.50%, 6/15/19(c)	4,000	4,520,000
O’Reilly Automotive, Inc.,
4.63%, 9/15/21	2,300	2,322,809
The Sherwin-Williams Co.,
3.13%, 12/15/14	3,300	3,485,896

		20,396,239

Tobacco – 0.7%
Altria Group, Inc.:
9.70%, 11/10/18	2,750	3,644,275
9.25%, 8/06/19	1,100	1,441,884
4.75%, 5/05/21	3,550	3,672,013
9.95%, 11/10/38	200	285,017
Lorillard Tobacco Co.,
3.50%, 8/04/16	1,200	1,201,654
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,334,145
5.65%, 5/16/18	1,300	1,536,175
6.38%, 5/16/38	1,500	1,933,691

		16,048,854

Wireless Telecommunication Services – 0.4%
America Movil SAB de CV,
5.00%, 3/30/20	2,800	2,956,800
American Tower Corp.:
4.50%, 1/15/18	2,100	2,102,375
5.05%, 9/01/20	2,300	2,295,322
Vodafone Group Plc:
2.88%, 3/16/16(c)	1,800	1,839,823
5.63%, 2/27/17	950	1,088,699

		10,283,019

Total Corporate Bonds – 26.1%		595,734,678

Foreign Agency Obligations
Brazilian Government International Bond,
5.63%, 1/07/41	1,500	1,616,250
Colombia Government International Bond:
4.38%, 7/12/21	4,300	4,386,000
7.38%, 9/18/37	800	1,043,200
Indonesia Government International Bond,
5.88%, 3/13/20(b)	1,800	1,944,000
Mexico Government International Bond:
5.13%, 1/15/20(c)	2,350	2,543,875
6.05%, 1/11/40	2,000	2,260,000
Panama Government International Bond,
6.70%, 1/26/36	800	968,000

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Peruvian Government International Bond:
7.13%, 3/30/19(c)	1,900	2,294,250
6.55%, 3/14/37	300	348,000
South Africa Government International Bond,
5.50%, 3/09/20	2,000	2,187,500

Total Foreign Agency Obligations – 0.9%		19,591,075

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 3.1%
Arran Residential Mortgages Funding Plc:
Series 2010-1A, Class A1C, 1.49%, 5/16/47(a)(b)	3,264	3,260,593
Series 2011-1A, Class A1C, 1.50%, 11/19/47(a)(b)	7,078	7,068,968
Banc of America Alternative Loan Trust, Series 2004-10, Class 3A1,
5.50%, 11/25/19	2,603	2,630,601
Banc of America Funding Corp.:
Series 2005-8, Class 4A27, 5.75%, 1/25/36	1,102	1,075,707
Series 2006-6, Class 1A12, 5.75%, 8/25/36	342	335,409
Citicorp Mortgage Securities, Inc.:
Series 2006-1, Class 2A1, 5.00%, 2/25/21	961	952,361
Series 2007-3, Class 1A7, 6.00%, 4/25/37	1,996	1,992,946
Countrywide Alternative Loan Trust:
Series 2005-51, Class 1A2A, 0.52%, 11/20/35(a)	2,742	2,610,389
Series 2006-HY12, Class A1, 5.64%, 8/25/36(a)	797	776,579
Series 2006-OA2, Class A2A, 0.38%, 5/20/46(a)	75	72,294
Crusade Global Trust, Series 2004-1, Class A1,
0.40%, 1/16/35(a)	3,510	3,504,624
First Horizon Asset Securities, Inc., Series 2006-2, Class 1A6,
6.00%, 8/25/36	312	311,794
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 4A3,
4.89%, 6/19/35(a)	3,894	3,760,648
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A2,
2.79%, 1/25/36(a)	3,177	2,977,613
Greenpoint Mortgage Funding Trust:
Series 2006-AR4, Class A1A, 0.33%, 9/25/46(a)	–	21
Series 2006-AR5, Class A1A, 0.31%, 10/25/46(a)	2,854	2,681,441
HSI Asset Securitization Corp. Trust, Series 2005, Class 2A4,
0.62%, 8/25/35(a)	1,266	1,157,392
Holmes Master Issuer Plc:
Series 2007-2A, Class 3A1, 0.33%, 7/15/21(a)	3,934	3,932,269
Series 2011-1A, Class A2, 1.60%, 10/15/54(a)(b)	7,700	7,653,253
JPMorgan Alternative Loan Trust, Series 2006-A7, Class 1A2,
0.29%, 12/25/36(a)	2,329	2,266,416
National RMBS Trust, Series 2004-1, Class A1,
0.46%, 3/20/34(a)	3,961	3,958,435
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B,
0.49%, 7/25/35(a)	1,056	961,792
Residential Accredit Loans, Inc., Series 2004-QS9, Class A1,
5.00%, 6/25/19	722	720,244
Structured Asset Mortgage Investments, Inc., Series 2007-AR4, Class A1,
0.43%, 9/25/47(a)	2,122	2,069,762
Thornburg Mortgage Securities Trust:
Series 2006-6, Class A2, 0.38%, 11/25/46(a)	811	800,381
Series 2007-1, Class A2B, 0.32%, 3/25/37(a)	3,772	3,694,936
Series 2007-2, Class A1, 0.36%, 6/25/37(a)	568	544,114
Series 2007-2, Class A3A, 0.35%, 6/25/37(a)	7,852	7,588,757
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-11, Class 1A13, 4.75%, 10/25/18	827	850,218
Series 2005-7, Class A3, 5.25%, 9/25/35	917	919,497
Series 2005-AR14, Class A2, 5.35%, 8/25/35(a)	286	283,663

		71,413,117

Commercial Mortgage-Backed Securities – 3.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-6, Class A3,
4.51%, 12/10/42	1,154	1,161,289
Bear Stearns Commercial Mortgage Securities, Series 2002-TOP8, Class A2,
4.83%, 8/15/38	5,600	5,708,646
CW Capital Cobalt Ltd., Series 2006-C1, Class A4,
5.22%, 8/15/48	3,000	3,122,958
Citigroup Commercial Mortgage Trust:
Series 2008-C7, Class A4, 6.27%, 12/10/49(a)	2,500	2,723,497

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Series 2008-C7, Class AM, 6.27%, 12/10/49(a)	2,200	1,946,971
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKN2, Class A3, 6.13%, 4/15/37	1,794	1,809,905
Series 2002-CKP1, Class A3, 6.44%, 12/15/35	789	796,261
Series 2005-C5, Class AM, 5.10%, 8/15/38(a)	1,500	1,535,939
First Union National Bank Commercial Mortgage, Series 2002-C1, Class A2,
6.14%, 2/12/34	1,493	1,499,695
GE Capital Commercial Mortgage Corp.:
Series 2002-1A, Class A3, 6.27%, 12/10/35	3,768	3,805,004
Series 2007-C1, Class A2, 5.42%, 12/10/49	1,826	1,835,389
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5,
5.22%, 4/10/37(a)	1,000	1,061,616
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A3, 6.47%, 11/15/35	797	795,908
Series 2002-CIB4, Class A3, 6.16%, 5/12/34	7,220	7,258,426
Series 2005-CB12, Class A3A1, 4.82%, 9/12/37	2,038	2,043,296
Series 2007-CB19, Class A3, 5.93%, 2/12/49(a)	4,300	4,480,200
Series 2007-LDPX, Class A1S, 4.93%, 1/15/49	9,078	9,080,664
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class A2, 5.30%, 11/15/38	5,321	5,338,036
Series 2007-C6, Class A4, 5.86%, 7/15/40(a)	5,700	6,099,849
Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2,
5.44%, 2/12/39(a)	368	367,666
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3,
4.89%, 2/12/42	485	489,919
Morgan Stanley Dean Witter Capital I, Series 2002-IQ3, Class A4,
5.08%, 9/15/37	2,310	2,364,311
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3,
5.68%, 5/15/46	6,000	6,371,724

		71,697,169

Total Non-Agency Mortgage-Backed Securities – 6.3%		143,110,286

Preferred Securities
Capital Trusts
Insurance – 0.3%
AON Corp.,
8.21%, 1/01/27	1,700	1,977,408
Chubb Corp.:
6.00%, 5/11/37	800	944,531
6.38%, 3/29/67(a)	2,550	2,470,312
The Travelers Cos., Inc.,
6.25%, 6/15/37	1,000	1,179,625

		6,571,876

Total Capital Trusts – 0.3%		6,571,876

	Shares
Trust Preferred – 0.2%
Diversified Financial Services – 0.2%
JPMorgan Chase Capital XXVII,
7.00%, 11/01/39	3,500	3,512,604

Total Preferred Securities – 0.5%		10,084,480

Preferred Stocks
Diversified Telecommunication Services – 0.2%
Qwest Corp.,
7.38%, 6/01/16	196	4,917,640

Total Preferred Stocks – 0.2%		4,917,640

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)
Taxable Municipal Bonds
Chicago, Illinois Waterworks Revenue,
6.74%, 11/01/40	150	192,381
Massachusetts State Transportation Fund Revenue,
5.73%, 6/01/40	150	191,922
New Jersey State Turnpike Authority Revenue,
7.10%, 1/01/41	700	937,083
New York City Transitional Finance Authority Revenue,
5.57%, 11/01/38	450	533,394
Orange County Local Transportation Authority Sales Tax Revenue,
6.91%, 2/15/41	450	606,208
Port Authority of New York & New Jersey Revenue,
5.65%, 11/01/40	800	929,960
San Diego County Regional Transportation Commission Revenue,
5.91%, 4/01/39	600	753,660
San Francisco City & County Public Utilities Commission Revenue,
6.95%, 11/01/31	900	1,193,625
State of California:
7.55%, 4/01/39	400	490,104
7.63%, 3/01/40	1,150	1,417,628
7.60%, 11/01/40	250	309,298
State of Illinois,
2.77%, 1/01/12	5,200	5,222,932
State of Mississippi,
5.25%, 11/01/34	600	674,742
University of Missouri System Facilities Revenue,
5.79%, 11/01/41	300	382,422

Total Taxable Municipal Bonds – 0.6%		13,835,359

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations – 1.3%
Fannie Mae REMICS:
Series 2007-54, Class PF, 0.45%, 6/25/37(a)	6,263	6,231,212
Series 2010-35, Class EF, 0.78%, 4/25/40(a)	8,033	8,059,603
Series 2010-89, Class CF, 0.68%, 2/25/38(a)	6,548	6,550,476
Freddie Mac Mortgage Backed Securities:
Series 3667, Class FW, 0.78%, 2/15/38(a)	5,116	5,131,995
Series 3807, Class FN, 0.73%, 2/15/41(a)	4,538	4,544,757

		30,518,043

Interest Only Collateralized Mortgage Obligations – 0.0%
Freddie Mac Mortgage Backed Securities:
Series 2989, Class WI, 5.50%, 5/15/29	98	201
Series 3003, Class BI, 5.00%, 12/15/34	119	280

		481

Mortgage-Backed Securities – 83.4%
Fannie Mae Mortgage Backed Securities:
2.35%, 1/01/36(a)	1,892	1,990,941
2.38%, 4/11/16	33,812	35,639,302
2.40%, 8/01/33	2,980	3,130,111
2.47%, 5/01/33(a)	3,825	4,025,157
2.53%, 1/01/35(a)	1,650	1,735,727
2.75%, 8/01/41(a)	4,202	4,354,374
3.00%, 2/01/26-10/01/41(d)	40,857	42,092,625
3.31%, 9/01/41(a)	2,286	2,376,035
3.36%, 4/01/40(a)	649	677,330
3.50%, 2/01/26-10/01/41(d)	77,877	80,558,184
3.60%, 5/01/40(a)	4,199	4,404,560
4.00%, 8/01/25-10/01/41(d)	241,854	253,807,136
4.50%, 10/01/24-10/01/41(d)	314,876	334,206,759
5.00%, 1/01/18-10/01/41(d)	396,409	426,629,555
5.50%, 9/01/19-10/01/41(d)	131,378	142,990,200
6.00%, 11/01/22-10/01/41(d)	86,599	95,193,468
6.50%, 12/01/30-12/01/32	18,307	20,703,099
Freddie Mac Mortgage Backed Securities:
2.33%, 10/01/33(a)	1,653	1,701,260
2.50%, 5/27/16	26,214	27,758,791

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

3.26%, 8/01/41(a)	2,940	3,065,272
3.34%, 2/01/40(a)	4,081	4,263,153
3.34%, 7/01/41(a)	1,696	1,766,748
3.50%, 12/01/25 - 10/01/41(d)	8,800	9,166,175
4.00%, 3/01/26 - 10/01/41(d)	35,868	37,660,679
4.50%, 8/01/20 - 10/01/41(d)	55,007	58,318,777
4.58%, 4/01/38(a)	5,353	5,709,664
5.00%, 10/01/20 - 10/01/41(d)	45,096	48,444,743
5.50%, 12/01/27 - 8/01/38	31,698	34,453,177
6.00%, 12/01/28 - 1/01/38	24,702	27,239,756
6.23%, 11/01/36(a)	2,128	2,207,124
6.50%, 5/01/21 - 1/01/36	4,121	4,635,931
Ginnie Mae Mortgage Backed Securities:
3.50%, 12/15/40	979	1,024,986
4.00%, 9/15/40 - 10/01/41(d)	19,697	21,112,072
4.50%, 3/15/39 - 10/01/41(d)	75,864	82,510,154
5.00%, 9/15/39 - 10/01/41(d)	45,075	49,776,710
5.50%, 6/15/34 - 11/20/39	17,628	19,541,060
6.00%, 10/01/41(d)	9,000	10,036,406

		1,904,907,201

Total U.S. Government Sponsored Agency Securities – 84.7%		1,935,425,725

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.25%, 5/15/30	17,228	26,350,454
5.00%, 5/15/37(c)	23,800	33,134,075
4.38%, 5/15/40(c)(e)	23,100	29,734,089
3.88%, 8/15/40(c)	9,800	11,643,625
4.25%, 11/15/40(c)	4,640	5,867,424
4.38%, 5/15/41	4,500	5,813,460
U.S. Treasury Notes:
1.25%, 2/15/14(c)	61,000	62,277,218
1.75%, 3/31/14	33,000	34,126,653
2.75%, 12/31/17(c)	26,500	28,882,933

Total U.S. Treasury Obligations – 10.4%		237,829,931

Total Long-Term Investments (Cost – $3,091,398,599) – 139.7%		3,189,397,135

Short-Term Securities	Shares
Money Market Funds – 16.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.18%(f)(g)(h)	347,666,815	347,666,815
BlackRock Cash Funds: Prime, SL Agency Shares,
0.18%(f)(g)(h)	22,941,951	22,941,951

		370,608,766

Total Short-Term Securities (Cost – $370,608,766) – 16.2%		370,608,766

Total Investments Before TBA Sale Commitments (Cost – $3,462,007,365*) – 155.9%		3,560,005,901

TBA Sale Commitments (d)	Par (000)
Fannie Mae Mortgage Backed Securities:
3.00%, 2/01/26 -10/01/41	$6,800	(7,005,063)
3.50%, 2/01/26 -10/01/41	96,300	(99,431,422)

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

4.00%, 8/01/25 -10/01/41	281,860	(295,520,138)
4.50%, 10/01/24 -10/01/41	97,500	(103,438,672)
5.00%, 1/01/18 -10/01/41	415,600	(447,029,656)
5.50%, 9/01/19 -10/01/41	76,100	(82,580,391)
6.00%, 11/01/22 -10/01/41	52,300	(57,366,563)
Freddie Mac Mortgage Backed Securities:
4.00%, 3/01/26 - 10/01/41	1,000	(1,046,563)
Ginnie Mae Mortgage Backed Securities:
4.00%, 9/15/40 -10/01/41	24,700	(26,413,563)
4.50%, 3/15/39 -10/01/41	24,700	(26,834,227)
5.00%, 9/15/39 -10/01/41	8,000	(8,785,000)

Total TBA Sale Commitments (Proceeds – $1,156,825,572) – (50.6%)		(1,155,451,258)

Total Investments Net of TBA Sale Commitments – 105.3%		2,404,554,643
Liabilities in Excess of Other Assets – (5.3)%		(122,046,527)

Net Assets – 100.0%		$2,282,508,116

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,462,749,586

Gross unrealized appreciation	$108,712,123
Gross unrealized depreciation	(11,455,808)

Net unrealized appreciation	$97,256,315

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of security, is on loan.

(d)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Securities	$126,656,516	$699,449
Barclays Capital Inc.	$10,134,594	$57,945
BNP Paribas	$(103,503,109)	$(1,034,008)
Citigroup Global	$(14,648,474)	$43,692
Credit Suisse Securities LLC	$252,220,594	$93,851
Deutsche Bank Securities, Inc.	$(510,663,851)	$(918,867)
Goldman Sachs & Co.	$83,319,172	$233,996
JPMorgan Securities, Ltd.	$54,836,063	$(4,379)
Morgan Stanley Capital Services, Inc.	$(37,492,691)	$76,717
Nomura Securities	$(11,544,156)	$(50,806)
RBS Securities LLC	$61,300,141	$337,338
UBS Securities LLC	$9,389,672	$(2,074)
Wells Fargo Securities	$81,331,922	$333,921

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

(e)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

(f)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at September 30, 2011	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	519,520,789	(171,853,974)	347,666,815	$467,415
BlackRock Cash Funds: Prime, SL Agency Shares	12,803,177	10,138,774	22,941,951	$24,329

(g)	Represents the current yield as of report date.

(h)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
46	Euro-Dollar Future	Chicago	December 2011	$6,278,540	$33,084
985	2-Year U.S. Treasury Notes	Chicago	December 2011	$216,900,079	(272,302)
654	5-Year U.S. Treasury Notes	Chicago	December 2011	$80,104,781	(125,913)
2,052	10-Year U.S. Treasury Notes	Chicago	December 2011	$266,952,375	335,397
248	30-Year U.S. Treasury Bonds	Chicago	December 2011	$35,371,000	675,635
181	Ultra Long U.S. Treasury Bonds	Chicago	December 2011	$28,711,125	114,239

Total					$760,140

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
General Electric Capital Corp.	3.25%	Deutsche Bank AG	12/20/13	$4,000	$(9,150)

•	Credit default swaps on traded indexes - buy protection outstanding as of September 30, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Dow Jones CDX North America High Yield	5.00%	BNP Paribas	6/20/16	$26,000	$2,667,693

•	Credit default swaps on traded indexes - sold protection outstanding as of September 30, 2011 were as follows:

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

Index	Received Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Dow Jones CDX North America High Yield	5.00%	BNP Paribas	6/20/16	B	$3,500	$271,336
Dow Jones CDX North America High Yield	5.00%	BNP Paribas	6/20/16	B	$10,000	77,783
Dow Jones CDX North America High Yield	5.00%	Deutsche Bank AG	6/20/16	B	$19,400	101,485
Dow Jones CDX North America High Yield	5.00%	Deutsche Bank AG	6/20/16	B	$29,000	968,649

						$1,419,253

[1]	Using Standard & Poor’s rating of the underlying securities.

[2]	The maximum potential amount the Master Portfolio may pay should a negative event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of September 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation
1.65%[3]	3-month LIBOR	Deutsche Bank AG	September 2018	$62,000	$212,117

[3]	Pays fixed interest rate and receives floating rate.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$228,867,961	–	$228,867,961
Corporate Bonds	–	595,734,678	–	595,734,678
Foreign Agency Obligations	–	19,591,075	–	19,591,075
Non-Agency Mortgage-Backed Securities	–	143,110,286	–	143,110,286
Preferred Securities	–	10,084,480	–	10,084,480

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

Preferred Stocks	$4,917,640	–	–	4,917,640
Taxable Municipal Bonds	–	13,835,359	–	13,835,359
U.S. Government Sponsored Agency Securities	–	1,935,425,725	–	1,935,425,725
U.S. Treasury Obligations	–	237,829,931	–	237,829,931
Short-Term Securities:
Money Market Funds	370,608,766	–	–	370,608,766

Liabilities:
TBA Sale Commitments	–	(1,155,451,258)	–	(1,155,451,258)

Total	$375,526,406	$2,029,028,237	–	$2,404,554,643

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$4,086,946	–	$4,086,946
Interest rate contracts	$1,158,355	212,117	–	1,370,472
Liabilities:
Credit contracts	–	(9,150)	–	(9,150)
Interest rate contracts	(398,215)	–	–	(398,215)

Total	$760,140	$4,289,913	–	$5,050,053

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments September 30, 2011 (Unaudited)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee(a)
Bank of Montreal, Chicago(b):
0.33%, 11/22/11	$300,000	$300,000,000
0.32%, 2/29/12	100,000	100,000,000
Bank of Nova Scotia, Houston:
0.25%, 11/15/11	800,000	800,000,000
0.35%, 2/27/12	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.25%, 10/04/11	347,000	347,000,000
0.11%, 10/06/11	500,000	500,000,000
0.32%, 11/29/11	575,000	575,000,000
0.36%, 2/07/12	45,000	45,000,000
BNP Paribas,
0.35%, 10/05/11	350,000	350,000,000
BNP Paribas S.A., New York,
0.54%, 12/12/11(b)	200,000	200,000,000
Deutsche Bank AG, New York,
0.31%, 10/05/11(b)	225,000	225,000,000
HSBC Bank:
0.55%, 2/22/12	175,000	175,006,956
0.53%, 2/28/12	200,000	200,008,290
Lloyds TSB Bank Plc, New York,
0.44%, 2/14/12(b)	256,640	256,640,000
Mizuho Corporate Bank Ltd., New York:
0.30%, 11/10/11	245,000	245,000,000
0.32%, 11/30/11	400,000	400,000,000
0.32%, 12/06/11	200,000	199,998,168
0.32%, 12/07/11	45,000	45,000,000
Nordea Bank Finland Plc, New York,
0.25%, 11/01/11	67,000	67,000,000
Norinchukin Bank, New York,
0.18%, 10/05/11	675,000	675,000,000
Rabobank Nederland N.V., New York:
0.23%, 11/08/11	165,000	164,996,518
0.25%, 11/14/11	555,000	555,000,000
0.43%, 3/07/12	45,000	45,000,000
Royal Bank of Canada, New York(b):
0.26%, 10/14/11	170,000	170,000,000
0.27%, 5/03/12	325,000	325,000,000
Societe Generale, New York(b):
0.37%, 11/21/11	57,500	57,500,000
0.40%, 11/21/11	71,500	71,500,000
Sumitomo Mitsui Banking Corp., New York:
0.26%, 10/13/11	400,000	400,000,000
0.32%, 11/28/11	150,000	150,000,000
0.35%, 1/10/12	376,500	376,500,000
0.38%, 2/07/12	45,000	45,000,000
Toronto-Dominion Bank, New York,
0.25%, 11/15/11	350,000	350,000,000
UBS AG, Connecticut:
0.31%, 10/04/11(b)	217,785	217,785,000
0.31%, 10/11/11(b)	245,745	245,745,000
0.27%, 11/10/11(b)	158,500	158,500,000
0.35%, 12/09/11	475,000	475,000,000
Westpac Banking Corp., New York:
0.30%, 11/18/11	150,000	150,000,000
0.32%, 4/04/12(b)	74,000	74,000,222
0.32%, 6/11/12(b)	400,000	400,000,000

Total Certificates of Deposit – 34.2%		10,237,180,154

Commercial Paper
ASB Finance Ltd., London,
0.30%, 10/20/11(c)(d)	70,000	69,988,917
Bank of Nova Scotia, New York,
0.30%, 2/13/12(d)	50,000	49,942,812
BNZ International Funding Ltd.(b)(c):
0.37%, 11/10/11	50,000	50,000,556
0.39%, 1/06/12	100,000	100,002,594

Schedule of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

0.39%, 1/13/12	135,000	135,003,765
0.40%, 1/20/12	45,500	45,501,351
0.39%, 2/02/12	150,000	150,005,181
0.39%, 2/14/12	150,000	150,005,764
0.37%, 4/16/12	100,000	100,000,000
0.38%, 5/22/12	75,000	75,002,507
0.43%, 5/31/12	100,000	100,008,804
BPCE S.A.,
0.30%, 10/17/11(c)(d)	150,000	149,980,000
CAFCO LLC(c)(d):
0.18%, 10/11/11	1,000	999,950
0.27%, 12/06/11	40,000	39,980,200
Caisse d’Amortissement de la Dette Sociale,
0.26%, 5/25/12(b)(c)	650,000	649,953,745
Commonwealth Bank of Australia(c)(d):
0.49%, 3/19/12	149,100	148,758,520
0.40%, 6/22/12	87,000	86,963,447
Credit Suisse, New York,
0.27%, 11/10/11(d)	596,000	595,821,200
Deutsche Bank Financial LLC,
0.53%, 3/14/12(d)	3,000	2,992,712
Goldman Sachs Group (The) Inc.,
0.35%, 12/01/11(d)	200,000	199,881,389
Hewlett-Packard Co.,
0.30%, 1/17/12(c)(d)	17,300	17,284,430
Kells Funding LLC(c):
0.33%, 10/03/11(d)	50,000	49,999,083
0.34%, 12/12/11(b)	216,000	216,000,352
5.35%, 12/21/11(b)	140,000	140,000,000
0.34%, 1/06/12(b)	225,000	225,000,000
0.29%, 1/17/12(d)	125,000	124,891,250
0.36%, 3/02/12(b)	125,000	125,000,000
0.36%, 3/05/12(b)	218,000	218,000,000
0.36%, 3/07/12(b)	125,000	125,000,000
0.30%, 4/16/12(b)	50,000	50,000,000
0.30%, 4/17/12(b)	150,000	150,000,000
National Australia Funding Delaware Inc.,
0.31%, 12/01/11(c)(d)	250,000	249,868,681
Nieuw Amsterdam Receivables Corp.,
0.30%, 12/01/11(c)(d)	33,000	32,983,225
Nordea North America Inc.(d):
0.30%, 10/27/11	200,000	199,957,389
0.50%, 3/16/12	161,600	161,225,178
Northern Pines Funding LLC,
0.33%, 10/12/11(b)(c)	195,000	195,000,000
Rabobank USA Finance Corp.,
0.42%, 2/29/12(d)	750,000	748,678,750
Royal Park Investment Funding Corp.,
0.65%, 10/13/11(d)	100,000	99,978,333
Svenska Handelsbanken Inc.,
0.50%, 3/21/12(c)(d)	10,000	9,976,350
Toyota Motor Credit Corp.(d):
0.26%, 10/11/11	150,000	149,989,167
0.26%, 10/12/11	150,000	149,988,083
0.26%, 11/09/11	300,000	299,915,500
Westpac Banking Corp.,
0.30%, 10/12/11(c)(d)	125,000	124,988,542
Westpac Securities NZ Ltd.,
0.51%, 3/16/12(c)(d)	50,300	50,180,999

Total Commercial Paper – 22.7%		6,814,698,726

Corporate Notes
JPMorgan Chase Bank NA,
0.28%, 10/17/12(b)	250,725	250,725,000
Royal Bank of Scotland Plc,
0.51%, 10/03/11(b)	242,000	242,000,000

Total Corporate Notes – 1.6%		492,725,000

Time Deposits
KBC Bank N.V.,
0.05%, 10/03/11	700,000	700,000,000
Societe Generale, New York,
0.20%, 10/03/11	571,300	571,300,000

Total Time Deposits – 4.2%		1,271,300,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes(d):
0.10%, 2/16/12	175,000	174,932,917
0.18%, 7/16/12	450,000	449,361,792
Fannie Mae Variable Rate Notes(b):

Schedule of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

0.25%, 8/23/12	200,000	200,036,486
0.25%, 1/10/13	250,000	249,935,572
0.20%, 5/17/13	304,000	303,847,401
Federal Farm Credit Bank Variable Rate Notes(b):
0.22%, 4/27/12	144,460	144,447,357
0.20%, 7/09/12	159,000	159,000,000
0.27%, 7/13/12	58,020	58,015,403
0.23%, 7/23/12	44,000	44,010,792
0.23%, 10/12/12	75,000	75,000,000
Federal Home Loan Bank,
0.15%, 5/25/12	20,000	19,995,084
Federal Home Loan Bank Variable Rate Notes,
0.19%, 10/06/11(b)	187,000	186,998,959
Freddie Mac Discount Notes(d):
0.03%, 12/12/11	30,000	29,998,200
0.10%, 2/21/12	127,500	127,451,886
0.16%, 9/18/12	250,000	249,583,264
Freddie Mac Variable Rate Notes(b):
0.08%, 1/13/12	280,000	279,951,613
0.19%, 2/16/12	110,000	109,983,240
0.19%, 3/21/13	270,040	269,879,594
0.31%, 9/03/13	227,900	227,811,434
0.17%, 9/13/13	884,785	883,737,320

Total U.S. Government Sponsored Agency Obligations – 14.2%		4,243,978,314

U.S. Treasury Obligations
U.S. Treasury Note:
1.00%, 10/31/11	390,000	390,241,656
0.88%, 1/31/12	1,000,000	1,002,506,683
1.38%, 5/15/12	450,000	453,137,658

Total U.S. Treasury Obligations – 6.2%		1,845,885,997

Repurchase Agreements
Banc of America Securities LLC,
0.18%, 10/3/11	320,000	320,000,000

(Purchased on 9/30/11 to be repurchased at $320,004,800, collateralized by non-U.S. government debt securities, 0.00% to 11.88%, 12/15/11 to 2/12/49, par and fair value of $1,780,792,250 and $335,624,885, respectively)

Banc of America Securities LLC,
0.43%, 11/4/11	500,000	500,000,000

(Purchased on 9/30/11 to be repurchased at $500,209,028, collateralized by non-U.S. government debt securities, 0.00% to 11.75%, 4/15/14 to 3/14/51, par and fair value of $1,471,970,665 and $533,832,784, respectively)

BNP Paribas Securities Corp.,
0.03%, 10/3/11	100,000	100,000,000
(Purchased on 9/30/11 to be repurchased at $100,000,250, collateralized by U.S. Treasury Obligations, 4.75%, 2/15/41, par and fair value of $75,398,200 and $102,000,004, respectively)
BNP Paribas Securities Corp.,
0.18%, 10/3/11	425,000	425,000,000

(Purchased on 9/30/11 to be repurchased at $425,006,375, collateralized by non-U.S. government debt securities, 0.58% to 10.75%, 2/1/12 to 5/17/60, par and fair value of $402,941,718 and $437,890,785, respectively)

Citigroup Global Markets Inc.,
0.28%, 10/3/11	69,000	69,000,000
(Purchased on 9/30/11 to be repurchased at $69,001,610, collateralized by U.S. Treasury obligations, 1.50%, 7/31/16, par and fair value of $68,393,500 and $70,380,086, respectively)
Citigroup Global Markets Inc.,
0.43%, 10/3/11	190,000	190,000,000

(Purchased on 9/30/11 to be repurchased at $190,006,808, collateralized by non-U.S. government debt securities, 0.00% to 8.00%, 11/15/11 to 4/1/57, par and fair value of $233,915,261 and $220,426,852, respectively)

Citigroup Global Markets Inc.,
0.54%, 10/3/11	250,000	250,000,000

(Purchased on 9/30/11 to be repurchased at $250,011,250, collateralized by non-U.S. government debt securities, 0.00% to 5.99%, 5/15/12 to 3/15/39, par and fair value of $331,793,866 and $276,905,819, respectively)

Citigroup Global Markets Inc.,
0.63%, 12/2/11	80,000	80,000,000

(Purchased on 9/30/11 to be repurchased at $80,088,200, collateralized by U.S. government obligations and non-U.S. government debt securities, 0.97% to 7.46%, 8/15/18 to 3/25/40, par and fair value of $90,965,435 and $87,985,255, respectively)

Schedule of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Deutsche Bank Securities Inc.,
0.03%, 10/3/11	1,000,000	1,000,000,000

(Purchased on 9/30/11 to be repurchased at $1,000,002,500, collateralized by U.S. Treasury obligations, 0.00% to 3.88%, 10/13/11 to 2/15/20, par and fair value of $941,681,006 and $1,020,000,036, respectively)

Deutsche Bank Securities Inc.,
0.05%, 10/3/11	555,000	555,000,000

(Purchased on 9/30/11 to be repurchased at $555,002,313, collateralized by U.S. government obligations, 0.00% to 6.00%, 11/8/11 to 4/1/39, par and fair value of $633,111,914 and $567,350,838, respectively)

Deutsche Bank Securities Inc.,
0.10%, 10/3/11	300,000	300,000,000

(Purchased on 9/30/11 to be repurchased at $300,002,500, collateralized by U.S. government obligations, 0.63% to 7.00%, 7/15/21 to 10/1/39, par and fair value of $436,793,297 and $307,500,066, respectively)

Greenwich Capital Markets, Inc.,
0.23%, 10/3/11	80,000	80,000,000

(Purchased on 9/30/11 to be repurchased at $80,001,533, collateralized by U.S. government obligations, 3.50% to 4.50%, 12/1/25 to 2/1/41, par and fair value of $81,365,000 and $81,605,158, respectively)

HSBC Securities (USA) Inc.,
0.16%, 10/3/11	100,000	100,000,000

(Purchased on 9/30/11 to be repurchased at $100,001,333, collateralized by non-U.S. government debt securities, 1.65% to 3.30%, 1/30/14 to 12/9/14, par and fair value of $97,813,175 and $103,000,029, respectively)

JPMorgan Securities Inc.,
0.43%, 10/3/11	60,000	60,000,000
(Purchased on 9/30/11 to be repurchased at $60,002,150, collateralized by non-U.S. government debt securities, 7.25%, 3/15/15, par and fair value of $65,850,000 and $63,002,104, respectively)
Merrill Lynch & Co. Inc.,
0.23%, 10/3/11	100,000	100,000,000
(Purchased on 9/30/11 to be repurchased at $100,001,917, collateralized by U.S. government obligations, 4.00%, 3/1/26, par and fair value of $105,204,426 and $102,000,000, respectively)
Morgan Stanley & Co. Inc.,
0.02%, 10/3/11	425,000	425,000,000

(Purchased on 9/30/11 to be repurchased at $425,000,708, collateralized by U.S. Treasury obligations, 1.88% to 4.50, 10/31/17 to 8/15/39, par and fair value of $360,941,300 and $433,500,042, respectively)

Morgan Stanley & Co. Inc.,
0.09%, 10/3/11	200,000	200,000,000

(Purchased on 9/30/11 to be repurchased at $200,001,500, collateralized by U.S. government obligations, 2.46 to 7.00%, 2/20/40 to 3/3/40, par and fair value of $383,382,729 and $204,000,000, respectively)

RBS Securities Inc.,
0.15%, 10/3/11	120,000	120,000,000

(Purchased on 9/30/11 to be repurchased on $120,001,500, collateralized by U.S. government obligations, 0.60% to 5.50%, 10/1/21 to 9/1/41, par and fair value of $131,703,259 and $122,601,514, respectively)

RBS Securities Inc.,
0.83%, 1/3/12	175,000	175,000,000

(Purchased on 9/30/11 to be repurchased on $175,383,299, collateralized by non-U.S. government debt securities, 0.40% to 5.79%, 6/15/14 to 2/12/51, par and fair value of $315,783,600 and $192,500,947, respectively)

Total Repurchase Agreements – 16.9%		5,049,000,000

Total Investments (Cost – $29,954,768,191*) – 100.0%		29,954,768,191
Other Assets in Excess of Liabilities – 0.0%		10,282,851

Net Assets – 100.0%		$29,965,051,042

*	Cost for federal income tax purposes.

(a)	Issuer is a U.S. branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

Schedule of Investments (concluded)	Money Market Master Portfolio

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$29,954,768,191	–	$29,954,768,191

[1]	See above Schedule of Investments for values in each security type.

Schedule of Investments September 30, 2011 (Unaudited)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee(a)
Bank of Montreal, Chicago(b):
0.33%, 11/22/11	$200,000	$200,000,000
0.32%, 2/29/12	50,000	50,000,000
Bank of Nova Scotia, Houston,
0.25%, 11/15/11	200,000	200,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.25%, 10/04/11	150,000	150,000,000
0.11%, 10/06/11	200,000	200,000,000
0.32%, 11/29/11	175,000	175,000,000
BNP Paribas,
0.35%, 10/05/11	100,000	100,000,000
BNP Paribas S.A., New York,
0.54%, 12/12/11(b)	100,000	100,000,000
Deutsche Bank AG, New York,
0.31%, 10/05/11(b)	300,000	300,000,000
HSBC Bank:
0.55%, 2/22/12	75,000	75,002,981
0.53%, 2/28/12	100,000	100,004,145
Lloyds TSB Bank Plc, New York,
0.44%, 2/14/12(b)	125,000	125,000,000
Mizuho Corporate Bank Ltd., New York:
0.30%, 11/10/11	350,000	350,000,000
0.32%, 12/06/11	200,000	199,998,168
Norinchukin Bank, New York,
0.18%, 10/05/11	275,000	275,000,000
Rabobank Nederland N.V., New York:
0.25%, 11/14/11	225,000	225,000,000
0.33%, 2/27/12(b)	100,000	100,000,000
Royal Bank of Canada, New York(b):
0.26%, 10/14/11	110,000	110,000,000
0.27%, 5/03/12	175,000	175,000,000
Societe Generale, New York(b):
0.37%, 11/21/11	23,500	23,500,000
0.40%, 11/21/11	30,500	30,500,000
Sumitomo Mitsui Banking Corp., New York:
0.26%, 10/13/11	200,000	200,000,000
0.26%, 10/19/11	181,000	181,000,000
0.32%, 11/28/11	100,000	100,000,000
Svenska Handelsbanken AB, New York,
0.47%, 3/05/12	187,000	187,000,000
Toronto-Dominion Bank, New York,
0.25%, 11/15/11	150,000	150,000,000
UBS AG, Connecticut:
0.31%, 10/04/11(b)	97,245	97,245,000
0.31%, 10/11/11(b)	109,730	109,730,000
0.27%, 11/10/11(b)	61,000	61,000,000
0.35%, 12/09/11	185,000	185,000,000
0.47%, 3/07/12	45,000	45,000,000
Westpac Banking Corp., New York:
0.30%, 11/18/11	150,000	150,000,000
0.32%, 4/04/12(b)	35,000	35,000,105
0.32%, 6/11/12(b)	200,000	200,000,000

Total Certificates of Deposit – 41.1%		4,964,980,399

Commercial Paper
ASB Finance Ltd., London,
0.30%, 10/20/11(c)(d)	30,000	29,995,250
Atlantis One Funding,
0.35%, 1/04/12(c)(d)	50,000	49,953,819
BNZ International Funding Ltd.,
0.27%, 11/09/11(c)(d)	138,000	137,959,635
Commonwealth Bank of Australia,
0.40%, 6/22/12(d)	35,493	35,478,088
Credit Suisse, New York,
0.27%, 11/10/11(c)	230,000	229,931,000
Kells Funding LLC(b)(d):
0.34%, 12/12/11	75,000	75,000,122
5.35%, 12/21/11	60,000	60,000,000
0.34%, 1/06/12	275,000	275,000,000
0.36%, 3/05/12	20,000	20,000,000
0.30%, 4/17/12	100,000	100,000,000

Schedule of Investments (continued)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Nordea North America Inc.(c):
0.22%, 10/20/11	43,750	43,744,805
0.30%, 10/27/11	285,000	284,939,279
0.45%, 3/06/12	174,000	173,658,525
Northern Pines Funding LLC,
0.33%, 10/12/11(b)(d)	80,000	80,000,000
Rabobank USA Finance Corp.,
0.42%, 2/29/12(c)	250,000	249,559,583
Royal Park Investment Funding Corp.,
0.65%, 10/13/11(c)	69,000	68,985,050
Westpac Banking Corp.(c)(d):
0.30%, 10/05/11	25,000	24,999,167
0.30%, 10/12/11	75,000	74,993,125

Total Commercial Paper – 16.7%		2,014,197,448

Corporate Notes
JPMorgan Chase Bank NA,
0.28%, 10/17/12(b)	121,710	121,710,000
Royal Bank of Scotland Plc,
0.51%, 10/03/11(b)	97,000	97,000,000

Total Corporate Notes – 1.8%		218,710,000

Time Deposits
Societe Generale, New York,
0.20%, 10/03/11	362,200	362,200,000

Total Time Deposits – 3.0%		362,200,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes(c):
0.10%, 2/16/12	175,000	174,932,917
0.18%, 7/16/12	150,000	149,787,264
Fannie Mae Variable Rate Notes(b):
0.23%, 7/26/12	125,000	124,979,548
0.25%, 8/23/12	100,000	100,018,243
0.25%, 1/10/13	121,000	120,968,817
0.20%, 5/17/13	103,000	102,948,297
Federal Home Loan Bank,
0.15%, 5/25/12	10,000	9,997,542
Federal Home Loan Bank Discount Notes,
0.06%, 2/29/12(c)	255,898	255,828,232
Freddie Mac Variable Rate Notes(b):
0.31%, 9/03/13	75,000	74,970,854
0.29%, 9/12/13	250,000	249,852,438
0.17%, 9/13/13	396,700	396,230,265

Total U.S. Government Sponsored Agency Obligations – 14.6%		1,760,514,417

Repurchase Agreements
Banc of America Securities LLC,
0.18%, 10/3/11	180,000	180,000,000

(Purchased on 9/30/11 to be repurchased at $180,002,700, collateralized by non-U.S. government debt securities, 0.00% to 8.75%, 11/18/11 to 5/15/47, par and fair value of $199,191,622 and $187,730,462, respectively)

BNP Paribas Securities Corp.,
0.18%, 10/3/11	275,000	275,000,000

(Purchased on 9/30/11 to be repurchased at $275,004,125, collateralized by non-U.S. government debt securities, 4.75% to 10.25%, 11/15/12 to 12/7/16, par and fair value of $254,687,840 and $283,250,001, respectively)

Deutsche Bank Securities Inc.,
0.03%, 10/3/11	960,000	960,000,000

(Purchased on 9/30/11 to be repurchased at $960,002,400, collateralized by U.S. Treasury obligations, 1.38% to 6.63%, 3/15/13 to 2/15/40, par and fair value of $863,220,300 and $979,200,011, respectively)

Deutsche Bank Securities Inc.,
0.05%, 10/3/11	225,000	225,000,000

(Purchased on 9/30/11 to be repurchased at $225,000,938, collateralized by U.S. government obligations, 2.50% to 4.50%, 3/11/16 to 4/1/39, par and fair value of $240,172,574 and $230,750,516, respectively)

Deutsche Bank Securities Inc.,
0.10%, 10/3/11	313,000	313,000,000

(Purchased on 9/30/11 to be repurchased at $313,002,608, collateralized by U.S. government obligations and U.S. Treasury obligations, 0.00% to 6.25%, 7/15/21 to 10/15/40, par and fair value of $340,463,752 and $319,982,289, respectively)

Schedule of Investments (continued)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Greenwich Capital Markets Inc.,
0.23%, 10/3/11	60,000	60,000,000

(Purchased on 9/30/11 to be repurchased at $60,001,150, collateralized by U.S. government obligations, 3.50% to 4.50%, 1/1/26 to 2/1/41, par and fair value of $61,926,101 and $ 61,202,556, respectively)

JPMorgan Securities Inc.,
0.23%, 10/3/11	50,000	50,000,000

(Purchased on 9/30/11 to be repurchased at $50,000,958, collateralized by non-U.S. government debt securities, 0.37% to 6.52%, 6/15/20 to 12/10/49, par and fair value of $92,216,364 and $52,500,979, respectively)

JPMorgan Securities Inc.,
0.23%, 10/3/11	60,000	60,000,000

(Purchased on 9/30/11 to be repurchased at $60,001,150, collateralized by non-U.S. government debt securities, 0.37% to 6.52%, 6/15/20 to 12/10/49, par and fair value of $110,659,636 and $63,001,175, respectively)

JPMorgan Securities Inc.,
0.43%, 10/3/11	30,000	30,000,000

(Purchased on 9/30/11 to be repurchased at $30,001,075, collateralized by non-U.S. government debt securities, 2.75% to 9.63%, 8/15/12 to 2/15/18, par and fair value of $29,976,000 and $31,500,518, respectively)

Morgan Stanley & Co. Inc.,
0.02%, 10/3/11	190,244	190,244,000

(Purchased on 9/30/11 to be repurchased at $190,244,317, collateralized by U.S. Treasury obligations, 1.75% to 3.38%, 7/31/15 to 11/15/19, par and fair value of $184,102,100 and $194,048,935, respectively)

Morgan Stanley & Co. Inc.,
0.18%, 10/3/11	90,000	90,000,000

(Purchased on 9/30/11 to be repurchased at $90,001,350, collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 4.50%,11/18/23 to 11/1/40, par and fair value of $92,135,882 and $92,389,222, respectively)

RBS Securities Inc.,
0.15%, 10/3/11	90,000	90,000,000

(Purchased on 9/30/11 to be repurchased at $90,001,125, collateralized by U.S. government obligations, 3.50% to 6.00%, 9/1/17 to 10/1/41, par and fair value of $103,567,399 and $91,802,967, respectively)

RBS Securities Inc.,
0.83%, 10/3/11	125,000	125,000,000

(Purchased on 9/30/11 to be repurchased at $125,008,646, collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 7.22%, 12/15/12 to 8/20/29, par and fair value of $349,353,244 and $137,504,172, respectively)

Total Repurchase Agreements – 22.0%		2,648,244,000

Total Investments (Cost – $11,968,846,264*) – 99.2%		11,968,846,264
Other Assets in Excess of Liabilities – 0.8%		102,600,712

Net Assets – 100.0%		12,071,446,976

*	Cost for federal income tax purposes.

(a)	Issuer is a U.S. branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

Schedule of Investments (concluded)	Prime Money Market Master Portfolio

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Short-Term Securities[1]	–	$11,968,846,264	–	$11,968,846,264

[1]	See above Schedule of Investments for values in each security type.

Schedule of Investments September 30, 2011 (Unaudited)	Government Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp.,
0.03%, 10/3/11	$1,000	$1,000,000
(Purchased on 9/30/11 to be repurchased at $1,000,003, collateralized by U.S. Treasury obligations, 5.38%, 2/15/31, par and fair value of $725,900 and $1,020,117, respectively)
Credit Suisse Securities (USA) LLC,
0.05%, 10/3/11	1,000	1,000,000
(Purchased on 9/30/11 to be repurchased at $1,000,004, collateralized by U.S. Treasury obligations, 1.50%, 7/31/16, par and fair value of $995,000 and $1,023,861, respectively)
Deutsche Bank Securities Inc.,
0.10%, 10/3/11	1,000	1,000,000
(Purchased on 9/30/11 to be repurchased at $1,000,008, collateralized by U.S. Treasury obligations, 2.25%, 11/30/17, par and fair value of $956,700 and $1,020,081, respectively)
Goldman Sachs & Co. Inc.,
0.05%, 10/3/11	1,000	1,000,000
(Purchased on 9/30/11 to be repurchased at $1,000,004, collateralized by U.S. government obligations, 3.05% to 7.00%, 4/1/19 to 6/1/41, par and fair value of $2,118,986 and $1,020,000, respectively)
HSBC Securities (USA) Inc.,
0.03%, 10/3/11	1,000	1,000,000
(Purchased on 9/30/11 to be repurchased at $1,000,003, collateralized by U.S. Treasury obligations, 1.50%, 6/30/16, par and fair value of $990,000 and $1,020,938, respectively)
JPMorgan Securities Inc.,
0.02%, 10/3/11	916	916,000
(Purchased on 9/30/11 to be repurchased at $916,002, collateralized by U.S. Treasury obligations, 1.38%, 11/30/15, par and fair value of $910,000 and $937,776, respectively)
Morgan Stanley & Co. Inc.,
0.02%, 10/3/11	1,000	1,000,000
(Purchased on 9/30/11 to be repurchased at $1,000,002, collateralized by U.S. Treasury obligations, 2.63%, 6/30/14, par and fair value of $955,600 and $1,020,029, respectively)
RBS Securities Inc.,
0.14%, 10/3/11	1,000	1,000,000
(Purchased on 9/30/11 to be repurchased at $1,000,012, collateralized by U.S. government obligations, 4.38%, 5/1/40, par and fair value of $1,280,000 and $1,021,207, respectively)

Total Repurchase Agreements – 100.1%		7,916,000

Total Investments (Cost – $7,916,000*) – 100.1%		7,916,000
Liabilities in Excess of Other Assets – (0.1)%		(11,493)

Net Assets – 100.0%		$7,904,507

*	Cost for federal income tax purposes.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Schedule of Investments (concluded)	Government Money Market Master Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$7,916,000	–	$7,916,000

[1]	See above Schedule of Investments for values in each security type.

Schedule of Investments September 30, 2011 (Unaudited)	Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bill(a):
0.14%, 10/06/11	$20,000	$19,999,618
0.11%, 10/13/11	20,000	19,999,267
0.02%, 10/27/11	10,000	10,000,000
0.09%, 1/05/12	30,000	29,992,800
0.29%, 1/12/12	13,000	12,989,548
0.08%, 2/16/12	20,000	19,993,867
0.05%, 3/01/12	25,000	24,995,250
0.05%, 3/15/12	25,000	24,994,236
0.10%, 8/23/12	40,000	39,964,757
U.S. Treasury Note:
1.00%, 10/31/11	12,000	12,007,326
0.88%, 1/31/12	112,000	112,290,876
0.88%, 2/29/12	44,000	44,136,536
1.38%, 5/15/12	15,000	15,104,595
0.38%, 8/31/12	9,000	9,021,569
1.38%, 10/15/12	5,000	5,064,323

Total U.S. Treasury Obligations – 27.5%		400,554,568

Repurchase Agreements
BNP Paribas Securities Corp.,
0.03%, 10/3/11	99,000	99,000,000

(Purchased on 9/30/11 to be repurchased at $99,000,248, collateralized by U.S. Treasury obligations, 4.38% to 4.75%, 2/15/38 to 2/15/41, par and fair value of $75,596,300 and $100,980,068, respectively)

Citigroup Global Markets Inc.,
0.05%, 10/3/11	50,000	50,000,000
(Purchased on 9/30/11 to be repurchased at $50,000,208, collateralized by U.S. Treasury obligations, 4.50%, 8/15/39, par and fair value of $39,339,600 and $51,000,054, respectively)
Credit Suisse Securities (USA) LLC,
0.05%, 10/311	170,000	170,000,000
(Purchased on 9/30/11 to be repurchased at $170,000,708, collateralized by U.S. Treasury obligations, 1.88%, 6/30/15 to 10/31/17, par and fair value of $165,790,200 and $173,400,683, respectively)
Deutsche Bank Securities Inc.,
0.03%, 10/3/11	87,590	87,590,000

(Purchased on 9/30/11 to be repurchased at $87,590,219, collateralized by U.S. Treasury obligations, 0.00% to 1.25%, 3/22/12 to 7/15/20, par and fair value of $82,091,700 and $89,341,803, respectively)

Deutsche Bank Securities Inc.,
0.05%, 10/7/11	50,000	50,000,000

(Purchased on 9/30/11 to be repurchased at $50,000,486, collateralized by U.S. Treasury obligations, 0.00% to 4.75%, 5/31/12 to 5/15/39, par and fair value of $83,050,590 and $51,160,152, respectively)

HSBC Securities (USA) Inc.,
0.03%, 10/3/11	150,000	150,000,000
(Purchased on 9/30/11 to be repurchased at $150,000,375, collateralized by U.S. Treasury obligations, 6.13%, 8/15/29, par and fair value of $102,025,000 and $153,005,489, respectively)
JPMorgan Securities Inc.,
0.02%, 10/3/11	49,999	49,999,000
(Purchased on 9/30/11 to be repurchased at $49,999,083, collateralized by U.S. Treasury obligations, 1.38%, 11/30/15, par and fair value of $49,490,000 and $51,000,604, respectively)
Merrill Lynch & Co. Inc.,
0.02%, 10/3/11	110,000	110,000,000

(Purchased on 9/30/11 to be repurchased at $110,000,183, collateralized by U.S. Treasury obligations, 2.00% to 4.75%, 1/31/16 to 2/15/37, par and fair value of $94,540,700 and $112,200,059, respectively)

Morgan Stanley & Co. Inc.,
0.02%, 10/3/11	210,202	210,202,000

(Purchased on 9/30/11 to be repurchased at $210,202,350, collateralized by U.S. Treasury obligations, 0.25% to 4.63%, 7/31/12 to 11/15/19, par and fair value of $205,082,200 and $214,406,143, respectively)

Schedule of Investments (concluded)	Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

RBS Securities Inc.,
0.05%, 10/3/11	80,000	80,000,000
(Purchased on 9/30/11 to be repurchased at $80,000,333, collateralized by U.S. Treasury obligations, 2.75%, 2/15/19, par and fair value of $74,895,000 and $81,600,161, respectively)

Total Repurchase Agreements – 72.5%		1,056,791,000

Total Investments (Cost – $1,457,345,568*) – 100.0%		1,457,345,568
Other Assets in Excess of Liabilities – 0.0%		263,985

Net Assets – 100.0%		$1,457,609,553

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$1,457,345,568	–	$1,457,345,568

[1]	See above Schedule of Investments for values in each security type.

Item 2	–	Controls and Procedures

2(a)	–	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds III and Master Investment Portfolio

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds III and Master Investment Portfolio

Date: November 23, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds III and Master Investment Portfolio

Date: November 23, 2011